UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-9819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

P.O. Box 5049

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
David James, Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 3rd Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

MONEY MARKET FUNDS

State Street Institutional Liquid Reserve Fund

State Street Institutional Tax Free Money Market Fund

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

State Street Institutional Liquid Reserves Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio. The schedule of investments for the State Street Money Market Portfolio follows.

State Street Money Market Portfolio

Portfolio of Investments

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

ASSET BACKED COMMERCIAL PAPER – 1.7%
Aspen Funding Corp.(a)(b)	0.330%	11/25/2014	11/25/2014	$115,000,000	$114,942,021
Collateralized Commercial Paper Co. LLC(a)(c)	0.220%	11/12/2014	11/12/2014	30,000,000	29,992,300
Collateralized Commercial Paper Co. LLC(a)	0.220%	11/13/2014	11/13/2014	400,000,000	399,894,889
Newport Funding Corp.(a)(b)	0.330%	11/25/2014	11/25/2014	25,000,000	24,987,396
Versailles Commercial Paper LLC(a)(b)	0.200%	12/01/2014	12/01/2014	75,000,000	74,974,583

TOTAL ASSET BACKED COMMERCIAL PAPER					644,791,189

FINANCIAL COMPANY COMMERCIAL PAPER – 15.4%
Australia & New Zealand Banking Group Ltd.(b)(d)	0.234%	10/13/2014	04/13/2015	85,000,000	85,000,000
BNP Paribas(a)	0.300%	01/06/2015	01/06/2015	200,000,000	199,838,333
BNP Paribas(a)	0.260%	01/22/2015	01/22/2015	300,000,000	299,755,167
Caisse des Depots et Consignations(a)(c)	0.170%	10/03/2014	10/03/2014	50,000,000	49,999,528
Caisse des Depots et Consignations(a)(c)	0.230%	02/03/2015	02/03/2015	50,000,000	49,960,069
Caisse des Depots et Consignations(a)(c)	0.200%	02/20/2015	02/20/2015	450,000,000	449,645,000
DnB Bank ASA(a)(b)	0.210%	01/13/2015	01/13/2015	300,000,000	299,818,000
DnB Bank ASA(a)(b)	0.215%	01/20/2015	01/20/2015	250,000,000	249,834,271
DnB Bank ASA(a)(b)	0.225%	01/20/2015	01/20/2015	110,000,000	109,923,688
DnB Bank ASA(a)(b)	0.190%	01/26/2015	01/26/2015	350,000,000	349,783,875
General Electric Capital Corp.(a)	0.200%	10/09/2014	10/09/2014	105,000,000	104,995,333
General Electric Capital Corp.(a)	0.200%	10/30/2014	10/30/2014	47,000,000	46,992,428
General Electric Capital Corp.(a)	0.200%	01/08/2015	01/08/2015	100,000,000	99,945,000
HSBC Bank PLC(b)(d)	0.244%	10/10/2014	09/10/2015	100,000,000	100,000,000
JP Morgan Securities LLC(b)(d)	0.326%	10/06/2014	02/06/2015	350,000,000	350,000,000
Nordea Bank AB(a)(b)	0.200%	01/22/2015	01/22/2015	145,000,000	144,908,972
Nordea Bank AB(a)(b)	0.200%	02/24/2015	02/24/2015	300,000,000	299,756,667
Nordea Bank AB(a)(b)	0.200%	02/26/2015	02/26/2015	175,000,000	174,856,111
Skandinaviska Enskilda Banken AB(a)(b)	0.230%	10/16/2014	10/16/2014	300,000,000	299,971,250
Societe Generale(a)	0.244%	10/31/2014	10/31/2014	60,000,000	59,988,000
Sumitomo Mitsui Banking Corp.(a)(b)	0.220%	10/02/2014	10/02/2014	200,000,000	199,998,778
Sumitomo Mitsui Banking Corp.(a)(b)	0.240%	01/22/2015	01/22/2015	350,000,000	349,736,333
Swedbank AB(a)	0.230%	02/02/2015	02/02/2015	100,000,000	99,920,778
Swedbank AB(a)	0.230%	02/05/2015	02/05/2015	100,000,000	99,918,861
Swedbank AB(a)	0.230%	02/10/2015	02/10/2015	200,000,000	199,831,333
Toyota Motor Credit Corp.(a)	0.200%	01/07/2015	01/07/2015	50,000,000	49,972,778
Toyota Motor Credit Corp.(a)	0.200%	01/08/2015	01/08/2015	129,000,000	128,929,050
Westpac Banking Corp.(b)(d)	0.224%	10/16/2014	01/16/2015	409,500,000	409,500,000

1

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Westpac Banking Corp.(b)(d)	0.227%	10/06/2014	03/04/2015	$250,000,000	$249,996,118
Westpac Banking Corp.(b)(d)	0.243%	10/24/2014	04/24/2015	150,000,000	150,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					5,762,775,721

CERTIFICATES OF DEPOSIT – 51.9%
Bank of America NA(a)	0.230%	01/23/2015	01/23/2015	121,000,000	121,000,000
Bank of America NA(a)	0.230%	01/26/2015	01/26/2015	195,000,000	195,000,000
Bank of Montreal(a)	0.190%	01/07/2015	01/07/2015	145,000,000	145,000,000
Bank of Montreal(d)	0.274%	10/20/2014	03/27/2015	325,000,000	325,000,000
Bank of Nova Scotia(d)	0.266%	10/07/2014	03/05/2015	335,000,000	335,000,000
Bank of Nova Scotia(d)	0.224%	10/10/2014	06/10/2015	350,000,000	350,000,000
Bank of Tokyo – Mitsubishi(a)	0.210%	11/06/2014	11/06/2014	500,000,000	500,000,000
Bank of Tokyo – Mitsubishi(a)	0.210%	11/14/2014	11/14/2014	350,000,000	350,000,000
Bank of Tokyo – Mitsubishi(a)	0.200%	01/09/2015	01/09/2015	140,000,000	140,000,000
Barclays Bank(a)	0.240%	12/01/2014	12/01/2014	270,000,000	270,000,000
Barclays Bank(d)	0.332%	12/09/2014	04/01/2015	500,000,000	500,000,000
Barclays Bank(d)	0.375%	10/27/2014	06/25/2015	685,000,000	685,000,000
Canadian Imperial Bank of Commerce(d)	0.296%	10/06/2014	03/04/2015	195,000,000	195,000,000
Chase Bank USA NA(d)	0.224%	10/27/2014	01/26/2015	124,000,000	124,000,000
Chase Bank USA NA(d)	0.235%	10/24/2014	02/24/2015	124,000,000	124,000,000
Citibank NA(a)	0.200%	01/06/2015	01/06/2015	50,000,000	50,000,000
Citibank NA(a)	0.230%	01/26/2015	01/26/2015	375,000,000	375,000,000
Credit Agricole Corporate and Investment Bank(a)	0.260%	10/01/2014	10/01/2014	700,000,000	700,000,000
Credit Suisse(a)	0.245%	10/10/2014	10/10/2014	225,000,000	225,000,000
Credit Suisse(a)	0.280%	10/10/2014	10/10/2014	200,000,000	200,000,000
Credit Suisse(a)	0.280%	11/03/2014	11/03/2014	285,000,000	285,000,000
Credit Suisse(a)	0.310%	02/05/2015	02/05/2015	400,000,000	400,000,000
Deutsche Bank AG(a)	0.310%	11/26/2014	11/26/2014	825,000,000	825,000,000
DnB Bank ASA(a)	0.205%	10/06/2014	10/06/2014	325,000,000	325,000,000
ING Bank NV(a)	0.300%	02/02/2015	02/02/2015	125,000,000	125,000,000
ING Bank NV(a)	0.310%	02/11/2015	02/11/2015	140,000,000	140,000,000
ING Bank NV(a)	0.310%	02/27/2015	02/27/2015	200,000,000	200,000,000
ING Bank NV(a)	0.320%	03/02/2015	03/02/2015	200,000,000	200,000,000
ING Bank NV(a)	0.320%	03/10/2015	03/10/2015	400,000,000	400,000,000
Lloyds Bank PLC(a)	0.200%	10/30/2014	10/30/2014	170,000,000	170,000,000
Lloyds Bank PLC(a)	0.250%	02/09/2015	02/09/2015	221,000,000	221,000,000
Nordea Bank AB(a)	0.195%	10/01/2014	10/01/2014	800,000,000	800,000,000
Nordea Bank AB(a)	0.215%	10/15/2014	10/15/2014	100,000,000	99,999,806
Nordea Bank AB(a)	0.195%	01/22/2015	01/22/2015	100,000,000	99,998,432
Norinchukin Bank(a)	0.150%	10/01/2014	10/01/2014	280,000,000	280,000,000
Norinchukin Bank(a)	0.230%	01/26/2015	01/26/2015	500,000,000	500,000,000

2

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

CERTIFICATES OF DEPOSIT – (continued)
Rabobank Nederland NV(d)	0.242%	10/03/2014	10/03/2014	$300,000,000	$300,000,000
Rabobank Nederland NV(d)	0.247%	11/07/2014	11/07/2014	270,000,000	270,000,000
Rabobank Nederland NV(a)	0.210%	01/08/2015	01/08/2015	216,000,000	216,000,000
Rabobank Nederland NV(a)	0.220%	03/13/2015	03/13/2015	350,000,000	350,000,000
Royal Bank of Canada(d)	0.224%	10/20/2014	05/20/2015	125,000,000	125,000,000
Royal Bank of Canada(d)	0.242%	10/29/2014	08/31/2015	120,000,000	120,000,000
Royal Bank of Canada(d)	0.254%	10/10/2014	09/10/2015	180,000,000	180,000,000
Skandinaviska Enskilda Banken AB(d)	0.257%	10/03/2014	10/03/2014	385,000,000	385,000,000
Skandinaviska Enskilda Banken AB(a)	0.210%	11/03/2014	11/03/2014	200,000,000	200,000,000
Societe Generale(a)	0.240%	10/31/2014	10/31/2014	86,000,000	86,000,000
Sumitomo Mitsui Banking Corp.(a)	0.220%	10/02/2014	10/02/2014	550,000,000	550,000,000
Sumitomo Mitsui Banking Corp.(a)	0.150%	10/17/2014	10/17/2014	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.(a)	0.220%	11/03/2014	11/03/2014	450,000,000	450,000,000
Sumitomo Mitsui Banking Corp.(a)	0.240%	01/22/2015	01/22/2015	150,000,000	150,000,000
Svenska Handelsbanken AB(a)	0.170%	10/01/2014	10/01/2014	200,000,000	200,000,000
Svenska Handelsbanken AB(a)	0.175%	10/03/2014	10/03/2014	500,000,000	500,000,139
Svenska Handelsbanken AB(a)	0.205%	01/26/2015	01/26/2015	150,000,000	150,002,435
Svenska Handelsbanken AB(a)	0.220%	02/09/2015	02/09/2015	178,660,000	178,663,247
Swedbank AB(a)	0.230%	01/07/2015	01/07/2015	200,000,000	200,000,000
Toronto Dominion Bank(a)	0.200%	10/10/2014	10/10/2014	240,000,000	240,000,000
Toronto Dominion Bank(a)	0.200%	01/13/2015	01/13/2015	175,000,000	175,000,000
Toronto Dominion Bank(a)	0.200%	01/14/2015	01/14/2015	125,000,000	125,000,000
Toronto Dominion Bank(a)	0.200%	01/15/2015	01/15/2015	125,000,000	125,000,000
Toronto Dominion Bank(a)	0.200%	03/03/2015	03/03/2015	355,000,000	355,000,000
Toronto Dominion Bank(d)	0.245%	11/24/2014	08/24/2015	289,000,000	289,000,000
UBS AG(a)	0.210%	11/17/2014	11/17/2014	310,000,000	310,000,000
UBS AG(a)	0.220%	11/17/2014	11/17/2014	225,000,000	225,000,000
UBS AG(d)	0.266%	10/06/2014	03/05/2015	300,500,000	300,500,000
Wells Fargo Bank NA(d)	0.224%	10/14/2014	03/12/2015	225,000,000	225,000,000
Wells Fargo Bank NA(d)	0.234%	10/09/2014	04/09/2015	214,000,000	214,000,000
Wells Fargo Bank NA(d)	0.253%	10/08/2014	07/07/2015	300,000,000	300,000,000
Wells Fargo Bank NA(d)	0.254%	10/14/2014	07/14/2015	458,000,000	458,000,000
Westpac Banking Corp.(d)	0.226%	10/06/2014	01/06/2015	250,000,000	249,996,545
Westpac Banking Corp.(d)	0.224%	10/16/2014	01/16/2015	155,000,000	155,000,000

TOTAL CERTIFICATES OF DEPOSIT					19,437,160,604

OTHER NOTES – 4.2%
Bank of America NA(a)	0.230%	02/09/2015	02/09/2015	192,000,000	192,000,000
Bank of America NA(a)	0.230%	02/19/2015	02/19/2015	234,000,000	234,000,000
JPMorgan Chase Bank NA(d)	0.353%	12/08/2014	10/07/2015	260,000,000	260,000,000
JPMorgan Chase Bank NA(d)	0.352%	10/22/2014	10/22/2015	175,000,000	175,000,000
Royal Bank of Canada(c)(d)	0.282%	10/07/2014	10/07/2015	155,000,000	155,000,000

3

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

OTHER NOTES – (continued)
Svenska Handelsbanken AB(c)(d)	0.302%	10/27/2014	03/27/2015	$180,000,000	$180,000,000
Wells Fargo Bank NA(d)	0.324%	12/10/2014	10/09/2015	155,000,000	155,000,000
Wells Fargo Bank NA(d)	0.324%	10/20/2014	10/20/2015	227,000,000	227,000,000

TOTAL OTHER NOTES					1,578,000,000

					Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 2.7%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/25/2014 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 7.500% due 12/01/2017 – 02/01/2044, Federal National Mortgage Associations, 2.000% – 9.000% due 10/01/2017 – 10/01/2043, and Government National Mortgage Associations, 3.130% – 3.200% due 09/15/2044 – 03/15/2045, valued at $153,000,001); expected proceeds $150,001,167	0.040%	10/02/2014	10/02/2014	150,000,000	150,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/25/2014 (collateralized by Government National Mortgage Associations, 3.500% – 5.500% due 08/15/2040 – 01/20/2044, valued at $102,000,000); expected proceeds $100,000,778	0.040%	10/02/2014	10/02/2014	100,000,000	100,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 09/29/2014 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 9.000% due 10/01/2015 – 09/01/2043, and Federal National Mortgage Associations, 2.000% – 7.500% due 12/01/2015 – 10/01/2044, valued at $765,000,000); expected proceeds $750,005,833	0.040%	10/06/2014	10/06/2014	750,000,000	750,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,000,000,000

TREASURY REPURCHASE AGREEMENTS – 20.1%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/26/2014 (collateralized by U.S. Treasury Notes, 0.375% – 0.750% due 01/31/2016 – 10/31/2017, valued at $510,000,033); expected proceeds $500,005,833	0.060%	10/03/2014	10/03/2014	500,000,000	500,000,000

4

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Note, 3.625% due 02/15/2021, valued at $7,040,000,062); expected proceeds $7,040,000,000	0.000%	10/01/2014	10/01/2014	$7,040,000,000	$7,040,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					7,540,000,000

OTHER REPURCHASE AGREEMENTS – 4.2%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/12/2014 (collateralized by various Corporate Bonds, 0.531% – 9.000% due 01/15/2016 – 12/31/2099 and U.S. Treasury Strips, 0.000% due 08/15/2017 – 11/15/2034 valued at $169,075,455); expected proceeds $155,236,375	0.610%	10/01/2014	12/11/2014	155,000,000	155,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2014 (collateralized by various Common Stocks valued at $216,008,094); expected proceeds $200,067,556	0.320%	10/07/2014	11/07/2014	200,000,000	200,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2014 (collateralized by various Corporate Bonds, 0.000% – 14.750% due 12/15/2014 – 09/04/2044 and a Medium Term Note, 5.017% due 06/26/2024 valued at $495,001,630); expected proceeds $450,182,750	0.430%	10/01/2014	11/03/2014	450,000,000	450,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/12/2014 (collateralized by various Common Stocks and Federal National Mortgage Associations, 3.500% – 5.000% due 10/01/2039 – 06/01/2044 valued at $130,316,882); expected proceeds $125,118,750	0.380%	10/01/2014	12/11/2014	125,000,000	125,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/26/2014 (collateralized by various Common Stocks valued at $334,800,053); expected proceeds $310,450,878	0.440%	10/01/2014	01/23/2015	310,000,000	310,000,000

5

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/26/2014 (collateralized by various Corporate Bonds, 0.000% – 8.600% due 11/30/2014 – 05/15/2067 and Medium Term Notes, 3.150% – 5.500% due 03/02/2015 – 06/15/2030 valued at $345,385,272); expected proceeds $320,374,453	0.354%	10/24/2014	01/23/2015	$320,000,000	$320,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					1,560,000,000

TOTAL INVESTMENTS(e)(f)† – 100.2%					37,522,727,514
Liabilities in Excess of Assets – (0.2)%					(79,697,592)

NET ASSETS – 100.0%					$37,443,029,922

(a)	Rate represents annualized yield at date of purchase

(b)

Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $4,037,779,115 or 10.78% of net assets as of September 30, 2014.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $914,574,865 or 2.44% of net assets as of September 30, 2014.

(d)	Variable Rate Security – Interest rate shown is rate in effect as of September 30, 2014.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(f)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

6

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	37,522,727,514
Level 3 – Significant Unobservable Inputs	–

Total Investments	$37,522,727,514

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2014, there were no transfers between levels.

7

State Street Institutional Tax Free Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Tax Free Money Market Portfolio. The schedule of investments for the State Street Tax Free Money Market Portfolio follows.

State Street Tax Free Money Market Portfolio

Portfolio of Investments

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – 82.5%
California – 7.4%
California Infrastructure & Economic Development Bank, Revenue Bonds, Pacific Gas & Electric Co., LOC: Sumitomo Mitsui Banking(a)	0.030%	10/01/2014	10/01/2014	$2,000,000	$2,000,000
California Infrastructure & Economic Development Bank, Revenue Bonds, Pacific Gas & Electric Co., Series D, LOC: Sumitomo Mitsui Banking(a)	0.010%	10/01/2014	10/01/2014	4,875,000	4,875,000
City of Hemet, Multi Family Housing Revenue Bonds, Sunwest Retirement, Series A, LIQ: FHLMC(a)	0.050%	10/07/2014	10/07/2014	1,500,000	1,500,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC(a)	0.030%	10/07/2014	10/07/2014	2,630,000	2,630,000
Lancaster Redevelopment Agency, Multi Family Housing Revenue Bonds, 20th Street Apartments Project, Series C, LIQ: FNMA(a)	0.050%	10/07/2014	10/07/2014	1,000,000	1,000,000
San Francisco City & County Airports Commission, Revenue Bonds, Second Series 36-A, RMKT 06/02/09, LOC: U.S. Bank N.A.(a)	0.030%	10/07/2014	10/07/2014	3,000,000	3,000,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada(a)	0.030%	10/07/2014	10/07/2014	2,500,000	2,500,000

					17,505,000

Colorado – 5.5%
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB(a)	0.060%	10/07/2014	10/07/2014	5,445,000	5,445,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Series B-3, SPA: Barclays Bank PLC, LIQ: FHA(a)	0.060%	10/07/2014	10/07/2014	4,000,000	4,000,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.060%	10/07/2014	10/07/2014	3,700,000	3,700,000

					13,145,000

Connecticut – 7.3%
Connecticut Housing Finance Authority, Revenue Bonds, Mortgage Finance Program, Subseries B-6, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.070%	10/07/2014	10/07/2014	3,000,000	3,000,000

8

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
Connecticut – (continued)
Connecticut Housing Finance Authority, Revenue Bonds, Subseries E-3, INS: Government Authority, SPA: Bank of Tokyo Mitsubishi UFJ(a)	0.070%	10/07/2014	10/07/2014	$4,750,000	$4,750,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2(a)	0.030%	10/07/2014	10/07/2014	9,480,000	9,480,000

					17,230,000

Delaware – 2.9%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.040%	10/07/2014	10/07/2014	6,900,000	6,900,000

Florida – 1.0%
JEA Electric System, Revenue Bonds, Series 3-A, SPA: Royal Bank of Canada(a)	0.040%	10/07/2014	10/07/2014	2,415,000	2,415,000

Georgia – 1.5%
Gwinnett County Housing Authority, Revenue Bonds, Greens Apartments Project, LIQ: FNMA(a)	0.060%	10/07/2014	10/07/2014	3,600,000	3,600,000

Indiana – 6.2%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA(a)	0.050%	10/07/2014	10/07/2014	2,000,000	2,000,000
Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health, Series C, LOC: Northern Trust Company(a)	0.030%	10/07/2014	10/07/2014	12,795,000	12,795,000

					14,795,000

Maryland – 3.2%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.050%	10/07/2014	10/07/2014	3,545,000	3,545,000
Maryland State Stadium Authority Lease, Revenue Bonds, Baltimore Convention, SPA: Sumitomo Mitsui Banking(a)	0.040%	10/07/2014	10/07/2014	2,465,000	2,465,000
Maryland State Stadium Authority Lease, Revenue Bonds, Football Stadium, SPA: Sumitomo Mitsui Banking(a)	0.040%	10/07/2014	10/07/2014	1,520,000	1,520,000

					7,530,000

Massachusetts – 5.4%
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.040%	10/07/2014	10/07/2014	7,900,000	7,900,000

9

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
Massachusetts – (continued)
Massachusetts Bay Transportation Authority, Revenue Bonds, Series A1, RMKT 09/30/11, INS: Government Authority, SPA: Barclays Bank PLC(a)	0.040%	10/07/2014	10/07/2014	$4,835,000	$4,835,000

					12,735,000

Minnesota – 0.7%
City of Minneapolis, Revenue Bonds, University Gateway Project, SPA: Wells Fargo Bank N.A.(a)	0.040%	10/07/2014	10/07/2014	1,635,000	1,635,000

New Hampshire – 2.8%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.040%	10/07/2014	10/07/2014	3,245,000	3,245,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.050%	10/07/2014	10/07/2014	3,375,000	3,375,000

					6,620,000

New York – 5.0%
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-F, SPA: Royal Bank of Canada(a)	0.030%	10/01/2014	10/01/2014	2,500,000	2,500,000
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-H, SPA: Royal Bank of Canada(a)	0.030%	10/01/2014	10/01/2014	2,685,000	2,685,000
New York State Dormitory Authority, Revenue Bonds, Cornell University, Series A, SPA: JP Morgan Chase Bank(a)	0.050%	10/07/2014	10/07/2014	1,900,000	1,900,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series A, SPA: JP Morgan Chase Bank(a)	0.050%	10/07/2014	10/07/2014	3,520,000	3,520,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.040%	10/07/2014	10/07/2014	1,300,000	1,300,000

					11,905,000

North Carolina – 10.3%
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A.(a)	0.040%	10/07/2014	10/07/2014	5,250,000	5,250,000
City of Wilmington, GO Unlimited, SPA: Wells Fargo Bank N.A.(a)	0.050%	10/07/2014	10/07/2014	900,000	900,000
County of Guilford, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.040%	10/07/2014	10/07/2014	8,185,000	8,185,000

10

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
North Carolina – (continued)
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.040%	10/07/2014	10/07/2014	$3,100,000	$3,100,000
County of Wake, GO Unlimited, Series C, SPA: Wells Fargo Bank N.A.(a)	0.040%	10/07/2014	10/07/2014	3,000,000	3,000,000
County of Wake, GO Unlimited, Series C, SPA: Wells Fargo Bank N.A.(a)	0.040%	10/07/2014	10/07/2014	4,100,000	4,100,000

					24,535,000

Ohio – 6.1%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia(a)	0.040%	10/07/2014	10/07/2014	14,500,000	14,500,000

Oregon – 3.2%
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 84, SPA: Bank of Tokyo-Mitsubishi(a)	0.040%	10/07/2014	10/07/2014	6,100,000	6,100,000
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 90-B, SPA: Bank of Tokyo-Mitsubishi(a)	0.050%	10/07/2014	10/07/2014	1,500,000	1,500,000

					7,600,000

Pennsylvania – 3.7%
City of Philadelphia Water & Wastewater, Revenue Bonds, Series B, RMKT 09/10/08, LOC: TD Bank N.A.(a)	0.040%	10/07/2014	10/07/2014	8,765,000	8,765,000

Rhode Island – 2.8%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.050%	10/07/2014	10/07/2014	6,555,000	6,555,000

Texas – 0.9%
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT 02/02/09, SPA: JP Morgan Chase Bank(a)	0.050%	10/07/2014	10/07/2014	2,165,000	2,165,000

Utah – 1.3%
County of Utah UT, Revenue Bonds, Series B, IHC Health Services, Inc.,(a)	0.050%	10/07/2014	10/07/2014	3,100,000	3,100,000

Washington – 4.0%
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A.(a)	0.030%	10/07/2014	10/07/2014	1,605,000	1,605,000

11

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
Washington – (continued)
Washington State Housing Finance Commission, Revenue Bonds, New Haven Apartments, INS: FNMA, LIQ: FNMA(a)	0.050%	10/07/2014	10/07/2014	$8,000,000	$8,000,000

					9,605,000

West Virginia – 1.3%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking(a)	0.040%	10/07/2014	10/07/2014	3,000,000	3,000,000

TOTAL VARIABLE RATE DEMAND NOTES					195,840,000

				Shares
INVESTMENT COMPANY – 17.5%
Dreyfus Tax Exempt Cash Management Fund(b)				41,425,702	41,425,702

TOTAL INVESTMENTS(c)(d)† – 100.0%					237,265,702
Liabilities in Excess of Assets – 0.0%(e)					(26,589)

NET ASSETS – 100.0%					$237,239,113

(a)	Variable Rate Security – Interest rate shown is rate in effect as of September 30, 2014.

(b)	Value determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Also represents the cost for federal tax purposes

(e)	Amount represents less than 0.05% of net assets

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Acronym	Name
COP	Certificates of Participation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
RMKT	Remarketable
SPA	Standby Purchase Agreement
UFJ	United Financial of Japan

12

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$41,425,702
Level 2 – Other Significant Observable Inputs	195,840,000
Level 3 – Significant Unobservable Inputs	–

Total Investments	$237,265,702

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2014, there were no transfers between levels.

13

State Street Institutional U.S. Government Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street U.S. Government Money Market Portfolio. The schedule of investments for the State Street U.S. Government Money Market Portfolio follows.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

GOVERNMENT AGENCY DEBT – 60.1%
Federal Farm Credit Bank(a)	0.010%	10/01/2014	10/01/2014	$10,000,000	$10,000,000
Federal Farm Credit Bank(a)	0.010%	10/10/2014	10/10/2014	35,000,000	34,999,913
Federal Farm Credit Bank(a)	0.020%	10/28/2014	10/28/2014	35,000,000	34,999,475
Federal Farm Credit Bank(a)	0.081%	10/28/2014	10/28/2014	9,000,000	8,999,460
Federal Farm Credit Bank(a)	0.102%	01/15/2015	01/15/2015	30,000,000	29,991,167
Federal Farm Credit Bank(b)	0.102%	10/06/2014	03/04/2015	111,000,000	110,997,441
Federal Home Loan Bank(a)	0.035%	10/01/2014	10/01/2014	62,000,000	62,000,000
Federal Home Loan Bank(a)	0.050%	10/01/2014	10/01/2014	25,000,000	25,000,000
Federal Home Loan Bank(a)	0.050%	10/03/2014	10/03/2014	128,000,000	127,999,644
Federal Home Loan Bank(a)	0.010%	10/08/2014	10/08/2014	54,000,000	53,999,895
Federal Home Loan Bank(a)	0.040%	10/08/2014	10/08/2014	292,000,000	291,997,729
Federal Home Loan Bank(a)	0.015%	10/10/2014	10/10/2014	70,000,000	69,999,738
Federal Home Loan Bank(a)	0.010%	10/15/2014	10/15/2014	62,000,000	61,999,759
Federal Home Loan Bank(a)	0.081%	10/15/2014	10/15/2014	9,000,000	8,999,720
Federal Home Loan Bank(a)	0.010%	10/17/2014	10/17/2014	411,000,000	410,998,173
Federal Home Loan Bank(a)	0.020%	10/17/2014	10/17/2014	17,000,000	16,999,849
Federal Home Loan Bank(a)	0.081%	10/17/2014	10/17/2014	53,000,000	52,998,116
Federal Home Loan Bank(a)	0.007%	10/22/2014	10/22/2014	125,000,000	124,999,490
Federal Home Loan Bank(a)	0.001%	10/24/2014	10/24/2014	95,000,000	94,999,939
Federal Home Loan Bank(a)	0.081%	10/24/2014	10/24/2014	212,000,000	211,989,164
Federal Home Loan Bank(a)	0.086%	10/28/2014	10/28/2014	43,000,000	42,999,797
Federal Home Loan Bank(a)	0.086%	10/30/2014	10/30/2014	72,000,000	71,999,064
Federal Home Loan Bank(a)	0.081%	11/07/2014	11/07/2014	50,000,000	49,995,940
Federal Home Loan Bank(a)	0.102%	12/17/2014	12/17/2014	149,250,000	149,218,077
Federal Home Loan Bank(a)	0.102%	12/24/2014	12/24/2014	98,000,000	97,977,133
Federal Home Loan Bank(a)	0.097%	01/07/2015	01/07/2015	50,000,000	49,987,069
Federal Home Loan Bank(a)	0.100%	01/07/2015	01/07/2015	196,000,000	195,947,712
Federal Home Loan Bank(a)	0.102%	01/16/2015	01/16/2015	20,000,000	19,994,056
Federal Home Loan Bank(b)	0.099%	10/20/2014	01/20/2015	212,000,000	211,996,816
Federal Home Loan Bank(b)	0.099%	10/20/2014	01/20/2015	174,000,000	174,000,000
Federal Home Loan Bank(a)	0.107%	01/21/2015	01/21/2015	50,000,000	49,983,667
Federal Home Loan Bank(a)	0.102%	01/23/2015	01/23/2015	50,000,000	49,984,167
Federal Home Loan Bank(a)	0.102%	01/23/2015	01/23/2015	40,000,000	39,987,333
Federal Home Loan Bank(a)	0.080%	01/26/2015	01/26/2015	5,920,000	5,918,461
Federal Home Loan Bank(a)	0.102%	01/30/2015	01/30/2015	70,000,000	69,976,472
Federal Home Loan Bank(a)	0.102%	01/30/2015	01/30/2015	102,000,000	101,965,717
Federal Home Loan Bank(a)	0.094%	02/06/2015	02/06/2015	38,000,000	37,987,570

14

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank(a)	0.102%	02/06/2015	02/06/2015	$160,000,000	$159,943,111
Federal Home Loan Bank(a)	0.102%	02/11/2015	02/11/2015	27,900,000	27,889,693
Federal Home Loan Bank(a)	0.102%	02/13/2015	02/13/2015	29,000,000	28,989,125
Federal Home Loan Bank(a)	0.100%	02/18/2015	02/18/2015	50,000,000	49,980,944
Federal Home Loan Bank(a)	0.099%	02/25/2015	02/25/2015	193,000,000	192,923,556
Federal Home Loan Bank(a)	0.102%	02/25/2015	02/25/2015	100,000,000	99,959,167
Federal Home Loan Bank(a)	0.107%	02/25/2015	02/25/2015	160,000,000	159,931,400
Federal Home Loan Bank(a)	0.108%	03/05/2015	03/05/2015	156,750,000	156,744,569
Federal Home Loan Bank(b)	0.108%	12/08/2014	03/06/2015	30,000,000	29,999,426
Federal Home Loan Bank(b)	0.119%	12/18/2014	03/18/2015	125,580,000	125,581,492
Federal Home Loan Mortgage Corp.(a)	0.102%	10/03/2014	10/03/2014	148,000,000	147,999,178
Federal Home Loan Mortgage Corp.(a)	0.079%	10/14/2014	10/14/2014	25,000,000	24,999,300
Federal Home Loan Mortgage Corp.(a)	0.082%	11/28/2014	11/28/2014	200,000,000	199,974,222
Federal Home Loan Mortgage Corp.(a)	0.092%	01/05/2015	01/05/2015	62,000,000	61,985,120
Federal Home Loan Mortgage Corp.(a)	0.087%	01/12/2015	01/12/2015	88,800,000	88,778,404
Federal Home Loan Mortgage Corp.(a)	0.097%	01/12/2015	01/12/2015	26,000,000	25,992,933
Federal Home Loan Mortgage Corp.(a)	0.072%	01/13/2015	01/13/2015	55,100,000	55,088,858
Federal Home Loan Mortgage Corp.(a)	0.097%	01/13/2015	01/13/2015	25,000,000	24,993,139
Federal Home Loan Mortgage Corp.(a)	0.087%	01/16/2015	01/16/2015	19,900,000	19,894,972
Federal Home Loan Mortgage Corp.(a)	0.092%	01/22/2015	01/22/2015	137,000,000	136,961,297
Federal Home Loan Mortgage Corp.(a)	0.092%	01/23/2015	01/23/2015	113,000,000	112,967,795
Federal Home Loan Mortgage Corp.(a)	0.092%	02/02/2015	02/02/2015	38,000,000	37,988,220
Federal Home Loan Mortgage Corp.(a)	0.090%	02/03/2015	02/03/2015	99,750,000	99,718,828
Federal Home Loan Mortgage Corp.(a)	0.087%	02/04/2015	02/04/2015	103,750,000	103,719,134
Federal Home Loan Mortgage Corp.(a)	0.103%	02/10/2015	02/10/2015	31,112,000	31,100,592
Federal Home Loan Mortgage Corp.(a)	0.091%	03/02/2015	03/02/2015	187,000,000	186,928,940
Federal Home Loan Mortgage Corp.(a)	0.076%	03/03/2015	03/03/2015	195,000,000	195,192,959
Federal Home Loan Mortgage Corp.(a)	0.096%	03/05/2015	03/05/2015	50,000,000	49,979,549
Federal National Mortgage Assoc.(a)	0.061%	10/01/2014	10/01/2014	107,000,000	107,000,000
Federal National Mortgage Assoc.(a)	0.061%	10/06/2014	10/06/2014	215,000,000	214,998,208
Federal National Mortgage Assoc.(a)	0.071%	10/14/2014	10/14/2014	175,000,000	174,995,576
Federal National Mortgage Assoc.(a)	0.082%	11/17/2014	11/17/2014	225,000,000	224,976,500
Federal National Mortgage Assoc.(a)	0.082%	11/26/2014	11/26/2014	72,900,000	72,890,928
Federal National Mortgage Assoc.(a)	0.081%	12/03/2014	12/03/2014	37,000,000	36,994,820
Federal National Mortgage Assoc.(a)	0.090%	12/10/2014	12/10/2014	14,000,000	13,997,550
Federal National Mortgage Assoc.(a)	0.100%	12/10/2014	12/10/2014	29,968,000	29,962,173
Federal National Mortgage Assoc.(a)	0.092%	12/17/2014	12/17/2014	80,000,000	79,984,600
Federal National Mortgage Assoc.(a)	0.072%	01/05/2015	01/05/2015	27,000,000	26,994,960
Federal National Mortgage Assoc.(a)	0.087%	01/07/2015	01/07/2015	112,875,000	112,848,882
Federal National Mortgage Assoc.(a)	0.072%	01/12/2015	01/12/2015	62,330,000	62,317,517
Federal National Mortgage Assoc.(a)	0.097%	01/14/2015	01/14/2015	142,000,000	141,960,654

15

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

GOVERNMENT AGENCY DEBT – (continued)
Federal National Mortgage Assoc.(a)	0.097%	01/21/2015	01/21/2015	$25,000,000	$24,992,611
Federal National Mortgage Assoc.(a)	0.092%	02/02/2015	02/02/2015	38,000,000	37,988,220
Federal National Mortgage Assoc.(a)	0.097%	02/02/2015	02/02/2015	156,000,000	155,948,953
Federal National Mortgage Assoc.(a)	0.092%	02/03/2015	02/03/2015	155,000,000	154,951,562
Federal National Mortgage Assoc.(a)	0.097%	02/04/2015	02/04/2015	75,000,000	74,975,062
Federal National Mortgage Assoc.(a)	0.093%	02/11/2015	02/11/2015	54,000,000	53,981,746
Federal National Mortgage Assoc.(a)	0.095%	02/11/2015	02/11/2015	13,000,000	12,995,533
Federal National Mortgage Assoc.(a)	0.102%	02/18/2015	02/18/2015	50,000,000	49,980,556
Federal National Mortgage Assoc.(b)	0.122%	10/27/2014	02/27/2015	25,000,000	25,002,592

TOTAL GOVERNMENT AGENCY DEBT					7,791,832,849

TREASURY DEBT – 2.3%
U.S. Treasury Bill(a)	0.000%	10/23/2014	10/23/2014	190,000,000	190,000,000
U.S. Treasury Bill(a)	0.001%	10/23/2014	10/23/2014	60,000,000	59,999,963
U.S. Treasury Note(b)	0.055%	10/01/2014	01/31/2016	52,000,000	51,982,436

TOTAL TREASURY DEBT					301,982,399

					Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 10.4%

Agreement with Bank of Nova Scotia and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a Federal Farm Credit Bank, 0.270% due 01/11/2016, Federal Home Loan Banks, 0.250% – 2.375% due 01/16/2015 – 09/10/2021, Federal Home Loan Discount Notes, 0.000% due 10/01/2014 – 07/31/2015, Federal Home Loan Mortgage Corporations, 0.500% – 5.250% due 10/27/2014 – 10/02/2019, Federal National Mortgage Associations, 0.350% – 7.270% due 08/28/2015 – 09/27/2032, U.S. Treasury Bills, 0.000% due 10/30/2014 – 03/05/2015, U.S. Treasury Bonds, 3.000% – 11.250% due 02/15/2015 – 02/15/2044 and U.S. Treasury Notes, 0.625% – 4.875% due 08/15/2016 – 02/15/2022, valued at $530,400,427); expected proceeds $520,000,000

	0.000%	10/01/2014	10/01/2014	520,000,000	520,000,000

16

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/26/2014 (collateralized by Federal Farm Credit Banks, 0.195% – 1.500% due 01/19/2016 – 06/11/2018, Federal Home Loan Banks, 0.000% – 2.350% due 10/26/2022 – 09/24/2024, Federal Home Loan Mortgage Corporations, 2.250% – 5.625% due 08/15/2022 – 11/23/2035, Federal National Mortgage Associations, 1.500% – 2.660% due 02/26/2019 – 09/06/2023, Resolution Funding Strips, 0.000% due 01/15/2019 – 04/15/2028, RFCSP Strips Principal, 0.000% due 10/15/2019 – 01/15/2030 and Tennessee Valley Authorities, 1.875% – 5.375% due 08/15/2022 – 04/01/2056, valued at $382,500,864); expected proceeds $375,003,646

	0.050%	10/03/2014	10/03/2014	$375,000,000	$375,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2014 (collateralized by Federal Farm Credit Banks, 3.300% – 3.820% due 07/17/2024 – 08/06/2029, a Federal Home Loan Bank, 3.000% due 03/25/2027, a Federal Home Loan Mortgage Corporation, 1.020% due 09/04/2018, Federal National Mortgage Associations, 0.000% – 6.250% due 12/24/2020 – 11/15/2030, a Resolution Funding Strip, 0.000% due 10/15/2028 and a U.S. Treasury Note, 2.125% due 02/29/2016, valued at $90,783,510); expected proceeds $89,000,000	0.000%	10/01/2014	10/01/2014	89,000,000	89,000,000

Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/25/2014 (collateralized by Federal Home Loan Banks, 1.125% – 2.000% due 09/28/2016 –10/18/2024, Federal Home Loan Mortgage Corporations, 0.350% – 2.875% due 02/09/2015 – 12/10/2018, Federal National Mortgage Associations, 0.375% – 5.057% due 12/21/2015 – 12/08/2028, RFCSP Strip Principal, 0.000% due 10/15/2019, Tennessee Valley Authorities, 3.500% – 6.750% due 02/15/2021 – 09/15/2060 and, a Tennessee Valley Authoritiy Coupon Strip, 0.000% due 01/15/2015, valued at $204,000,923); expected proceeds $200,001,556

	0.040%	10/02/2014	10/02/2014	200,000,000	200,000,000

17

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/26/2014 (collateralized by a Federal Home Loan Bank, 3.300% due 05/07/2032, a Federal Home Loan Mortgage Corporations Discount Note, 0.000% due 06/05/2015 and Federal National Mortgage Associations, 0.375% – 5.380% due 07/28/2015 – 11/13/2028, valued at $163,200,416); expected proceeds $160,001,244	0.040%	10/03/2014	10/03/2014	$160,000,000	$160,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,344,000,000

TREASURY REPURCHASE AGREEMENTS – 19.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/24/2014 (collateralized by U.S. Treasury Notes, 0.875% – 2.250% due 03/31/2017 – 03/31/2021, valued at $459,000,046); expected proceeds $450,001,750	0.020%	10/01/2014	10/01/2014	450,000,000	450,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Bond, 7.625% due 11/15/2022 and a U.S. Treasury Note, 2.250% due 04/30/2021, valued at $153,000,001); expected proceeds $150,000,000	0.000%	10/01/2014	10/01/2014	150,000,000	150,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by U.S. Treasury Notes, 3.125% – 3.375% due 05/15/2019 – 11/15/2019, valued at $76,500,043); expected proceeds $75,000,000	0.000%	10/01/2014	10/01/2014	75,000,000	75,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Note, 2.250% due 01/31/2015, valued at $306,000,015); expected proceeds $300,000,083	0.010%	10/01/2014	10/01/2014	300,000,000	300,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by U.S. Treasury Bonds, 0.125% – 1.875% due 07/15/2015 – 04/15/2017 and U.S. Treasury Notes, 3.500% – 3.625% due 08/15/2019 – 05/15/2020, valued at $688,500,096); expected proceeds $675,000,188	0.010%	10/01/2014	10/01/2014	675,000,000	675,000,000

18

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/24/2014 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2019 – 11/15/2023, valued at $51,002,971); expected proceeds $50,000,292	0.030%	10/01/2014	10/01/2014	$50,000,000	$50,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/25/2014 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2015 – 05/15/2024, valued at $204,001,139); expected proceeds $200,001,167	0.030%	10/02/2014	10/02/2014	200,000,000	200,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Bond, 8.875% due 02/15/2019 and a U.S. Treasury Note, 0.875% due 01/31/2017, valued at $33,661,660); expected proceeds $33,000,009	0.010%	10/01/2014	10/01/2014	33,000,000	33,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by U.S. Treasury Notes, 0.750% – 0.875% due 09/15/2016 – 10/31/2017, valued at $93,840,000); expected proceeds $92,000,000	0.000%	10/01/2014	10/01/2014	92,000,000	92,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Bond, 2.750% due 11/15/2042 and U.S. Treasury Notes, 0.500% – 3.000% due 09/30/2016 – 05/31/2018, valued at $314,160,080); expected proceeds $308,000,000	0.000%	10/01/2014	10/01/2014	308,000,000	308,000,000
Agreement with UBS Warburg and The Bank of New York (Tri-Party), dated (collateralized by a U.S. Treasury Bond, 8.500% due 02/15/2020 and U.S. Treasury Strips, 0.000% due 02/15/2015 – 05/15/2021, valued at $255,000,011); expected proceeds $250,000,000	0.000%	10/01/2014	10/01/2014	250,000,000	250,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,583,000,000

TOTAL INVESTMENTS(c)(d)† – 92.7%					12,020,815,248
Other Assets in Excess of Liabilities – 7.3%					945,722,653

NET ASSETS – 100.0%					$12,966,537,901

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2014

19

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	12,020,815,248
Level 3 – Significant Unobservable Inputs	–

Total	$12,020,815,248

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2014, there were no transfers between levels.

20

State Street Institutional Treasury Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Money Market Portfolio. The schedule of investments for the State Street Treasury Money Market Portfolio follows.

State Street Treasury Money Market Portfolio

Portfolio of Investments

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

TREASURY DEBT – 109.8%
U.S. Treasury Bill(a)	0.000%	10/02/2014	10/02/2014	$5,700,000	$5,700,000
U.S. Treasury Bill(a)	0.003%	10/02/2014	10/02/2014	100,000,000	99,999,993
U.S. Treasury Bill(a)	0.010%	10/02/2014	10/02/2014	87,557,000	87,556,976
U.S. Treasury Bill(a)	0.013%	10/02/2014	10/02/2014	245,000,000	244,999,915
U.S. Treasury Bill(a)	0.015%	10/02/2014	10/02/2014	245,000,000	244,999,898
U.S. Treasury Bill(a)	0.036%	10/02/2014	10/02/2014	342,000,000	341,999,658
U.S. Treasury Bill(a)	0.038%	10/02/2014	10/02/2014	160,000,000	159,999,833
U.S. Treasury Bill(a)	0.005%	10/09/2014	10/09/2014	200,000,000	199,999,778
U.S. Treasury Bill(a)	0.010%	10/09/2014	10/09/2014	517,000,000	516,998,851
U.S. Treasury Bill(a)	0.020%	10/09/2014	10/09/2014	150,000,000	149,999,333
U.S. Treasury Bill(a)	0.031%	10/09/2014	10/09/2014	500,000,000	499,996,556
U.S. Treasury Bill(a)	0.000%	10/16/2014	10/16/2014	35,000,000	35,000,000
U.S. Treasury Bill(a)	0.001%	10/16/2014	10/16/2014	500,000,000	499,999,792
U.S. Treasury Bill(a)	0.003%	10/16/2014	10/16/2014	314,000,000	313,999,673
U.S. Treasury Bill(a)	0.005%	10/16/2014	10/16/2014	255,200,000	255,199,468
U.S. Treasury Bill(a)	0.008%	10/16/2014	10/16/2014	537,700,000	537,698,320
U.S. Treasury Bill(a)	0.010%	10/16/2014	10/16/2014	117,000,000	116,999,513
U.S. Treasury Bill(a)	0.030%	10/16/2014	10/16/2014	203,000,000	202,997,462
U.S. Treasury Bill(a)	0.031%	10/16/2014	10/16/2014	197,000,000	196,997,455
U.S. Treasury Bill(a)	0.000%	10/23/2014	10/23/2014	265,000,000	265,000,000
U.S. Treasury Bill(a)	0.001%	10/23/2014	10/23/2014	483,000,000	482,999,705
U.S. Treasury Bill(a)	0.003%	10/23/2014	10/23/2014	250,000,000	249,999,618
U.S. Treasury Bill(a)	0.010%	10/23/2014	10/23/2014	30,000,000	29,999,817
U.S. Treasury Bill(a)	0.030%	10/23/2014	10/23/2014	199,500,000	199,496,343
U.S. Treasury Bill(a)	0.031%	10/23/2014	10/23/2014	205,000,000	204,996,116
U.S. Treasury Bill(a)	0.020%	10/30/2014	10/30/2014	200,000,000	199,996,889
U.S. Treasury Bill(a)	0.035%	10/30/2014	10/30/2014	400,000,000	399,988,722
U.S. Treasury Bill(a)	0.026%	11/06/2014	11/06/2014	215,000,000	214,994,517
U.S. Treasury Bill(a)	0.031%	11/06/2014	11/06/2014	185,000,000	184,994,265
U.S. Treasury Bill(a)	0.048%	11/06/2014	11/06/2014	200,000,000	199,990,500
U.S. Treasury Bill(a)	0.028%	11/13/2014	11/13/2014	493,000,000	492,983,807
U.S. Treasury Bill(a)	0.035%	11/20/2014	11/20/2014	575,000,000	574,972,049
U.S. Treasury Bill(a)	0.005%	11/28/2014	11/28/2014	100,000,000	99,999,194
U.S. Treasury Bill(a)	0.028%	11/28/2014	11/28/2014	200,000,000	199,991,139
U.S. Treasury Bill(a)	0.030%	11/28/2014	11/28/2014	233,000,000	232,988,738
U.S. Treasury Bill(a)	0.055%	11/28/2014	11/28/2014	100,000,000	99,991,139
U.S. Treasury Bill(a)	0.030%	12/04/2014	12/04/2014	400,000,000	399,978,667

21

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

TREASURY DEBT – (continued)
U.S. Treasury Bill(a)	0.010%	01/02/2015	01/02/2015	$283,000,000	$282,992,768
U.S. Treasury Bill(a)	0.011%	01/02/2015	01/02/2015	199,000,000	198,994,406
U.S. Treasury Bill(a)	0.013%	01/02/2015	01/02/2015	401,000,000	400,987,190
U.S. Treasury Bill(a)	0.063%	01/02/2015	01/02/2015	100,000,000	99,983,854
U.S. Treasury Bill(a)	0.061%	01/08/2015	01/08/2015	150,000,000	149,974,838
U.S. Treasury Bill(a)	0.016%	01/15/2015	01/15/2015	100,000,000	99,995,289
U.S. Treasury Bill(a)	0.060%	01/15/2015	01/15/2015	200,000,000	199,964,667
U.S. Treasury Bill(a)	0.060%	01/22/2015	01/22/2015	200,000,000	199,962,334
U.S. Treasury Bill(a)	0.060%	01/29/2015	01/29/2015	200,000,000	199,960,000
U.S. Treasury Bill(a)	0.051%	02/05/2015	02/05/2015	200,000,000	199,964,017
U.S. Treasury Bill(a)	0.048%	02/12/2015	02/12/2015	100,000,000	99,982,319
U.S. Treasury Bill(a)	0.053%	02/19/2015	02/19/2015	138,000,000	137,971,623
U.S. Treasury Bill(a)	0.055%	02/19/2015	02/19/2015	87,000,000	86,981,258
U.S. Treasury Bill(a)	0.048%	02/26/2015	02/26/2015	200,000,000	199,960,944
U.S. Treasury Bill(a)	0.050%	03/05/2015	03/05/2015	200,000,000	199,956,944
U.S. Treasury Bill(a)	0.048%	03/12/2015	03/12/2015	105,000,000	104,977,556
U.S. Treasury Bill(a)	0.043%	03/19/2015	03/19/2015	100,000,000	99,980,049
U.S. Treasury Bill(a)	0.046%	03/19/2015	03/19/2015	150,000,000	149,967,608
U.S. Treasury Bill(a)	0.043%	03/26/2015	03/26/2015	200,000,000	199,958,445
U.S. Treasury Bill(a)	0.037%	04/02/2015	04/02/2015	100,000,000	99,981,042
U.S. Treasury Note(b)	0.055%	10/01/2014	01/31/2016	61,000,000	60,979,395
U.S. Treasury Note(a)	0.056%	10/31/2014	10/31/2014	235,000,000	235,037,112

TOTAL TREASURY DEBT					13,153,017,357

TOTAL INVESTMENTS(c)(d)† – 109.8%					13,153,017,357
Liabilities in Excess of Assets – (9.8)%					(1,176,130,590)

NET ASSETS – 100.0%					$11,976,886,767

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2014

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

22

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	13,153,017,357
Level 3 – Significant Unobservable Inputs	–

Total Investments	$13,153,017,357

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2014, there were no transfers between levels.

23

State Street Institutional Treasury Plus Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Plus Money Market Portfolio. The schedule of investments for the State Street Treasury Plus Money Market Portfolio follows.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost

TREASURY DEBT – 65.7%
U.S. Treasury Bill(a)	0.010%	10/02/2014	10/02/2014	$100,000,000	$99,999,972
U.S. Treasury Bill(a)	0.036%	10/02/2014	10/02/2014	34,000,000	33,999,966
U.S. Treasury Bill(a)	0.038%	10/02/2014	10/02/2014	16,000,000	15,999,983
U.S. Treasury Bill(a)	0.010%	10/09/2014	10/09/2014	100,000,000	99,999,778
U.S. Treasury Bill(a)	0.031%	10/09/2014	10/09/2014	35,000,000	34,999,759
U.S. Treasury Bill(a)	0.000%	10/16/2014	10/16/2014	40,000,000	40,000,000
U.S. Treasury Bill(a)	0.003%	10/16/2014	10/16/2014	78,000,000	77,999,919
U.S. Treasury Bill(a)	0.005%	10/16/2014	10/16/2014	49,000,000	48,999,898
U.S. Treasury Bill(a)	0.008%	10/16/2014	10/16/2014	107,000,000	106,999,666
U.S. Treasury Bill(a)	0.010%	10/16/2014	10/16/2014	23,000,000	22,999,904
U.S. Treasury Bill(a)	0.000%	10/23/2014	10/23/2014	46,000,000	46,000,000
U.S. Treasury Bill(a)	0.001%	10/23/2014	10/23/2014	110,000,000	109,999,933
U.S. Treasury Bill(a)	0.003%	10/23/2014	10/23/2014	44,000,000	43,999,933
U.S. Treasury Bill(a)	0.005%	10/23/2014	10/23/2014	65,000,000	64,999,801
U.S. Treasury Bill(a)	0.028%	11/13/2014	11/13/2014	25,000,000	24,999,179
U.S. Treasury Bill(a)	0.055%	11/28/2014	11/28/2014	10,000,000	9,999,114
U.S. Treasury Bill(a)	0.070%	12/18/2014	12/18/2014	50,000,000	49,992,417
U.S. Treasury Bill(a)	0.010%	01/02/2015	01/02/2015	125,000,000	124,996,422
U.S. Treasury Bill(a)	0.063%	01/02/2015	01/02/2015	100,000,000	99,983,854
U.S. Treasury Bill(a)	0.061%	01/08/2015	01/08/2015	100,000,000	99,983,225
U.S. Treasury Bill(a)	0.060%	01/15/2015	01/15/2015	100,000,000	99,982,334
U.S. Treasury Bill(a)	0.060%	01/22/2015	01/22/2015	100,000,000	99,981,167
U.S. Treasury Bill(a)	0.060%	01/29/2015	01/29/2015	100,000,000	99,980,000
U.S. Treasury Bill(a)	0.051%	02/05/2015	02/05/2015	50,000,000	49,991,004
U.S. Treasury Bill(a)	0.048%	02/12/2015	02/12/2015	50,000,000	49,991,160
U.S. Treasury Bill(a)	0.053%	02/19/2015	02/19/2015	30,000,000	29,993,831
U.S. Treasury Bill(a)	0.055%	02/19/2015	02/19/2015	20,000,000	19,995,692
U.S. Treasury Bill(a)	0.048%	02/26/2015	02/26/2015	20,000,000	19,996,094
U.S. Treasury Bill(a)	0.050%	03/05/2015	03/05/2015	75,000,000	74,983,854
U.S. Treasury Bill(a)	0.048%	03/12/2015	03/12/2015	50,000,000	49,989,312
U.S. Treasury Bill(a)	0.046%	03/19/2015	03/19/2015	50,000,000	49,989,203
U.S. Treasury Bill(a)	0.043%	03/26/2015	03/26/2015	50,000,000	49,989,611
U.S. Treasury Bill(a)	0.037%	04/02/2015	04/02/2015	25,000,000	24,995,260
U.S. Treasury Note(a)	0.051%	10/15/2014	10/15/2014	22,000,000	22,003,779
U.S. Treasury Note(a)	0.056%	10/31/2014	10/31/2014	25,000,000	25,003,948
U.S. Treasury Note(b)	0.055%	10/01/2014	01/31/2016	14,500,000	14,495,102

TOTAL TREASURY DEBT					2,038,314,074

24

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – 34.3%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Note, 2.125% due 09/30/2021, valued at $10,752,876); expected proceeds $10,542,000	0.000%	10/01/2014	10/01/2014	$10,542,000	$10,542,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/24/2014 (collateralized by a U.S. Treasury Note, 2.250% due 03/31/2021, valued at $76,500,040); expected proceeds $75,000,292	0.020%	10/01/2014	10/01/2014	75,000,000	75,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2014 – 08/15/2024, valued at $127,500,001); expected proceeds $125,000,243	0.010%	10/07/2014	10/07/2014	125,000,000	125,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Bond, 7.625% due 11/15/2022, and a U.S. Treasury Note, 1.000% due 05/31/2018, valued at $102,000,034); expected proceeds $100,000,000	0.000%	10/01/2014	10/01/2014	100,000,000	100,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (by a U.S. Treasury Bond, 1.250% due 04/15/2019, and a U.S. Treasury Inflation Bond, 0.750% due 02/15/2042, valued at $377,400,097); expected proceeds 370,000,103	0.010%	10/01/2014	10/01/2014	370,000,000	370,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Bond, 4.375% due 11/15/2039, and a U.S. Treasury Note, 1.625% due 08/15/2022, valued at $10,203,022); expected proceeds $10,000,000	0.000%	10/01/2014	10/01/2014	10,000,000	10,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by U.S. Treasury Notes, 1.875% – 2.000% due 06/30/2020 – 02/28/2021, and a U.S. Treasury Strip, 0.000% due 08/15/2023, valued at $125,460,045); expected proceeds $123,000,000	0.000%	10/01/2014	10/01/2014	123,000,000	123,000,000
Agreement with Societe Generale Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Bond, 7.250% due 05/15/2016, and U.S. Treasury Notes, 0.375% – 3.000% due 01/15/2016 – 01/31/2020, valued at $127,500,041); expected proceeds $125,000,000	0.000%	10/01/2014	10/01/2014	125,000,000	125,000,000

25

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with UBS Warburg and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Bond, 8.500% due 02/15/2020, and a U.S. Treasury Note, 1.500% due 05/31/2019, valued at $127,500,079); expected proceeds $125,000,000	0.000%	10/01/2014	10/01/2014	$125,000,000	$125,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					1,063,542,000

TOTAL INVESTMENTS(c)(d)† – 100.0%					3,101,856,074
Liabilities in Excess of Assets – 0.0%					(1,079,116)

NET ASSETS – 100.0%					$3,100,776,958

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2014

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	3,101,856,074
Level 3 – Significant Unobservable Inputs	–

Total Investments	$3,101,856,074

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2014, there were no transfers between levels.

26

STATE STREET INSTITUTIONAL INVESTMENT TRUST

CORE FUNDS

State Street Equity 500 Index Fund

State Street Equity 500 Index II Portfolio

State Street Global ex-U.S. Index Fund

State Street Global ex-U.S. Index Portfolio

State Street Aggregate Bond Index Fund

State Street Aggregate Bond Index Portfolio

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The portfolio of investments for the State Street Equity 500 Index II Portfolio follows. On or about August 8, 2014, the Fund withdrew its interest in the State Street Equity 500 Index Portfolio and invested all of its assets in the State Street Equity 500 Index II Portfolio, a new master fund formed as a series of State Street Institutional Investment Trust that has a substantially identical investment objective, investment policies, and risks as the Fund.

State Street Equity 500 Index II Portfolio

Portfolio of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.7%
Consumer Discretionary – 11.7%
Amazon.com, Inc.(a)	8,490	$2,737,516
AutoNation, Inc.(a)	1,894	95,287
AutoZone, Inc.(a)	776	395,496
Bed Bath & Beyond, Inc.(a)	4,415	290,639
Best Buy Co., Inc.	6,406	215,178
BorgWarner, Inc.	4,977	261,840
Cablevision Systems Corp.	4,788	83,838
CarMax, Inc.(a)	5,003	232,389
Carnival Corp.	10,201	409,774
CBS Corp. Class B	10,742	574,697
Chipotle Mexican Grill, Inc.(a)	686	457,281
Coach, Inc.	6,028	214,657
Comcast Corp. Class A	57,783	3,107,570
D.R. Horton, Inc.	7,797	159,994
Darden Restaurants, Inc.	2,771	142,596
Delphi Automotive PLC	6,819	418,277
DIRECTV(a)	11,102	960,545
Discovery Communications, Inc. Class A(a)	3,303	124,853
Discovery Communications, Inc. Class C(a)	6,003	223,792
Dollar General Corp.(a)	6,513	398,009
Dollar Tree, Inc.(a)	4,707	263,921
Expedia, Inc.	2,334	204,505
Family Dollar Stores, Inc.	2,093	161,663
Ford Motor Co.	85,738	1,268,065
Fossil Group, Inc.(a)	983	92,304
GameStop Corp. Class A	2,622	108,026
Gannett Co., Inc.	5,322	157,904
Gap, Inc.	5,934	247,388
Garmin Ltd.	2,640	137,254
General Motors Co.	29,823	952,547
Genuine Parts Co.	3,389	297,249
Goodyear Tire & Rubber Co.	6,344	143,279
H&R Block, Inc.	5,864	181,843
Harley-Davidson, Inc.	4,816	280,291
Harman International Industries, Inc.	1,616	158,433
Hasbro, Inc.	2,397	131,823
Home Depot, Inc.	30,102	2,761,557
Interpublic Group of Cos., Inc.	9,666	177,081
Johnson Controls, Inc.	14,980	659,120
Kohl’s Corp.	4,645	283,484
L Brands, Inc.	5,321	356,401
Leggett & Platt, Inc.	3,254	113,630
Lennar Corp. Class A	4,106	159,436
Lowe’s Cos., Inc.	21,850	1,156,302
Macy’s, Inc.	7,762	451,593
Marriott International, Inc. Class A	4,753	332,235
Mattel, Inc.	7,433	227,821
McDonald’s Corp.	21,910	2,077,287
Michael Kors Holdings, Ltd.(a)	4,514	322,254
Mohawk Industries, Inc.(a)	1,331	179,445
Netflix, Inc.(a)	1,372	619,019
Newell Rubbermaid, Inc.	5,842	201,023
News Corp. Class A(a)	10,788	176,384
NIKE, Inc. Class B	15,553	1,387,328
Nordstrom, Inc.	3,177	217,211
O’Reilly Automotive, Inc.(a)	2,280	342,821
Omnicom Group, Inc.	5,691	391,882
PetSmart, Inc.	2,327	163,099
PulteGroup, Inc.	1,182	1,369,442
PVH Corp.	7,362	130,013
Ralph Lauren Corp.	1,749	211,891
Ross Stores, Inc.	1,279	210,690
Scripps Networks Interactive, Inc. Class A	4,628	349,785
Staples, Inc.	3,457	306,947
Starbucks Corp.	14,799	179,068
Starwood Hotels & Resorts Worldwide, Inc.	16,815	1,268,860
Target Corp.	4,203	349,732
The Priceline Group, Inc.(a)	14,272	894,569
Tiffany & Co.	2,499	240,679
Time Warner Cable, Inc.	6,197	889,208
Time Warner, Inc.	18,911	1,422,296
TJX Cos., Inc.	15,237	901,573
Tractor Supply Co.	3,026	186,129
TripAdvisor, Inc.(a)	2,442	223,248
Twenty-First Century Fox, Inc.	41,600	1,426,464
Under Armour, Inc. Class A(a)	3,524	243,508
Urban Outfitters, Inc.(a)	2,461	90,319
V.F. Corp.	7,744	511,336
Viacom, Inc. Class B	8,381	644,834
Walt Disney Co.	35,252	3,138,486
Whirlpool Corp.	1,702	247,896
Wyndham Worldwide Corp.	2,753	223,709
Wynn Resorts, Ltd.	1,841	344,414
Yum! Brands, Inc.	9,902	712,746

		45,764,978

Consumer Staples – 9.5%
Altria Group, Inc.	44,329	2,036,474
Archer-Daniels-Midland Co.	14,432	737,475
Avon Products, Inc.	9,102	114,685
Brown-Forman Corp. Class B	3,521	317,665
Campbell Soup Co.	3,882	165,878
Clorox Co.	2,764	265,455
Coca-Cola Co.	88,100	3,758,346
Coca-Cola Enterprises, Inc.	4,988	221,268
Colgate-Palmolive Co.	19,023	1,240,680

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
ConAgra Foods, Inc.	9,224	$304,761
Constellation Brands, Inc. Class A(a)	3,850	335,566
Costco Wholesale Corp.	9,855	1,235,029
CVS Health Corp.	25,905	2,061,779
Dr. Pepper Snapple Group, Inc.	4,397	282,771
Estee Lauder Cos., Inc. Class A	4,941	369,192
General Mills, Inc.	13,342	673,104
Hormel Foods Corp.	2,851	146,513
Kellogg Co.	5,628	346,685
Keurig Green Mountain, Inc.	2,711	352,782
Kimberly-Clark Corp.	8,227	884,978
Kraft Foods Group, Inc.	13,118	739,855
Kroger Co.	10,821	562,692
Lorillard, Inc.	7,955	476,584
McCormick & Co., Inc.	2,792	186,785
Mead Johnson Nutrition Co.	4,450	428,179
Molson Coors Brewing Co. Class B	3,653	271,929
Mondelez International, Inc. Class A	37,815	1,295,731
Monster Beverage Corp.(a)	3,053	279,869
PepsiCo, Inc.	33,616	3,129,313
Philip Morris International, Inc.	34,912	2,911,661
Procter & Gamble Co.	60,358	5,054,379
Reynolds American, Inc.	7,004	413,236
Safeway, Inc.	4,999	171,466
Sysco Corp.	12,874	488,568
The Hershey Co.	3,267	311,770
The J.M. Smucker Co.	2,305	228,172
Tyson Foods, Inc. Class A	6,744	265,511
Wal-Mart Stores, Inc.	35,303	2,699,620
Walgreen Co.	19,705	1,167,915
Whole Foods Market, Inc.	8,079	307,891

		37,242,212

Energy – 9.7%
Anadarko Petroleum Corp.	11,382	1,154,590
Apache Corp.	8,355	784,284
Baker Hughes, Inc.	9,679	629,716
Cabot Oil & Gas Corp.	9,078	296,760
Cameron International Corp.(a)	4,533	300,901
Chesapeake Energy Corp.	11,188	257,212
Chevron Corp.(b)	42,412	5,060,600
Cimarex Energy Co.	1,858	235,093
ConocoPhillips	27,527	2,106,366
Consol Energy, Inc.	5,000	189,300
Denbury Resources, Inc.	8,271	124,313
Devon Energy Corp.	8,601	586,416
Diamond Offshore Drilling, Inc.	1,546	52,981
Ensco PLC Class A	5,111	211,135
EOG Resources, Inc.	12,271	1,215,074
EQT Corp.	3,457	316,454
ExxonMobil Corp.(b)	95,075	8,941,804
FMC Technologies, Inc.(a)	5,191	281,923
Halliburton Co.	19,067	1,230,012
Helmerich & Payne, Inc.	2,326	227,646
Hess Corp.	5,757	543,000
Kinder Morgan, Inc.	14,750	565,515
Marathon Oil Corp.	14,888	559,640
Marathon Petroleum Corp.	6,387	540,787
Murphy Oil Corp.	3,879	220,754
Nabors Industries, Ltd.	6,784	154,404
National Oilwell Varco, Inc.	9,516	724,168
Newfield Exploration Co.(a)	3,215	119,180
Noble Corp. PLC	5,904	131,187
Noble Energy, Inc.	7,825	534,917
Occidental Petroleum Corp.	17,209	1,654,645
Oneok, Inc.	4,496	294,713
Phillips 66	12,373	1,006,049
Pioneer Natural Resources Co.	3,176	625,577
QEP Resources, Inc.	3,645	112,193
Range Resources Corp.	3,859	261,679
Schlumberger, Ltd.	28,986	2,947,586
Southwestern Energy Co.(a)	8,056	281,557
Spectra Energy Corp.	14,557	571,508
Tesoro Corp.	2,616	159,524
Transocean, Ltd.	7,410	236,898
Valero Energy Corp.	11,823	547,050
Williams Cos., Inc. (The)	14,858	822,390

		37,817,501

Financials – 16.3%
ACE, Ltd.	7,433	779,499
Affiliated Managers Group, Inc.(a)	1,224	245,241
AFLAC, Inc.	10,153	591,412
Allstate Corp.	9,739	597,682
American Express Co.	20,112	1,760,604
American International Group, Inc.	31,501	1,701,684
American Tower Corp. REIT	8,918	834,992
Ameriprise Financial, Inc.	4,044	498,949
Aon PLC	6,465	566,787
Apartment Investment & Management Co. Class A	3,087	98,228
Assurant, Inc.	1,685	108,346
AvalonBay Communities, Inc.	2,969	418,540
Bank of America Corp.	234,705	4,001,720
BB&T Corp.	24,894	964,145
Berkshire Hathaway, Inc. Class B(a)	16,231	603,956
BlackRock, Inc.	40,684	5,620,088
Boston Properties, Inc.	2,816	924,549
Capital One Financial Corp.	3,346	387,333
CBRE Group, Inc.(a)	12,395	1,011,680
Charles Schwab Corp.	6,167	183,407
Chubb Corp.	5,479	499,027
Cincinnati Financial Corp.	3,109	146,278
Citigroup, Inc.	67,727	3,509,613
CME Group, Inc.	6,963	556,727
Comerica, Inc.	4,027	200,786
Crown Castle International Corp.	7,358	592,540
Discover Financial Services	10,128	652,142
E*TRADE Financial Corp.(a)	6,042	136,489
Equity Residential	8,219	506,126
Essex Property Trust, Inc.	1,345	240,419
Fifth Third Bancorp	17,962	359,599
Franklin Resources, Inc.	8,689	474,506
General Growth Properties, Inc. REIT	13,858	326,356
Genworth Financial, Inc. Class A(a)	11,062	144,912
Goldman Sachs Group, Inc.	9,046	1,660,574
Hartford Financial Services Group, Inc.	9,967	371,271
HCP, Inc.	10,423	413,897
Health Care REIT, Inc.	7,319	456,486
Host Hotels & Resorts, Inc.	16,562	353,267

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
Hudson City Bancorp, Inc.	10,316	$100,272
Huntington Bancshares, Inc.	19,091	185,755
Intercontinental Exchange, Inc.	2,537	494,842
Invesco Ltd.	9,711	383,390
Iron Mountain, Inc.	3,620	118,193
J.P. Morgan Chase & Co.	83,943	5,056,726
KeyCorp	19,996	266,547
Kimco Realty Corp.	8,953	196,160
Legg Mason, Inc.	2,427	124,165
Leucadia National Corp.	7,427	177,060
Lincoln National Corp.	5,782	309,800
Loews Corp.	6,619	275,748
M&T Bank Corp.	3,003	370,240
Marsh & McLennan Cos., Inc.	12,019	629,074
McGraw Hill Financial, Inc.	5,968	503,998
MetLife, Inc.	25,170	1,352,132
Moody’s Corp.	4,232	399,924
Morgan Stanley	33,875	1,171,059
NASDAQ OMX Group, Inc.	2,475	104,990
Navient Corp.	9,313	164,933
Northern Trust Corp.	4,896	333,075
People’s United Financial, Inc.	7,666	110,927
Plum Creek Timber Co., Inc.	4,225	164,817
PNC Financial Services Group, Inc.	12,175	1,041,937
Principal Financial Group, Inc.	6,265	328,725
Progressive Corp.	11,849	299,543
ProLogis, Inc.	10,952	412,890
Prudential Financial, Inc.	10,302	905,958
Public Storage, Inc.	3,235	536,492
Regions Financial Corp.	30,446	305,678
Simon Property Group, Inc.	25,304	743,685
State Street Corp.(c)	6,980	1,147,652
SunTrust Banks, Inc.	9,278	682,954
T. Rowe Price Group, Inc.	11,636	442,517
The Bank of New York Mellon Corp.	5,955	466,872
The Macerich Co. REIT	3,255	207,767
Torchmark Corp.	3,012	157,738
Travelers Cos., Inc.	7,506	705,114
U.S. Bancorp	5,505	189,262
Unum Group	39,822	1,665,754
Ventas, Inc.	6,697	414,879
Vornado Realty Trust	3,968	396,641
Wells Fargo & Co.	106,003	5,498,376
Weyerhaeuser Co.	11,667	371,711
XL Group PLC	6,048	200,612
Zions Bancorp.	4,095	119,001

		63,735,442

Health Care – 13.9%
Abbott Laboratories	33,347	1,386,902
AbbVie, Inc.	35,543	2,052,964
Actavis PLC(a)	5,916	1,427,412
Aetna, Inc.	7,744	627,264
Agilent Technologies, Inc.	7,393	421,253
Alexion Pharmaceuticals, Inc.(a)	4,373	725,131
Allergan, Inc.	6,778	1,207,772
AmerisourceBergen Corp.	4,734	365,938
Amgen, Inc.	16,954	2,381,359
Baxter International, Inc.	12,216	876,742
Becton Dickinson and Co.	4,205	478,571
Biogen Idec, Inc.(a)	5,284	1,748,000
Boston Scientific Corp.(a)	29,457	347,887
Bristol-Myers Squibb Co.	37,104	1,898,983
C.R. Bard, Inc.	1,735	247,602
Cardinal Health, Inc.	7,433	556,880
CareFusion Corp.(a)	4,556	206,159
Celgene Corp.(a)	17,871	1,693,813
Cerner Corp.(a)	6,737	401,323
CIGNA Corp.	5,885	533,711
Covidien PLC	10,087	872,626
DaVita HealthCare Partners, Inc.(a)	3,828	279,980
Dentsply International, Inc.	3,134	142,910
Edwards Lifesciences Corp.(a)	2,255	230,348
Eli Lilly & Co.	22,018	1,427,867
Express Scripts Holding Co.(a)	16,467	1,163,064
Gilead Sciences, Inc.(a)	33,752	3,592,900
Hospira, Inc.(a)	3,886	202,189
Humana, Inc.	3,390	441,683
Intuitive Surgical, Inc.(a)	848	391,623
Johnson & Johnson	62,908	6,705,364
Laboratory Corp. of America Holdings(a)	1,775	180,606
Mallinckrodt PLC(a)	2,600	234,390
McKesson Corp.	5,224	1,016,956
Medtronic, Inc.	21,668	1,342,333
Merck & Co., Inc.	64,372	3,815,972
Mylan, Inc.(a)	8,502	386,756
Patterson Cos., Inc.	1,735	71,881
PerkinElmer Inc.	2,586	112,750
Perrigo Co. PLC	2,986	448,467
Pfizer, Inc.	141,533	4,185,131
Quest Diagnostics, Inc.	3,142	190,657
Regeneron Pharmaceuticals, Inc.(a)	1,642	591,974
St. Jude Medical, Inc.	6,273	377,195
Stryker Corp.	6,494	524,391
Tenet Healthcare Corp.(a)	2,090	124,125
Thermo Fisher Scientific, Inc.	8,912	1,084,590
UnitedHealth Group, Inc.	21,774	1,878,008
Universal Health Services, Inc.	2,000	209,000
Varian Medical Systems, Inc.(a)	2,429	194,612
Vertex Pharmaceuticals, Inc.(a)	5,352	601,083
Waters Corp.(a)	1,850	183,372
WellPoint, Inc.	6,019	719,993
Zimmer Holdings, Inc.	3,825	384,604
Zoetis, Inc.	10,820	399,799

		54,294,865

Industrials – 10.2%
3M Co.	14,329	2,030,133
ADT Corp.	3,894	138,081
Allegion PLC	1,996	95,089
AMETEK, Inc.	5,299	266,063
Boeing Co.	14,964	1,906,114
Caterpillar, Inc.	3,279	217,463
C.H. Robinson Worldwide, Inc.	14,024	1,388,797
Cintas Corp.	2,166	152,898
CSX Corp.	22,355	716,701
Cummins, Inc.	3,814	503,372
Danaher Corp.	13,694	1,040,470
Deere & Co.	8,083	662,725
Delta Air Lines, Inc.	18,734	677,234

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
Dover Corp.	3,750	$301,238
Dunn & Bradstreet Corp.	755	88,690
Eaton Corp. PLC	10,525	666,969
Emerson Electric Co.	15,679	981,192
Equifax, Inc.	2,688	200,901
Expeditors International of Washington, Inc.	4,576	185,694
Fastenal Co.	5,958	267,514
FedEx Corp.	5,850	944,483
Flowserve Corp.	2,945	207,681
Fluor Corp.	3,504	234,032
General Dynamics Corp.	6,972	886,071
General Electric Co.	223,770	5,732,987
Honeywell International, Inc.	17,478	1,627,551
Illinois Tool Works, Inc.	8,100	683,802
Ingersoll-Rand PLC	6,084	342,894
Jacobs Engineering Group, Inc.(a)	2,743	133,913
Joy Global, Inc.	2,313	126,151
Kansas City Southern	2,496	302,515
L-3 Communications Holdings, Inc.	1,938	230,467
Lockheed Martin Corp.	6,003	1,097,228
Masco Corp.	7,684	183,801
Nielsen NV	6,925	306,985
Norfolk Southern Corp.	6,887	768,589
Northrop Grumman Corp.	4,625	609,390
PACCAR, Inc.	8,039	457,218
Pall Corp.	2,502	209,417
Parker-Hannifin Corp.	3,389	386,854
Pentair PLC	4,304	281,869
Pitney Bowes, Inc.	4,806	120,102
Precision Castparts Corp.	3,229	764,886
Quanta Services, Inc.(a)	4,707	170,817
Raytheon Co.	6,846	695,691
Republic Services, Inc.	5,789	225,887
Robert Half International, Inc.	3,166	155,134
Rockwell Automation, Inc.	3,026	332,497
Rockwell Collins, Inc.	3,031	237,934
Roper Industries, Inc.	2,165	316,718
Ryder System, Inc.	1,066	95,908
Snap-on, Inc.	2,372	185,229
Southwest Airlines Co.	15,359	518,673
Stanley Black & Decker, Inc.	1,240	150,139
Stericycle, Inc.(a)	1,896	220,998
Textron, Inc.	6,033	217,128
Tyco International, Ltd.	9,764	435,181
Union Pacific Corp.	20,098	2,179,025
United Parcel Service, Inc. Class B	15,791	1,552,098
United Rentals, Inc.(a)	2,100	233,310
United Technologies Corp.	19,051	2,011,786
W.W. Grainger, Inc.	9,835	467,458
Waste Management, Inc.	1,357	341,489
Xylem, Inc.	3,858	136,921

		40,006,245

Information Technology – 19.6%
Accenture PLC Class A	14,018	1,139,944
Adobe Systems, Inc.(a)	10,444	722,620
Akamai Technologies, Inc.(a)	3,890	232,622
Alliance Data Systems Corp.(a)	1,196	296,931
Altera Corp.	6,800	243,304
Amphenol Corp. Class A	3,510	350,509
Analog Devices, Inc.	7,151	353,903
Apple, Inc.	133,424	13,442,468
Applied Materials, Inc.	27,454	593,281
Autodesk, Inc.(a)	4,906	270,321
Automatic Data Processing, Inc.	10,852	901,584
Avago Technologies, Ltd.	5,582	485,634
Broadcom Corp. Class A	11,924	481,968
CA, Inc.	7,140	199,492
Cisco Systems, Inc.	113,890	2,866,611
Citrix Systems, Inc.(a)	3,589	256,039
Cognizant Technology Solutions Corp. Class A(a)	13,241	592,800
Computer Sciences Corp.	3,112	190,299
Corning, Inc.	28,226	545,891
eBay, Inc.(a)	24,945	1,412,635
Electronic Arts, Inc.(a)	6,779	241,400
EMC Corp.	44,810	1,311,141
F5 Networks, Inc.(a)	1,641	194,852
Facebook, Inc. Class A(a)	43,493	3,437,687
Fidelity National Information Services, Inc.	6,291	354,183
First Solar, Inc.(a)	1,821	119,840
Fiserv, Inc.(a)	5,662	365,963
Flir Systems, Inc.	3,161	99,066
Google, Inc. Class A(a)	6,367	3,746,406
Google, Inc. Class C(a)	6,367	3,676,051
Harris Corp.	2,502	166,133
Hewlett-Packard Co.	41,753	1,480,979
Intel Corp.	110,536	3,848,864
International Business Machines Corp.	20,695	3,928,532
Intuit, Inc.	6,437	564,203
Jabil Circuit, Inc.	3,704	74,710
Juniper Networks, Inc.	8,849	196,005
KLA-Tencor Corp.	3,632	286,129
Lam Research Corp.	3,477	259,732
Linear Technology Corp.	5,442	241,570
Mastercard, Inc. Class A	21,751	1,607,834
Microchip Technology, Inc.	4,383	207,009
Micron Technology, Inc.(a)	23,634	809,701
Microsoft Corp.(b)	183,658	8,514,385
Motorola Solutions, Inc.	4,830	305,642
NetApp, Inc.	6,914	297,025
NVIDIA Corp.	12,044	222,212
Oracle Corp.	72,635	2,780,468
Paychex, Inc.	7,107	314,129
QUALCOMM, Inc.	37,426	2,798,342
Red Hat, Inc.(a)	4,370	245,376
Salesforce.com, Inc.(a)	12,995	747,602
SanDisk Corp.	4,961	485,930
Seagate Technology PLC	7,424	425,172
Symantec Corp.	15,260	358,763
TE Connectivity, Ltd.	9,051	500,430
Teradata Corp.(a)	3,407	142,821
Texas Instruments, Inc.	23,593	1,125,150
Total System Services, Inc.	3,576	110,713
VeriSign, Inc.(a)	2,501	137,855
Visa, Inc. Class A	10,990	2,344,936
Western Digital Corp.	4,953	482,026
Western Union Co.	11,645	186,786
Xerox Corp.	23,909	316,316

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Information Technology – (continued)
Xilinx, Inc.	6,160	$260,876
Yahoo!, Inc.(a)	20,482	834,642

		76,734,443

Materials – 3.4
Air Products & Chemicals, Inc.	4,202	547,016
Airgas, Inc.	1,560	172,614
Alcoa, Inc.	26,260	422,523
Allegheny Technologies, Inc.	2,317	85,961
Avery Dennison Corp.	2,070	92,426
Ball Corp.	2,966	187,659
Bemis Co., Inc.	2,350	89,347
CF Industries Holdings, Inc.	1,144	319,428
Dow Chemical Co.	24,838	1,302,505
E.I. du Pont de Nemours & Co.	20,518	1,472,372
Eastman Chemical Co.	3,336	269,849
Ecolab, Inc.	6,001	689,095
FMC Corp.	2,878	164,593
Freeport-McMoRan, Inc.	22,940	748,991
International Flavors & Fragrances, Inc.	9,603	458,447
International Paper Co.	1,751	167,886
LyondellBasell Industries NV	9,548	1,037,486
Martin Marietta Materials, Inc.	1,345	173,424
MeadWestvaco Corp.	3,877	158,724
Monsanto Co.	11,761	1,323,230
Mosaic Co.	7,084	314,600
Newmont Mining Corp.	11,433	263,531
Nucor Corp.	6,948	377,137
Owens-Illinois, Inc.(a)	3,537	92,139
PPG Industries, Inc.	3,027	595,532
Praxair, Inc.	6,511	839,919
Sealed Air Corp.	4,923	171,714
Sherwin-Williams Co.	1,809	396,153
Sigma-Aldrich Corp.	2,573	349,954
Vulcan Materials Co.	2,871	172,920

		13,457,175

Telecommunication Services – 2.4%
AT&T, Inc.	115,777	4,079,981
CenturyLink, Inc.	12,592	514,887
Frontier Communications Corp.	22,306	145,212
Verizon Communications, Inc.	92,515	4,624,825
Windstream Holdings, Inc.	13,346	143,870

		9,508,775

Utilities – 3.0%
AES Corp.	15,236	216,046
AGL Resources, Inc.	2,798	143,649
Ameren Corp.	5,604	214,801
American Electric Power Co., Inc.	11,009	574,780
CenterPoint Energy, Inc.	9,376	229,431
CMS Energy Corp.	5,655	167,727
Consolidated Edison, Inc.	6,352	359,904
Dominion Resources, Inc.	13,094	904,664
DTE Energy Co.	4,045	307,744
Duke Energy Corp.	15,892	1,188,245
Edison International	7,014	392,223
Entergy Corp.	3,898	301,432
Exelon Corp.	18,684	636,938
FirstEnergy Corp.	9,593	322,037
Integrys Energy Group, Inc.	1,736	112,528
NextEra Energy, Inc.	9,764	916,644
NiSource, Inc.	6,804	278,828
NextEra Energy, Inc.	9,764	916,644
NiSource, Inc.	6,804	278,828
Northeast Utilities	7,217	319,713
NRG Energy, Inc.	7,802	237,805
Pepco Holdings, Inc.	10,214	460,039
PG&E Corp.	5,541	148,277
Pinnacle West Capital Corp.	2,404	131,355
PPL Corp.	15,019	493,224
Public Service Enterprise Group, Inc.	11,488	427,813
SCANA Corp.	2,999	148,780
Sempra Energy	5,162	543,972
Southern Co.	20,159	879,940
TECO Energy, Inc.	4,701	81,703
Wisconsin Energy Corp.	5,124	220,332
Xcel Energy, Inc.	11,451	348,111

		11,708,685

TOTAL COMMON STOCKS (Cost: $ 177,997,374)		390,270,321

	Shares
MONEY MARKET FUND – 2.0%
State Street Institutional Liquid Reserves Fund 0.09%(b)(c)(d)	7,773,143	7,773,143

TOTAL MONEY MARKET FUND (Cost: $ 7,773,143)		7,773,143

TOTAL INVESTMENTS(e)† – 101.7% (Cost $185,770,517(f))		398,043,464
Other Liabilities in Excess of Assets – (1.7)%		(6,787,998)

NET ASSETS – 100.0%		$391,255,466

(a)	Non-income producing security

(b)	All or part of this security has been designated as collateral for futures contracts are valued by the independent pricing services using evaluations from their internal pricing models.

(c)	Affiliated issuer. See table that follows for more information.

(d)	The rate shown is the annualized seven-day yield at period end.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

(f)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2014 was $212,478,705 and $205,758, respectively, resulting in net unrealized appreciation of investments of $212,272,947.

†

Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities are valued by the independent pricing services using evaluations from their internal pricing models. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets: Investments:
Common Stocks	$390,270,321	$–	$–	$390,270,321
Money Market Fund	7,773,143	–	–	7,773,143

Total Investments	398,043,464	–	–	398,043,464
Other Assets:
Futures contracts	(46,198)	–	–	(46,198)

Total Assets	$397,997,266	$–	$–	$397,997,266

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the period ended September 30, 2014, there were no transfers between levels.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

State Street Equity 500 Index II Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Depreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 12/2014	48	$4,717,200	$(46,198)

Total unrealized depreciation on open futures contracts purchased			$(46,198)

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at September 30, 2014:

Asset Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$(46,198)	$(46,198)

(1)	Portfolio of Investments: Unrealized depreciation of futures contracts.

The average notional value of futures outstanding during the period ended September 30, 2014, was $4,360,000.

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA Funds Management, Inc. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending September 30, 2014 were as follows:

Security Description	Number of shares held at 12/31/13	Shares purchased for the period ended 09/30/14	Shares sold for the period ended 09/30/14	Number of shares held at 09/30/14	Value at 09/30/14	Income earned for the period ended 09/30/14	Realized gain/loss on shares sold
State Street Corp.	–	25,804	500	25,304	$743,685	$2,783	$9,115
State Street Institutional Liquid Reserves Fund	–	16,039,576	8,266,433	7,773,143	7,773,143	496	–

State Street Global Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global Equity ex-U.S. Index Portfolio. The portfolio of investments for the State Street Global ex-U.S. Index Portfolio follows.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments

September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – 99.4%
Australia – 5.3%
AGL Energy, Ltd.	1,517	$17,974
ALS, Ltd.	890	4,104
Alumina, Ltd.(a)	5,703	8,459
Amcor, Ltd.	2,725	27,016
AMP, Ltd.	6,679	31,911
APA Group	1,887	12,285
Asciano, Ltd.	2,202	11,657
ASX, Ltd.	437	13,713
Aurizon Holdings, Ltd.	4,826	19,130
AusNet Services	3,824	4,568
Australia & New Zealand Banking Group, Ltd.	7,799	211,014
Bank of Queensland, Ltd.	819	8,342
Bendigo & Adelaide Bank, Ltd.	980	10,222
BHP Billiton, Ltd.	8,903	263,867
Boral, Ltd.	1,767	7,685
Brambles, Ltd.	3,529	29,398
Caltex Australia, Ltd.	305	7,470
CFS Retail Property Trust Group REIT	4,770	8,327
Coca-Cola Amatil, Ltd.	1,293	9,934
Cochlear, Ltd.	129	7,846
Commonwealth Bank of Australia	4,455	293,507
Computershare, Ltd.	1,068	11,364
Crown Resorts, Ltd.	822	9,926
CSL, Ltd.	1,081	70,160
Dexus Property Group REIT	12,268	11,916
Federation Centres REIT	3,224	7,279
Flight Centre Travel Group, Ltd.	125	4,676
Fortescue Metals Group, Ltd.	3,516	10,707
Goodman Group REIT	3,901	17,648
Harvey Norman Holdings, Ltd.	1,200	3,812
Iluka Resources, Ltd.	945	6,500
Incitec Pivot, Ltd.	3,714	8,807
Insurance Australia Group, Ltd.	5,288	28,319
Leighton Holdings, Ltd.	229	3,867
Lend Lease Group	1,239	15,547
Macquarie Group, Ltd.	652	32,857
Metcash, Ltd.	2,006	4,617
Mirvac Group REIT	8,337	12,548
National Australia Bank, Ltd.	6,766	192,656
Newcrest Mining, Ltd.(a)	1,731	15,980
Orica, Ltd.	838	13,859
Origin Energy, Ltd.	2,492	32,644
Qantas Airways, Ltd.(a)	2,430	2,956
QBE Insurance Group, Ltd.	3,030	30,915
Ramsay Health Care, Ltd.	296	12,974
REA Group, Ltd.	119	4,507
Rio Tinto, Ltd.	984	51,301
Santos, Ltd.	2,207	26,400
Scentre Group REIT(a)	12,022	34,505
Seek, Ltd.	731	10,369
Sonic Healthcare, Ltd.	860	13,200
Stockland REIT	5,254	18,160
Suncorp Group, Ltd.	2,905	35,690
Sydney Airport	2,452	9,162
Tabcorp Holdings, Ltd.	1,723	5,443
Tatts Group, Ltd.	3,239	8,928
Telstra Corp., Ltd.	9,834	45,608
The GPT Group REIT	3,806	12,889

Toll Holdings, Ltd.	1,538	7,590
TPG Telecom, Ltd.	627	3,753
Transurban Group	4,068	27,481
Treasury Wine Estates, Ltd.	1,466	5,439
Wesfarmers, Ltd.	3,512	129,565
Westfield Corp. REIT(a)	4,457	29,056
Westpac Banking Corp.	8,698	244,623
Woodside Petroleum, Ltd.	1,674	59,472
Woolworths, Ltd.	2,839	85,061
WorleyParsons, Ltd.	468	6,282

		2,445,447

Austria – 0.1%
Andritz AG	164	8,747
Erste Group Bank AG	631	14,456
IMMOFINANZ AG	2,167	6,151
OMV AG	333	11,208
Raiffeisen Bank International AG	265	5,765
Telekom Austria AG	250	2,253
Vienna Insurance Group AG Wiener Versicherung Gruppe	87	3,930
Voestalpine AG	253	10,003

		62,513

Belgium – 0.9%
Ageas	501	16,635
Anheuser-Busch InBev NV	2,080	231,540
Belgacom SA	343	11,942
Colruyt SA	159	7,007
Delhaize Group	231	16,073
Groupe Bruxelles Lambert SA	182	16,682
KBC Groep NV(a)	565	30,095
Solvay SA	134	20,635
Telenet Group Holding NV(a)	118	6,782
UCB SA	285	25,879
Umicore	244	10,676

		393,946

Brazil – 2.6%
AMBEV SA	15,335	100,414
Banco Bradesco SA Preference Shares	3,700	52,624
Banco Bradesco SA	5,300	75,727
Banco do Brasil SA	2,400	24,788
Banco Santander Brasil SA	4,100	26,495
BB Seguridade Participacoes SA	2,000	26,290
BM&FBOVESPA SA	6,900	31,520
BRF SA	1,600	38,040
CCR SA	3,600	24,660

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Brazil – (continued)
Cia Brasileira de Distribuicao Preference Shares	600	$26,172
Cielo SA	2,300	37,557
Companhia Energetica de Minas Gerais ADR	3,900	23,865
Embraer SA	2,700	26,619
Estacio Participacoes SA	2,500	25,963
Gerdau SA Preference Shares	6,200	29,815
Itau Unibanco Holding SA Preference Shares	6,900	95,405
Investimentos Itau SA	9,500	35,951
Kroton Educacional SA	6,300	39,555
Localiza Rent a Car SA	1,800	26,079
Lojas Americanas SA	5,500	25,821
Lojas Renner SA	1,000	29,017
Petroleo Brasileiro SA	7,500	52,815
Petroleo Brasileiro SA Preference Shares	16,000	118,158
Telefonica Brasil SA	1,300	25,686
Tim Participacoes SA	3,900	20,522
Tractebel Energia SA	1,900	26,690
Ultrapar Participacoes SA	1,200	25,380
Vale SA	4,500	49,324
Vale SA Preference Shares	8,100	78,632

		1,219,584

Canada – 7.3%
Agnico-Eagle Mines, Ltd.	500	14,491
Agrium, Inc.	300	26,726
Alimentation Couche-Tard, Inc. (Class B)	900	28,839
AltaGas, Ltd.	300	12,695
ARC Resources, Ltd.	700	18,509
ATCO, Ltd. (Class I)	200	8,125
Athabasca Oil Corp.(a)	700	3,589
Bank of Montreal	1,800	132,767
Barrick Gold Corp.	2,600	38,318
Baytex Energy Corp.	400	15,158
BCE, Inc.	600	25,712
Bell Aliant, Inc.	200	5,478
BlackBerry, Ltd.(a)	1,100	10,985
Bombardier, Inc.	3,200	10,795
Brookfield Asset Management, Inc. (Class A)	1,200	53,989
CAE, Inc.	600	7,291
Cameco Corp.	900	15,913
Canadian Imperial Bank of Commerce	900	81,008
Canadian National Railway Co.	2,200	156,523
Canadian Natural Resources, Ltd.	2,800	109,013
Canadian Oil Sands, Ltd.	1,100	20,336
Canadian Pacific Railway, Ltd.	400	83,193
Canadian Tire Corp., Ltd. (Class A)	200	20,536
Canadian Utilities, Ltd. (Class A)	300	10,502
Catamaran Corp.(a)	500	21,104
Cenovus Energy, Inc.	1,700	45,833
CGI Group, Inc. (Class A)(a)	500	16,930
CI Financial Corp.	500	15,109
Crescent Point Energy Corp.	900	32,552

Dollarama, Inc.	100	$8,501
Eldorado Gold Corp.	1,600	10,809
Empire Co., Ltd. (Class A)	100	6,970
Enbridge, Inc.	1,900	91,145
EnCana Corp.	1,600	34,046
Enerplus Corp.	500	9,512
Fairfax Financial Holdings, Ltd.	100	44,901
Finning International, Inc.	400	11,307
First Capital Realty, Inc.	200	3,134
First Quantum Minerals, Ltd.	1,300	25,150
Fortis, Inc.	500	15,489
Franco-Nevada Corp.	300	14,756
George Weston, Ltd.	100	7,898
Gildan Activewear, Inc.	300	16,448
Goldcorp, Inc.	1,800	41,587
Great-West Lifeco, Inc.	700	20,175
H&R REIT	300	5,868
Husky Energy, Inc.	800	22,005
IGM Financial, Inc.	200	8,644
Imperial Oil, Ltd.	700	33,141
Industrial Alliance Insurance & Financial Services, Inc.	200	8,298
Intact Financial Corp.	300	19,465
Inter Pipeline, Ltd.	700	22,769
Keyera Corp.	200	16,148
Kinross Gold Corp.(a)	2,500	8,322
Loblaw Cos., Ltd.	500	25,077
Magna International, Inc.	500	47,559
Manulife Financial Corp.	5,900	113,718
MEG Energy Corp.(a)	300	9,229
Methanex Corp.	200	13,379
Metro, Inc.	200	13,404
National Bank of Canada	700	31,964
New Gold, Inc.(a)	1,100	5,581
Onex Corp.	200	11,160
Open Text Corp.	300	16,630
Pacific Rubiales Energy Corp.	700	11,763
Pembina Pipeline Corp.	700	29,552
Pengrowth Energy Corp.	1,200	6,303
Penn West Petroleum, Ltd.	1,100	7,471
Peyto Exploration & Development Corp.	300	9,487
Potash Corp. of Saskatchewan, Inc.	1,900	65,932
Power Corp. of Canada	800	22,249
Power Financial Corp.	600	18,394
RioCan REIT	300	6,891
Rogers Communications, Inc. (Class B)	800	30,008
Royal Bank of Canada	3,500	250,705
Saputo, Inc.	600	16,821
Shaw Communications, Inc. (Class B)	900	22,106
Silver Wheaton Corp.	800	15,992
SNC-Lavalin Group, Inc.	300	13,844
Sun Life Financial, Inc.	1,400	50,861
Suncor Energy, Inc.	4,400	159,574
Talisman Energy, Inc.	2,300	19,943
Teck Resources, Ltd. (Class B)	1,300	24,673
TELUS Corp.	500	17,109
The Bank of Nova Scotia	3,200	198,348
The Toronto-Dominion Bank	4,500	222,554

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Canada – (continued)
Colbun SA	115,907	$29,397
Thomson Reuters Corp.	800	29,207
Tim Hortons, Inc.	300	23,674
Tourmaline Oil Corp.(a)	400	17,764
TransAlta Corp.	600	6,308
TransCanada Corp.	1,600	82,581
Turquoise Hill Resources, Ltd.(a)	1,800	6,781
Valeant Pharmaceuticals International, Inc.(a)	1,000	131,314
Vermilion Energy, Inc.	200	12,202
Yamana Gold, Inc.	1,900	11,425

		3,378,044

Chile – 0.4%
AES Gener SA	53,702	28,363
Cencosud SA	9,119	26,974
Empresa Nacional de Electricidad SA ADR	26,443	38,691
Latam Airlines Group SA ADR(a)	2,319	26,611
SACI Falabella	3,870	29,185

		179,221

China – 3.5%
Agricultural Bank of China, Ltd. (Class H)	65,000	28,795
Bank of China, Ltd. (Class H)	213,000	95,184
Bank of Communications Co., Ltd. (Class H)	41,000	28,671
Brilliance China Automotive Holdings, Ltd.	20,000	34,925
China CITIC Bank Corp., Ltd. (Class H)	48,000	29,115
China Communications Construction Co., Ltd. (Class H)	44,000	31,732
China Construction Bank Corp.	173,000	121,421
China Life Insurance Co., Ltd. (Class H)	17,000	47,179
China Longyuan Power Group Corp. (Class H)	29,000	28,309
China Mengniu Dairy Co., Ltd.	6,000	24,649
China Merchants Bank Co., Ltd.	22,000	37,625
China Minsheng Banking Corp., Ltd. (Class H)	32,000	29,259
China National Building Material Co., Ltd. (Class H)	34,000	30,869
China Pacific Insurance Group Co., Ltd. (Class H)	8,800	30,938
China Petroleum & Chemical Corp. (Class H)	58,000	50,791
China Shenhua Energy Co., Ltd. (Class H)	10,500	29,275
China Telecom Corp., Ltd. (Class H)	50,000	30,650
Chongqing Rural Commercial Bank (Class H)	64,000	29,012
Datang International Power Generation Co., Ltd. (Class H)	54,000	28,303
Dongfeng Motor Group Co., Ltd. (Class H)	20,000	32,865
ENN Energy Holdings, Ltd.	4,000	26,168

Evergrande Real Estate Group, Ltd.	73,000	$27,263
Hengan International Group Co., Ltd.	2,000	19,665
Huaneng Power International, Inc. (Class H)	26,000	28,394
Industrial & Commercial Bank of China, Ltd. (Class H)	177,000	110,096
Kerry Properties, Ltd.	1,500	5,022
Lenovo Group, Ltd.	22,000	32,752
PetroChina Co., Ltd. (Class H)	70,000	89,696
PICC Property & Casualty Co., Ltd. (Class H)	20,000	35,441
Ping An Insurance Group Co. of China, Ltd. (Class H)	6,000	45,125
Shanghai Industrial Holdings, Ltd.	14,000	41,468
Sino Land Co., Ltd.	6,000	9,319
Sinopharm Group Co., Ltd. (Class H)	8,000	29,208
Soho China, Ltd.	38,500	27,864
Tencent Holdings, Ltd.	12,600	187,091
Tingyi Cayman Islands Holding Corp.	12,000	31,526
Tsingtao Brewery Co., Ltd.	4,000	28,461
Want Want China Holdings, Ltd.	25,000	31,165

		1,605,291

Colombia – 0.1%
BanColombia SA ADR	500	28,360
Ecopetrol SA ADR	700	21,889

		50,249

Czech Republic – 0.1%
CEZ AS	1,178	35,814

		35,814

Denmark – 1.0%
AP Moeller - Maersk A/S (Class A)	9	20,802
AP Moeller - Maersk A/S (Class B)	16	38,013
Carlsberg A/S	241	21,431
Coloplast A/S (Class B)	251	21,042
Danske Bank A/S	1,481	40,263
DSV A/S	400	11,268
Novo Nordisk A/S (Class B)	5,164	247,127
Novozymes A/S (Class B)	541	23,475
Pandora A/S	260	20,389
TDC A/S	1,800	13,673
Tryg A/S	48	4,985
Vestas Wind Systems A/S(a)	506	19,784
William Demant Holding A/S(a)	51	3,913

		486,165

Finland – 0.6%
Elisa Oyj	321	8,524
Fortum Oyj	1,003	24,467
Kone Oyj (Class B)	706	28,379
Metso Oyj	254	9,048
Neste Oil Oyj	290	5,971
Nokia Oyj	8,456	72,157
Nokian Renkaat Oyj	256	7,723
Orion Oyj (Class B)	225	8,811

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Finland – (continued)
Sampo Oyj (Class A)	1,010	$48,994
Stora Enso Oyj	1,243	10,371
UPM-Kymmene Oyj	1,202	17,173
Wartsila Oyj Abp	334	14,949

		256,567

France – 6.5%
Accor SA	386	17,123
Aeroports de Paris	67	8,021
Air Liquide SA	1,062	129,556
Alcatel-Lucent(a)	6,354	19,722
Alstom SA(a)	488	16,694
Arkema SA	129	8,656
AtoS	178	12,900
AXA SA	5,518	135,997
BNP Paribas SA	3,025	200,696
Bollore SA	12	6,819
Bouygues SA	433	14,038
Bureau Veritas SA	499	11,028
Cap Gemini SA	326	23,404
Carrefour SA	1,410	43,568
Casino Guichard-Perrachon SA	128	13,788
Christian Dior SA	123	20,619
Cie de St-Gobain	1,003	45,911
Cie Generale des Etablissements Michelin	421	39,717
CNP Assurances	388	7,308
Credit Agricole SA	2,260	34,102
Danone	1,307	87,507
Dassault Systemes SA	286	18,375
Edenred	459	11,327
Electricite de France SA	546	17,912
Essilor International SA	461	50,630
Eurazeo SA	85	6,118
Eutelsat Communications SA	348	11,239
Fonciere Des Regions REIT	64	5,769
GDF Suez	3,269	82,013
Gecina SA REIT	64	8,388
Groupe Eurotunnel SA	1,056	12,902
ICADE REIT	84	7,085
Iliad SA	59	12,492
Imerys SA	77	5,679
JCDecaux SA	152	4,799
Kering	171	34,487
Klepierre REIT	225	9,854
L’Oreal SA	567	90,034
Lafarge SA	422	30,397
Lagardere SCA	266	7,120
Legrand SA	600	31,224
LVMH Moet Hennessy Louis Vuitton SA	847	137,705
Natixis	2,104	14,480
Orange SA	4,187	62,968
Pernod Ricard SA	479	54,241
Peugeot SA(a)	884	11,340
Publicis Groupe SA	410	28,160
Remy Cointreau SA	54	3,888
Renault SA	434	31,442
Rexel SA	610	11,385
Safran SA	612	39,722

Sanofi	3,209	$363,056
Schneider Electric SE	1,177	90,400
SCOR SE	347	10,843
Societe BIC SA	64	8,255
Societe Generale SA	1,625	82,973
Sodexo	213	20,848
Suez Environnement Co.	634	10,728
Technip SA	231	19,438
Thales SA	210	11,188
Total SA	5,777	375,472
Unibail-Rodamco SE REIT	220	56,611
Valeo SA	170	18,922
Vallourec SA	246	11,315
Veolia Environnement SA	952	16,813
Vinci SA	1,092	63,462
Vivendi SA(a)	2,732	65,987
Wendel SA	72	8,164
Zodiac Aerospace	420	13,399

		2,998,223

Germany – 6.1%
adidas AG	472	35,328
Allianz SE	1,298	210,455
Axel Springer SE	89	4,901
BASF SE	2,377	218,089
Bayer AG	2,100	294,198
Bayerische Motoren Werke AG	747	80,229
Bayerische Motoren Werke AG Preference Shares	123	10,011
Beiersdorf AG	228	19,050
Brenntag AG	349	17,154
Celesio AG	115	3,827
Commerzbank AG(a)	2,185	32,681
Continental AG	249	47,387
Daimler AG	2,736	209,898
Deutsche Bank AG	4,151	145,645
Deutsche Boerse AG	436	29,373
Deutsche Lufthansa AG	520	8,214
Deutsche Post AG	2,186	70,114
Deutsche Telekom AG	9,414	142,707
Deutsche Wohnen AG	646	13,808
E.ON SE	4,518	82,728
Fraport AG Frankfurt Airport Services Worldwide	83	5,458
Fresenius Medical Care AG & Co. KGaA	489	34,160
Fresenius SE & Co. KGaA	853	42,235
Fuchs Petrolub SE Preference Shares	160	6,084
GEA Group AG	413	18,023
Hannover Rueck SE	136	10,999
HeidelbergCement AG	318	21,018
Henkel AG & Co. KGaA	264	24,676
Henkel AG & Co. KGaA Preference Shares	402	40,149
Hochtief AG	47	3,236
Hugo Boss AG	72	9,001
Infineon Technologies AG	2,546	26,351
K+S AG	389	11,034
Kabel Deutschland Holding AG	50	6,796
Lanxess AG	207	11,429
Linde AG	419	80,533

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Germany – (continued)
MAN SE	80	$9,004
Merck KGaA	292	26,938
Metro AG(a)	366	12,058
Muenchener Rueckversicherungs-Geselleschaft AG	391	77,325
OSRAM Licht AG(a)	201	7,489
Porsche Automobil Holding Preference Shares SE	346	27,729
ProSiebenSat.1 Media AG	494	19,689
RWE AG	1,105	43,070
SAP SE	2,651	191,221
Siemens AG	2,033	242,360
Sky Deutschland AG(a)	990	8,415
Telefonica Deutschland Holding AG(a)	1,261	6,595
ThyssenKrupp AG(a)	1,022	26,821
United Internet AG	263	11,195
Volkswagen AG	67	13,906
Volkswagen AG Preference Shares	367	76,218

		2,827,012

Greece – 0.3%
Eurobank Ergasias SA(a)	56,090	22,107
Hellenic Telecommunications Organization SA(a)	2,078	27,300
National Bank of Greece SA(a)	11,861	34,762
OPAP SA	1,974	25,809
Piraeus Bank SA(a)	17,027	28,823

		138,801

Hong Kong – 3.2%
AIA Group, Ltd.	34,800	179,936
ASM Pacific Technology, Ltd.	500	4,948
Bank of East Asia, Ltd.	2,800	11,377
Beijing Enterprises Holdings, Ltd.	3,500	30,041
Belle International Holdings, Ltd.	25,000	28,139
BOC Hong Kong Holdings, Ltd.	8,500	27,092
Cathay Pacific Airways, Ltd.	3,000	5,532
Chailease Holding Co., Ltd.	12,000	29,152
Cheung Kong Holdings, Ltd.	3,000	49,375
Cheung Kong Infrastructure Holdings, Ltd.	1,000	7,025
China Merchants Holdings International Co., Ltd.	10,000	30,908
China Mobile, Ltd.	15,500	178,951
China Overseas Land & Investment, Ltd.	14,000	35,987
China Resources Land, Ltd.	16,000	32,968
China Resources Power Holdings Co., Ltd.	10,000	26,980
China Unicom (Hong Kong), Ltd.	18,000	26,890
CITIC, Ltd.	17,000	28,504
CLP Holdings, Ltd.	4,500	36,104
CNOOC, Ltd.	42,000	71,937
COSCO Pacific, Ltd.	22,000	29,239
First Pacific Co., Ltd.	6,000	6,212
Galaxy Entertainment Group, Ltd.	6,000	34,848
Hang Lung Properties, Ltd.	5,000	14,198
Hang Seng Bank, Ltd.	1,700	27,322

Henderson Land Development Co., Ltd.	2,000	$12,955
HKT Trust/HKT, Ltd.	6,000	7,248
Hong Kong & China Gas Co., Ltd.	14,000	30,361
Hong Kong Exchanges and Clearing, Ltd.	2,500	53,863
Hutchison Whampoa, Ltd.	9,000	108,949
Hysan Development Co., Ltd.	1,000	4,623
Li & Fung, Ltd.	14,000	15,902
MTR Corp., Ltd.	3,500	13,725
New World Development Co., Ltd.	12,000	13,970
Noble Group, Ltd.	10,000	10,194
NWS Holdings, Ltd.	3,000	5,409
PCCW, Ltd.	9,000	5,668
Power Assets Holdings, Ltd.	3,000	26,561
Sands China, Ltd.	5,600	29,208
Shangri-La Asia, Ltd.	4,000	5,924
SJM Holdings, Ltd.	4,000	7,624
Sun Hung Kai Properties, Ltd.	4,000	56,715
Swire Pacific, Ltd.	1,500	19,356
Swire Properties, Ltd.	2,600	8,120
Techtronic Industries Co.	3,000	8,693
The Link REIT	5,000	28,847
The Wharf Holdings, Ltd.	3,000	21,346
Wheelock & Co., Ltd.	2,000	9,568
Wynn Macau, Ltd.	3,600	11,451
Yangzijiang Shipbuilding Holdings, Ltd.	4,000	3,701
Yue Yuen Industrial Holdings, Ltd.	1,500	4,578
Yuexiu Property Co., Ltd.	142,000	25,419

		1,503,643

India – 0.7%
GAIL India, Ltd. GDR	400	17,256
HDFC Bank, Ltd. ADR	300	13,974
ICICI Bank, Ltd. ADR	300	14,730
Infosys, Ltd. ADR	1,500	90,735
Larsen & Toubro, Ltd. GDR	750	17,700
Mahindra & Mahindra Financial Services, Ltd. GDR	763	16,923
Ranbaxy Laboratories, Ltd. GDR(a)	1,400	14,336
Reliance Industries, Ltd. GDR(b)	1,500	45,750
Reliance Infrastrucure, Ltd. GDR	400	11,120
Sesa Sterlite, Ltd. ADR	700	12,082
State Bank of India GDR	260	20,540
Tata Motors, Ltd. ADR	400	17,484
Tata Steel, Ltd. GDR	1,300	9,627
Wipro, Ltd. ADR	1,200	14,592

		316,849

Indonesia – 0.8%
Astra International Tbk PT	85,000	49,179
Bank Central Asia Tbk PT	46,000	49,360
Bank Mandiri Tbk PT	45,000	37,208
Bank Negara Indonesia Persero Tbk PT	91,500	41,488
Bank Rakyat Indonesia Persero Tbk PT	45,500	38,928
Indofood Sukses Makmur Tbk PT	57,000	32,745
Jasa Marga Persero Tbk PT	58,500	30,966
Perusahaan Gas Negara Persero Tbk PT	58,000	28,560

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Indonesia – (continued)
Semen Indonesia Persero Tbk PT	21,500	$27,217
Telekomunikasi Indonesia Persero Tbk PT	190,500	45,573

		381,224

Ireland – 0.2%
Bank of Ireland(a)	62,116	24,325
CRH PLC	1,669	38,182
James Hardie Industries PLC	1,006	10,537
Kerry Group PLC	357	25,174
Ryanair Holdings PLC ADR(a)	406	3,861

		102,079

Israel – 0.3%
Bank Hapoalim BM	2,384	13,439
Bank Leumi Le-Israel BM(a)	2,994	12,124
Bezeq The Israeli Telecommunication Corp., Ltd.	4,322	7,462
Delek Group, Ltd.	11	4,165
Israel Chemicals, Ltd.	1,006	7,235
Mizrahi Tefahot Bank, Ltd.	312	3,728
NICE Systems, Ltd.	128	5,183
Teva Pharmaceutical Industries, Ltd.	1,930	104,082
The Israel Corp., Ltd.(a)	6	3,376

		160,794

Italy – 1.6%
Assicurazioni Generali SpA	2,637	55,498
Atlantia SpA	932	23,017
Banca Monte dei Paschi di Siena SpA(a)	9,820	12,951
Banco Popolare SC(a)	818	12,018
Enel Green Power SpA	3,951	10,112
Enel SpA	14,863	78,895
ENI SpA	7,424	176,970
Exor SpA	222	8,621
Fiat SpA(a)	1,977	19,080
Finmeccanica Finance SpA(a)	914	8,896
Intesa Sanpaolo SpA	26,264	79,826
Intesa Sanpaolo SpA Preference Shares	2,106	5,651
Luxottica Group SpA	378	19,683
Mediobanca SpA(a)	1,362	11,717
Pirelli & C. SpA	537	7,435
Prysmian SpA	461	8,567
Saipem SpA(a)	598	12,721
Snam SpA	4,582	25,352
Telecom Italia SpA(a)(c)	22,723	26,050
Telecom Italia SpA(c)	13,607	12,093
Terna Rete Elettrica Nazionale SpA	3,404	17,123
UniCredit SpA	9,968	78,826
Unione di Banche Italiane SCpA	1,934	16,271
UnipolSai SpA	2,056	5,818

		733,191

Japan – 14.5%
ABC-Mart, Inc.	100	5,105
Acom Co., Ltd.(a)	900	3,011
Advantest Corp.	400	5,156

Aeon Co., Ltd.	1,400	$13,937
AEON Financial Service Co., Ltd.	300	6,419
Aeon Mall Co., Ltd.	300	5,724
Aisin Seiki Co., Ltd.	400	14,422
Ajinomoto Co., Inc.	1,000	16,637
Alfresa Holdings Corp.	400	5,765
Amada Co., Ltd.	800	7,621
ANA Holdings, Inc.	3,000	6,977
Aozora Bank, Ltd.	3,000	10,146
Asahi Glass Co., Ltd.	2,000	10,841
Asahi Group Holdings, Ltd.	900	26,033
Asahi Kasei Corp.	3,000	24,351
Asics Corp.	400	9,010
Astellas Pharma, Inc.	5,400	80,388
Bandai Namco Holdings, Inc.	400	10,265
Benesse Holdings, Inc.	200	6,564
Bridgestone Corp.	1,500	49,528
Brother Industries, Ltd.	500	9,248
Calbee, Inc.	200	6,545
Canon, Inc.	2,900	94,393
Casio Computer Co., Ltd.	500	8,332
Central Japan Railway Co.	400	54,023
Chubu Electric Power Co., Inc.(a)	1,500	17,216
Chugai Pharmaceutical Co., Ltd.	500	14,472
Citizen Holdings Co., Ltd.	600	3,933
Credit Saison Co., Ltd.	300	5,779
Dai Nippon Printing Co., Ltd.	1,000	10,023
Daicel Corp.	1,000	10,857
Daido Steel Co., Ltd.	1,000	3,984
Daihatsu Motor Co., Ltd.	400	6,349
Daiichi Sankyo Co., Ltd.	1,400	21,965
Daikin Industries, Ltd.	600	37,183
Daito Trust Construction Co., Ltd.	200	23,620
Daiwa House Industry Co., Ltd.	1,300	23,317
Daiwa Securities Group, Inc.	4,000	31,684
DeNA Co., Ltd.	200	2,543
Denso Corp.	1,200	55,299
Dentsu, Inc.	500	19,030
Don Quijote Holdings Co., Ltd.	100	5,734
East Japan Railway Co.	800	59,948
Eisai Co., Ltd.	600	24,258
Electric Power Development Co., Ltd.	300	9,804
FamilyMart Co., Ltd.	100	3,815
FANUC Corp.	600	108,355
Fast Retailing Co., Ltd.	200	66,922
Fuji Electric Holdings Co., Ltd.	1,000	4,841
Fuji Heavy Industries, Ltd.	1,500	49,583
FUJIFILM Holdings Corp.	1,000	30,722
Fujitsu, Ltd.	4,000	24,614
Fukuoka Financial Group, Inc.	2,000	9,536
Gree, Inc.	200	1,364
GungHo Online Entertainment, Inc.	900	4,291
Hakuhodo DY Holdings, Inc.	500	5,059
Hamamatsu Photonics K.K.	200	9,499
Hankyu Hanshin Holdings, Inc.	3,000	17,476
Hino Motors, Ltd.	600	8,391
Hirose Electric Co., Ltd.	100	12,343
Hisamitsu Pharmaceutical Co., Inc.	100	3,592
Hitachi Chemical Co., Ltd.	200	3,555

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Japan – (continued)
Hitachi Construction Machinery Co., Ltd.	200	$4,026
Hitachi High-Technologies Corp.	100	2,872
Hitachi Metals, Ltd.	1,000	18,014
Hitachi, Ltd.	12,000	91,618
Hokuhoku Financial Group, Inc.	3,000	5,880
Hokuriku Electric Power Co.	400	5,255
Honda Motor Co., Ltd.	4,800	166,279
Hoya Corp.	1,000	33,584
Hulic Co., Ltd.	500	5,287
Ibiden Co., Ltd.	300	5,842
Idemitsu Kosan Co., Ltd.	200	4,244
IHI Corp.	3,000	15,534
Inpex Corp.	2,000	28,251
Isetan Mitsukoshi Holdings, Ltd.	800	10,414
Isuzu Motors, Ltd.	1,500	21,195
ITOCHU Corp.	3,400	41,533
Itochu Techno-Solutions Corp.	100	4,203
J Front Retailing Co., Ltd.	500	6,541
Japan Display, Inc.(a)	1,000	4,822
Japan Exchange Group, Inc.	600	14,238
Japan Prime Realty Investment Corp. REIT	2	7,202
Japan Real Estate Investment Corp. REIT	3	15,425
Japan Retail Fund Investment Corp. REIT	5	10,073
Japan Tobacco, Inc.	2,800	91,049
JFE Holdings, Inc.	1,100	21,946
JGC Corp.	1,000	27,294
JSR Corp.	400	6,976
JTEKT Corp.	500	8,360
JX Holdings, Inc.	5,100	23,502
Kajima Corp.	2,000	9,572
Kakaku.com, Inc.	300	4,261
Kamigumi Co., Ltd.	1,000	9,463
Kaneka Corp.	1,000	5,588
Kansai Paint Co., Ltd.	1,000	14,932
Kao Corp.	1,200	46,782
Kawasaki Heavy Industries, Ltd.	3,000	11,979
KDDI Corp.	1,500	90,155
Keikyu Corp.	1,000	8,350
Keio Corp.	1,000	7,393
Keisei Electric Railway Co., Ltd.	1,000	10,046
Keyence Corp.	100	43,452
Kintetsu Corp.	4,000	13,455
Kirin Holdings Co., Ltd.	1,900	25,228
Kobe Steel, Ltd.	7,000	11,359
Koito Manufacturing Co., Ltd.	200	5,431
Komatsu, Ltd.	2,400	55,496
Konami Corp.	200	4,168
Konica Minolta, Inc.	1,100	11,873
Kubota Corp.	3,000	47,381
Kuraray Co., Ltd.	800	9,379
Kurita Water Industries, Ltd.	200	4,461
Kyocera Corp.	700	32,615
Kyowa Hakko Kirin Co., Ltd.	1,000	12,261
Kyushu Electric Power Co., Inc.(a)	1,000	10,775
Lawson, Inc.	100	6,992

LIXIL Group Corp.	600	$12,816
M3, Inc.	400	6,418
Mabuchi Motor Co., Ltd.	100	8,715
Makita Corp.	300	16,956
Marubeni Corp.	3,700	25,324
Marui Group Co., Ltd.	500	4,116
Maruichi Steel Tube, Ltd.	100	2,455
Mazda Motor Corp.	1,200	30,072
McDonald’s Holdings Co. (Japan), Ltd.	200	4,946
Medipal Holdings Corp.	300	3,646
MEIJI Holdings Co., Ltd.	100	7,904
Miraca Holdings, Inc.	100	4,134
Mitsubishi Chemical Holdings Corp.	3,100	15,249
Mitsubishi Corp.	3,600	73,710
Mitsubishi Electric Corp.	5,000	66,571
Mitsubishi Estate Co., Ltd.	3,000	67,510
Mitsubishi Gas Chemical Co., Inc.	1,000	6,372
Mitsubishi Heavy Industries, Ltd.	7,000	45,027
Mitsubishi Materials Corp.	3,000	9,709
Mitsubishi Motors Corp.	1,400	16,987
Mitsubishi Tanabe Pharma Corp.	500	7,334
Mitsubishi UFJ Financial Group, Inc.	36,300	205,235
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,100	5,746
Mitsui & Co., Ltd.	4,300	67,796
Mitsui Chemicals, Inc.(a)	2,000	5,561
Mitsui Fudosan Co., Ltd.	3,000	91,877
Mitsui OSK Lines, Ltd.	2,000	6,381
Mizuho Financial Group, Inc.	71,100	126,975
MS&AD Insurance Group Holdings, Inc.	1,100	23,992
Murata Manufacturing Co., Ltd.	500	56,839
Nabtesco Corp.	300	7,190
Nagoya Railroad Co., Ltd.	2,000	8,022
NEC Corp.	6,000	20,730
Nexon Co., Ltd.	300	2,475
NGK Insulators, Ltd.	1,000	23,811
NGK Spark Plug Co., Ltd.	400	11,760
NHK Spring Co., Ltd.	400	3,920
Nidec Corp.	500	33,821
Nikon Corp.	800	11,559
Nintendo Co., Ltd.	300	32,627
Nippon Building Fund, Inc. REIT	3	15,780
Nippon Electric Glass Co., Ltd.	1,000	4,868
Nippon Express Co., Ltd.	2,000	8,369
Nippon Prologis REIT, Inc.	3	6,977
Nippon Steel & Sumitomo Metal Corp.	19,000	49,295
Nippon Telegraph & Telephone Corp.	900	55,963
Nippon Yusen K.K.	4,000	10,538
Nissan Motor Co., Ltd.	6,300	61,395
Nisshin Seifun Group, Inc.	440	4,348
Nissin Foods Holdings Co., Ltd.	100	5,196
Nitori Holdings Co., Ltd.	200	12,380
Nitto Denko Corp.	400	21,934
NOK Corp.	200	4,587
Nomura Holdings, Inc.	9,200	54,833

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Japan – (continued)
Nomura Real Estate Holdings, Inc.	300	$5,152
Nomura Research Institute, Ltd.	300	9,695
NSK, Ltd.	1,000	14,230
NTT Data Corp.	300	10,803
NTT DoCoMo, Inc.	3,900	65,080
NTT Urban Development Corp.	300	3,156
Obayashi Corp.	1,000	6,846
Odakyu Electric Railway Co., Ltd.	1,000	9,144
OJI Paper Co., Ltd.	2,000	7,566
Olympus Corp.(a)	500	17,936
Omron Corp.	500	22,699
Ono Pharmaceutical Co., Ltd.	200	17,758
Oracle Corp.	100	3,902
Oriental Land Co., Ltd.	100	18,902
ORIX Corp.	3,000	41,378
Osaka Gas Co., Ltd.	4,000	16,070
Otsuka Corp.	100	3,975
Otsuka Holdings Co., Ltd.	900	31,013
Panasonic Corp.	5,600	66,596
Park24 Co., Ltd.	200	3,191
Rakuten, Inc.	1,800	20,725
Resona Holdings, Inc.	5,000	28,187
Ricoh Co., Ltd.	1,600	17,182
Rinnai Corp.	100	8,305
Rohm Co., Ltd.	200	12,580
Sankyo Co., Ltd.	100	3,583
Sanrio Co., Ltd.	100	2,899
Santen Pharmaceutical Co., Ltd.	200	11,195
SBI Holdings, Inc.	500	5,597
Secom Co., Ltd.	500	29,778
Sega Sammy Holdings, Inc.	400	6,436
Seiko Epson Corp.	300	14,413
Sekisui Chemical Co., Ltd.	1,000	11,468
Sekisui House, Ltd.	1,200	14,134
Seven & I Holdings Co., Ltd.	1,900	73,682
Seven Bank, Ltd.	1,300	5,297
Sharp Corp.(a)	3,000	8,533
Shikoku Electric Power Co., Inc.(a)	400	5,127
Shimadzu Corp.	1,000	8,651
Shimano, Inc.	200	24,322
Shimizu Corp.	1,000	7,885
Shin-Etsu Chemical Co., Ltd.	1,000	65,345
Shinsei Bank, Ltd.	4,000	8,569
Shionogi & Co., Ltd.	700	16,055
Shiseido Co., Ltd.	800	13,197
Showa Shell Sekiyu K.K.	400	3,814
SMC Corp.	100	27,576
Softbank Corp.	2,800	196,264
Sompo Japan Nipponkoa Holdings, Inc.	800	19,407
Sony Corp.	2,400	43,561
Sony Financial Holdings, Inc.	400	6,469
Stanley Electric Co., Ltd.	300	6,487
Sumitomo Chemical Co., Ltd.	3,000	10,693
Sumitomo Corp.	2,500	27,588
Sumitomo Dainippon Pharma Co., Ltd.	400	5,094
Sumitomo Electric Industries, Ltd.	1,700	25,114
Sumitomo Heavy Industries, Ltd.	1,000	5,625

Sumitomo Metal Mining Co., Ltd.	1,000	$14,075
Sumitomo Mitsui Financial Group, Inc.	3,800	154,882
Sumitomo Mitsui Trust Holdings, Inc.	8,000	33,292
Sumitomo Realty & Development Co., Ltd.	1,000	35,576
Sumitomo Rubber Industries, Ltd.	400	5,685
Suntory Beverage & Food, Ltd.	1,000	35,462
Suruga Bank, Ltd.	400	7,971
Suzuken Co. Ltd/Aichi Japan	200	5,761
Suzuki Motor Corp.	800	26,514
Sysmex Corp.	300	12,061
T&D Holdings, Inc.	1,300	16,692
Taiheiyo Cement Corp.	3,000	11,322
Taisei Corp.	2,000	11,286
Taisho Pharmaceutical Holdings Co., Ltd.	100	6,846
Taiyo Nippon Sanso Corp.	1,000	8,815
Takashimaya Co., Ltd.	1,000	8,360
Takeda Pharmaceutical Co., Ltd.	2,000	86,932
TDK Corp.	300	16,737
Teijin, Ltd.	2,000	4,832
Terumo Corp.	700	16,777
The Bank of Kyoto, Ltd.	1,000	8,305
The Bank of Yokohama, Ltd.	3,000	16,497
The Chiba Bank, Ltd.	2,000	13,911
The Chugoku Bank, Ltd.	400	5,874
The Chugoku Electric Power Co., Inc.	700	8,972
The Dai-ichi Life Insurance Co., Ltd.	2,400	35,619
The Gunma Bank, Ltd.	1,000	5,761
The Hachijuni Bank, Ltd.	1,000	6,008
The Hiroshima Bank, Ltd.	1,000	4,914
The Iyo Bank, Ltd.	500	5,059
The Joyo Bank, Ltd.	2,000	9,845
The Kansai Electric Power Co., Inc.(a)	1,600	15,118
The Shizuoka Bank, Ltd.	1,000	10,292
The Tokyo Electric Power Co., Inc.(a)	3,300	11,552
THK Co., Ltd.	300	7,466
Tobu Railway Co., Ltd.	2,000	10,064
Toho Co., Ltd.	300	6,782
Toho Gas Co., Ltd.	1,000	5,634
Tohoku Electric Power Co., Inc.	1,000	11,359
Tokio Marine Holdings, Inc.	1,600	49,629
Tokyo Electron, Ltd.	400	26,101
Tokyo Gas Co., Ltd.	6,000	33,721
Tokyo Tatemono Co., Ltd.	1,000	8,086
Tokyu Corp.	3,000	19,664
Tokyu Fudosan Holdings Corp.	1,100	7,541
TonenGeneral Sekiyu K.K.	1,000	8,742
Toppan Printing Co., Ltd.	1,000	7,184
Toray Industries, Inc.	3,000	19,828
Toshiba Corp.	9,000	41,696
TOTO, Ltd.	1,000	10,994
Toyo Seikan Group Holdings, Ltd.	400	4,956
Toyoda Gosei Co., Ltd.	100	1,951
Toyota Industries Corp.	400	19,326

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Japan – (continued)
Toyota Motor Corp.	7,400	$435,993
Toyota Tsusho Corp.	500	12,179
Trend Micro, Inc.	200	6,764
Unicharm Corp.	900	20,516
United Urban Investment Corp. REIT	6	9,206
USS Co., Ltd.	500	7,658
West Japan Railway Co.	400	17,902
Yahoo! Japan Corp.	3,200	12,165
Yakult Honsha Co., Ltd.	200	10,502
Yamada Denki Co., Ltd.	2,000	5,834
Yamaha Corp.	400	5,225
Yamaha Motor Co., Ltd.	600	11,733
Yamato Holdings Co., Ltd.	800	14,889
Yamato Kogyo Co., Ltd.	100	3,337
Yaskawa Electric Corp.	500	6,769
Yokogawa Electric Corp.	500	6,573

		6,695,957

Luxembourg – 0.3%
Altice SA(a)	196	10,382
ArcelorMittal	2,257	31,077
Millicom International Cellular SA	150	12,059
RTL Group SA(a)	88	7,547
SES SA	686	23,723
Subsea 7 SA	635	9,071
Tenaris SA	1,066	24,441

		118,300

Macau – 0.0%(d)
MGM China Holdings, Ltd.	2,000	5,731

		5,731

Mexico – 1.5%
Alfa SAB de CV (Class A)	9,300	31,992
America Movil SAB de CV	78,100	98,452
Arca Continental SAB de CV	4,100	28,147
Cemex SAB de CV(a)	27,400	35,703
Coca-Cola Femsa SAB de CV	2,800	28,233
Controladora Comercial Mexicana SAB de CV	8,100	30,343
Fibra Uno Administracion SA de CV REIT	8,500	27,962
Fomento Economico Mexicano SAB de CV	4,600	42,303
Grupo Bimbo SAB de CV	9,800	28,414
Grupo Carso SAB de CV	5,000	29,203
Grupo Financiero Banorte SAB de CV	7,000	44,829
Grupo Financiero Inbursa SA	10,000	28,592
Grupo Financiero Santander Mexico SAB de CV (Class B)	12,300	33,291
Grupo Mexico S.A.B. de CV	11,300	37,972
Grupo Televisa SA de CV	7,400	50,223
Kimberly-Clark de Mexico SAB de CV (Class A)	12,500	29,495
Mexichem SAB de CV	7,300	30,395

Promotora y Operadora de Infraestructura SAB de CV(a)	2,200	$30,115
Wal-Mart de Mexico SAB de CV	11,100	27,935

		693,599

Netherlands – 2.1%
Aegon NV	4,091	33,757
Airbus Group NV	1,328	83,578
Akzo Nobel NV	542	37,144
ASML Holding NV	807	80,352
CNH Industrial NV(a)	2,138	17,015
Corio NV REIT	160	7,847
Delta Lloyd NV	460	11,096
Fugro NV	166	5,025
Gemalto NV	179	16,435
Heineken Holding NV	227	15,017
Heineken NV	520	38,914
ING Groep NV(a)	11,377	162,547
Koninklijke (Royal) KPN NV(a)	7,232	23,178
Koninklijke Ahold NV	2,100	34,009
Koninklijke Boskalis Westminster NV	196	11,038
Koninklijke DSM NV	390	24,069
Koninklijke Philips NV	2,191	69,928
Koninklijke Vopak NV	159	8,582
OCI Co., Ltd.(a)	190	5,870
QIAGEN NV(a)	527	12,003
Randstad Holding NV	285	13,271
Reed Elsevier NV	1,577	35,799
STMicroelectronics NV	1,439	11,125
TNT Express NV	994	6,296
Unilever NV	4,710	187,601
Wolters Kluwer NV	682	18,196
Ziggo NV(a)	339	15,883

		985,575

New Zealand – 0.1%
Auckland International Airport, Ltd.	2,150	6,452
Contact Energy, Ltd.	828	3,859
Fletcher Building, Ltd.	1,553	10,628
Ryman Healthcare, Ltd.	847	5,156
Spark New Zealand, Ltd.	4,129	9,559
Xero, Ltd.(a)	144	2,424

		38,078

Norway – 0.5%
Akastor ASA	340	1,368
Aker Solutions ASA(a)(b)	340	3,388
DNB ASA	2,207	41,338
Gjensidige Forsikring ASA	452	9,564
Norsk Hydro ASA	3,037	16,994
Orkla ASA	1,841	16,654
Seadrill, Ltd.	848	22,749
Statoil ASA	2,520	68,741
Telenor ASA	1,712	37,584
Yara International ASA	409	20,543

		238,923

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Philippines – 0.2%
Ayala Land, Inc.	48,300	$37,615
Philippine Long Distance Telephone Co.	570	39,349

		76,964

Poland – 0.6%
Bank Pekao SA	522	30,664
Bank Zachodni WBK SA	230	27,481
Energa SA	3,962	28,763
KGHM Polska Miedz SA	698	26,709
PGE SA	4,169	26,445
Polski Koncern Naftowy Orlen SA	2,483	30,982
Powszechna Kasa Oszczednosci Bank Polski SA	3,144	37,718
Powszechny Zaklad Ubezpieczen SA	207	30,149
Tauron Polska Energia SA	17,518	28,456

		267,367

Portugal – 0.1%
Banco Comercial Portugues SA(a)	79,544	10,410
EDP - Energias de Portugal SA	5,229	22,822
Galp Energia SGPS SA	870	14,145
Jeronimo Martins SGPS SA	568	6,255

		53,632

Qatar – 0.2%
Industries Qatar QSC	563	28,785
Masraf Al Rayan	1,940	29,671
Qatar National Bank SAQ	523	29,123

		87,579

Russia – 1.1%
Gazprom OAO	29,710	104,028
Lukoil OAO ADR	1,209	61,659
Magnit OJSC GDR	688	39,739
MMC Norilsk Nickel OJSC ADR(a)	201	37,395
Mobile Telesystems OJSC ADR	1,700	25,398
NovaTek OAO GDR	286	29,801
Rosneft Oil Co. GDR(a)	4,950	29,013
Sberbank(a)	15,210	29,170
Sberbank Preference Shares(a)	28,500	41,473
Surgutneftegas OAO ADR(a)	51,000	33,784
Tatneft OAO ADR(a)	4,850	28,606
VTB Bank OJSC(a)	29,280,000	28,870

		488,936

Singapore – 0.9%
Ascendas REIT	5,000	8,821
CapitaCommercial Trust REIT	5,000	6,253
CapitaLand, Ltd.	6,000	15,055
CapitaMall Trust REIT	5,000	7,488
City Developments, Ltd.	1,000	7,543
ComfortDelGro Corp., Ltd.	5,000	9,410
DBS Group Holdings, Ltd.	4,000	57,775
Genting Singapore PLC	14,000	12,515
Global Logistic Properties, Ltd.	7,000	14,875
Golden Agri-Resources, Ltd.	16,000	6,461
Hutchison Port Holdings Trust	13,000	9,100
Keppel Corp., Ltd.	3,000	24,700

Keppel Land, Ltd.	2,000	$5,489
Olam International, Ltd.	1,000	1,843
Oversea-Chinese Banking Corp., Ltd.	7,000	53,462
Sembcorp Industries, Ltd.	2,000	8,124
SembCorp Marine, Ltd.	2,000	5,865
Singapore Airlines, Ltd.	1,000	7,716
Singapore Exchange, Ltd.	2,000	11,339
Singapore Press Holdings, Ltd.	4,000	13,173
Singapore Technologies Engineering, Ltd.	4,000	11,448
Singapore Telecommunications, Ltd.	18,000	53,634
StarHub, Ltd.	1,000	3,231
United Overseas Bank, Ltd.	3,000	52,694
UOL Group, Ltd.	1,000	5,183
Wilmar International, Ltd.	4,000	9,692

		422,889

South Africa – 2.0%
AngloGold Ashanti, Ltd.(a)	1,769	21,684
Aspen Pharmacare Holdings, Ltd.	1,111	33,089
Barclays Africa Group, Ltd.	1,540	21,009
FirstRand, Ltd.	9,102	34,657
Gold Fields, Ltd.	6,904	27,015
Growthpoint Properties, Ltd. REIT	12,760	27,828
Impala Platinum Holdings, Ltd.(a)	2,581	19,875
Investec, Ltd.	3,260	27,380
Life Healthcare Group Holdings, Ltd.	7,034	27,729
Mediclinic International, Ltd.	3,434	27,960
Mr. Price Group, Ltd.	1,504	28,265
MTN Group, Ltd.	4,436	93,571
Naspers, Ltd.	909	100,166
Nedbank Group, Ltd.	1,555	30,125
Netcare, Ltd.	9,750	27,278
Redefine Properties, Ltd. REIT	32,475	27,939
Remgro, Ltd.	1,311	26,458
RMB Holdings, Ltd.	5,831	29,263
Sanlam, Ltd.	4,744	27,419
Sasol, Ltd.	1,492	80,996
Shoprite Holdings, Ltd.	2,219	27,490
Standard Bank Group, Ltd.	2,404	27,799
Steinhoff International Holdings, Ltd.	5,915	28,313
The Bidvest Group, Ltd.	1,311	33,163
Tiger Brands, Ltd.	1,010	28,198
Vodacom Group, Ltd.	2,734	31,458
Woolworths Holdings, Ltd.	4,461	27,603

		943,730

South Korea – 3.7%
Amorepacific Corp.	18	40,802
BS Financial Group, Inc.	1,770	28,347
DGB Financial Group, Inc.	1,720	27,383
E-Mart Co., Ltd.	130	28,396
Hana Financial Group, Inc.	1,210	44,146
Hyundai Engineering & Construction Co., Ltd.	487	27,829
Hyundai Glovis Co., Ltd.	100	30,514
Hyundai Heavy Industries Co., Ltd.	280	36,484
Hyundai Mobis Co., Ltd.	168	40,915

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
South Korea – (continued)
Hyundai Motor Co.	510	$92,068
Hyundai Steel Co.	388	27,282
Industrial Bank of Korea	1,780	26,905
KB Financial Group, Inc.	1,333	48,697
Kia Motors Corp.	805	40,965
Korea Electric Power Corp.	770	35,171
KT&G Corp.	363	32,507
LG Chem, Ltd.	149	36,076
LG Corp.	539	39,228
LG Display Co., Ltd.(a)	910	29,320
LG Electronics, Inc.	445	27,706
LG Household & Health Care, Ltd.	73	35,073
NAVER Corp.	94	71,886
ORION Corp.	34	28,192
POSCO	192	59,770
Samsung C&T Corp.	476	34,102
Samsung Electronics Co., Ltd.	300	336,603
Samsung Electronics Co., Ltd. Preference Shares	79	67,228
Samsung Fire & Marine Insurance Co., Ltd.	111	29,716
Samsung Life Insurance Co., Ltd.	378	37,970
Samsung SDI Co., Ltd.	209	24,262
Shinhan Financial Group Co., Ltd.	1,320	60,793
SK C&C Co., Ltd.	147	33,781
SK Holdings Co., Ltd.	171	30,546
SK Hynix, Inc.(a)	1,720	76,200
SK Innovation Co., Ltd.	444	34,123

		1,700,986

Spain – 2.5%
Abertis Infraestructuras SA	913	18,038
ACS Actividades de Construccion y Servicios SA	399	15,333
Amadeus IT Holding SA	859	32,142
Banco Bilbao Vizcaya Argentaria SA	15,031	181,354
Banco de Sabadell SA	7,700	22,800
Banco Popular Espanol SA	4,019	24,608
Banco Santander SA	30,398	292,265
Bankia SA(a)	10,403	19,423
CaixaBank SA	4,053	24,683
Distribuidora Internacional de Alimentacion SA	1,396	10,024
Enagas SA	458	14,771
Ferrovial SA	927	17,981
Gas Natural SDG SA	791	23,292
Grifols SA	337	13,810
Iberdrola SA	11,507	82,420
Inditex SA	2,463	68,062
International Consolidated Airlines Group SA(a)	2,303	13,717
Mapfre SA	2,086	7,389
Red Electrica Corporacion SA	244	21,132
Repsol SA	2,301	54,647
Telefonica SA	11,852	183,482
Zardoya Otis SA	393	4,875

		1,146,248

Sweden – 1.9%
Alfa Laval AB	710	$15,208
Assa Abloy AB (Class B)	754	38,974
Atlas Copco AB (Class A)	1,516	43,534
Atlas Copco AB (Class B)	881	22,904
Boliden AB	618	10,039
Electrolux AB	543	14,380
Elekta AB (Class B)	832	8,212
Getinge AB (Class B)	452	11,418
Hennes & Mauritz AB (Class B)	2,144	89,081
Hexagon AB (Class B)	576	18,299
Husqvarna AB (Class B)	921	6,529
Industrivarden AB	332	5,808
Investor AB (Class B)	1,029	36,430
Kinnevik Investment AB (Class B)	532	19,240
Lundin Petroleum AB(a)	491	8,317
Nordea Bank AB	6,859	89,349
Sandvik AB	2,407	27,181
Securitas AB (Class B)	707	7,861
Skandinaviska Enskilda Banken AB (Class A)	3,430	45,870
Skanska AB (Class B)	858	17,771
SKF AB (Class B)	894	18,690
Svenska Cellulosa AB SCA (Class B)	1,325	31,634
Svenska Handelsbanken AB (Class A)	1,127	53,079
Swedbank AB (Class A)	2,045	51,548
Swedish Match AB	456	14,803
Tele2 AB (Class B)	721	8,717
Telefonaktiebolaget LM Ericsson (Class B)	6,872	87,325
TeliaSonera AB	5,378	37,244
Volvo AB (Class B)	3,463	37,688

		877,133

Switzerland – 7.2%
ABB, Ltd.	6,591	148,168
Actelion, Ltd.	231	27,150
Adecco SA	384	26,062
Aryzta AG(a)	197	16,979
Baloise Holding AG	107	13,718
Barry Callebaut AG(a)	5	5,557
Chocoladefabriken Lindt & Spruengli AG(c)	2	9,986
Chocoladefabriken Lindt & Spruengli AG(c)	1	59,325
Cie Financiere Richemont SA	1,596	130,870
Coca-Cola HBC AG	453	9,789
Credit Suisse Group AG	4,677	129,566
EMS-Chemie Holding AG	19	7,899
Geberit AG	85	27,471
Givaudan SA(a)	21	33,582
Glencore PLC(a)	31,083	172,939
Holcim, Ltd.(a)	517	37,686
Julius Baer Group, Ltd.	505	22,647
Kuehne & Nagel International AG	122	15,399
Lonza Group AG(a)	119	14,372
Nestle SA	8,479	623,391
Novartis AG	6,072	572,884
Pargesa Holding SA	70	5,571

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Switzerland – (continued)
Partners Group Holding AG	39	$10,265
Roche Holding AG	1,857	550,201
Schindler Holding AG(c)	104	14,106
Schindler Holding AG(c)	48	6,400
SGS SA	13	26,952
Sika AG	5	17,331
Sonova Holding AG	122	19,484
Sulzer AG	54	6,641
Swiss Life Holding AG(a)	72	17,196
Swiss Prime Site AG	130	9,646
Swiss Re AG(a)	795	63,359
Swisscom AG	53	30,092
Syngenta AG	210	66,879
The Swatch Group AG(c)	70	33,267
The Swatch Group AG(c)	112	9,799
Transocean, Ltd.	817	26,413
UBS AG	10,562	184,158
Zurich Insurance Group AG(a)	455	135,619

		3,338,819

Taiwan – 2.3%
Advanced Semiconductor Engineering, Inc.	28,000	32,584
Asustek Computer, Inc.	3,000	28,600
Catcher Technology Co., Ltd.	3,000	27,811
Cathay Financial Holding Co., Ltd.	22,000	35,836
China Development Financial Holding Corp.	90,000	27,634
China Steel Corp.	34,000	29,060
Chunghwa Telecom Co., Ltd.	10,000	30,145
CTBC Financial Holding Co., Ltd.	55,997	37,645
Delta Electronics, Inc.	5,000	31,559
Far Eastern New Century Corp.	31,000	31,235
First Financial Holding Co., Ltd.	53,000	31,971
Formosa Plastics Corp.	12,000	28,442
Fubon Financial Holding Co., Ltd.	28,000	42,986
Hon Hai Precision Industry Co., Ltd.	31,000	97,832
MediaTek, Inc.	4,000	59,238
Mega Financial Holding Co., Ltd.	46,000	37,729
Nan Ya Plastics Corp.	13,000	28,462
President Chain Store Corp.	4,000	28,666
Quanta Computer, Inc.	11,000	27,916
Ruentex Development Co., Ltd.	17,000	27,468
Siliconware Precision Industries Co.	21,000	28,822
Taishin Financial Holding Co., Ltd.	60,000	28,107
Taiwan Semiconductor Manufacturing Co., Ltd.	59,000	232,745
Uni-President Enterprises Corp.	18,000	31,243
United Microelectronics Corp.	82,000	33,965

		1,077,701

Thailand – 0.6%
Advanced Info Service PCL NVDR	5,900	40,941
CP ALL PCL NVDR	27,600	38,091
Kasikornbank PCL NVDR	10,900	78,998

PTT Exploration & Production PCL NVDR	8,100	$39,969
PTT PCL NVDR	4,300	47,741
The Siam Commercial Bank PCL NVDR	8,000	44,903

		290,643

Turkey – 0.5%
Akbank TAS	8,457	27,513
BIM Birlesik Magazalar AS	1,296	27,076
Haci Omer Sabanci Holding AS	7,057	29,641
KOC Holding AS	6,204	28,561
Turkcell Iletisim Hizmetleri AS(a)	4,027	21,011
Turkiye Garanti Bankasi AS	10,477	36,749
Turkiye Halk Bankasi AS	4,682	28,123
Turkiye Is Bankasi (Class C)	12,616	27,989
Turkiye Sise ve Cam Fabrikalari	21,679	27,469

		254,132

United Arab Emirates – 0.1%
Emaar Properties PJSC	11,871	37,330

		37,330

United Kingdom – 14.9%
3i Group PLC	2,195	13,639
Aberdeen Asset Management PLC	2,078	13,492
Admiral Group PLC	437	9,089
Aggreko PLC	578	14,505
AMEC PLC	673	12,045
Anglo American PLC	3,154	70,765
Antofagasta PLC	890	10,403
ARM Holdings PLC	3,180	46,707
ASOS PLC(a)	122	4,450
Associated British Foods PLC	805	34,962
AstraZeneca PLC	3,261	234,803
Aviva PLC	6,656	56,488
Babcock International Group PLC	1,132	20,040
BAE Systems Holdings, Inc. PLC	7,140	54,576
Barclays PLC	47,776	176,165
BG Group PLC	9,898	182,926
BHP Billiton PLC	6,170	171,543
BP PLC	46,693	343,245
British American Tobacco PLC	4,767	269,090
British Sky Broadcasting Group PLC	2,332	33,344
BT Group PLC	23,762	146,229
Bunzl PLC	754	19,680
Burberry Group PLC	1,002	24,545
Capita PLC	1,493	28,173
Carnival PLC	415	16,577
Centrica PLC	11,382	56,795
Cobham PLC	2,571	12,133
Compass Group PLC	3,793	61,275
Croda International PLC	307	10,218
Diageo PLC	7,165	207,337
Direct Line Insurance Group PLC	3,387	16,154
Dixons Carphone PLC	2,212	13,135
easyJet PLC	358	8,259
Experian PLC	2,244	35,778
Fresnillo PLC	499	6,148
Friends Life Group, Ltd.	3,202	15,993
G4S PLC	3,504	14,241

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
United Kingdom – (continued)
GKN PLC	3,704	$19,167
GlaxoSmithKline PLC	12,331	282,464
Hammerson PLC REIT	1,610	14,995
Hargreaves Lansdown PLC	536	8,211
HSBC Holdings PLC	48,297	490,216
ICAP PLC	1,244	7,811
IMI PLC	613	12,223
Imperial Tobacco Group PLC	2,962	127,921
Inmarsat PLC	960	10,910
InterContinental Hotels Group PLC	533	20,556
Intertek Group PLC	364	15,466
Intu Properties PLC REIT	2,005	10,489
Investec PLC	1,238	10,436
ITV PLC	8,649	29,136
J Sainsbury PLC	2,801	11,420
Johnson Matthey PLC	463	21,910
Kingfisher PLC	5,351	28,098
Land Securities Group PLC REIT	1,785	30,066
Legal & General Group PLC	13,363	49,588
Lloyds Banking Group PLC(a)	163,149	203,313
London Stock Exchange Group PLC	509	15,414
Marks & Spencer Group PLC	3,686	24,177
Meggitt PLC	1,819	13,305
Melrose Industries PLC	2,420	9,718
National Grid PLC	11,077	159,462
Next PLC	350	37,477
Old Mutual PLC	11,061	32,582
Pearson PLC	1,849	37,169
Persimmon PLC	689	14,900
Petrofac, Ltd.	586	9,851
Prudential PLC	7,493	167,147
Randgold Resources, Ltd.	199	13,579
Reckitt Benckiser Group PLC	1,914	166,004
Reed Elsevier PLC	2,591	41,500
Rexam PLC	1,590	12,677
Rio Tinto PLC	3,683	181,002
Rolls-Royce Holdings PLC	4,246	66,390
Royal Bank of Scotland Group PLC(a)	5,668	33,833
Royal Dutch Shell PLC (Class A)	9,501	363,269
Royal Dutch Shell PLC (Class B)	6,267	247,593
Royal Mail PLC	1,468	9,334
RSA Insurance Group PLC(a)	2,287	17,963
SABMiller PLC	2,860	158,939
Schroders PLC	280	10,853
Segro PLC REIT	1,676	9,866
Severn Trent PLC	540	16,432
Shire PLC	1,493	129,248
Smith & Nephew PLC	2,016	33,990
Smiths Group PLC	891	18,258
Sports Direct International PLC(a)	608	6,096
SSE PLC	2,201	55,199
Standard Chartered PLC	7,462	137,967
Standard Life PLC	5,398	36,264
Tate & Lyle PLC	1,052	10,088
Tesco PLC	18,330	55,331
The British Land Co. PLC REIT	2,171	24,725
The Sage Group PLC	2,476	14,667

The Weir Group PLC	482	$19,550
Travis Perkins PLC	558	15,053
Tui Travel PLC	1,136	7,166
Tullow Oil PLC	2,056	21,482
Unilever PLC	3,806	159,497
United Utilities Group PLC	1,540	20,172
Vodafone Group PLC	73,894	244,857
Whitbread PLC	410	27,610
William Hill PLC	1,969	11,804
WM Morrison Supermarkets PLC	4,746	12,949
Wolseley PLC	601	31,587
WPP PLC	2,998	60,267

		6,893,606

TOTAL COMMON STOCKS (Cost 47,605,868)		46,008,515

RIGHTS – 0.0%(d)
Hong Kong – 0.0%(d)
Yuexiu Property Co., Ltd. (expiring 10/14/14)(a)	46,860	724

		724

Spain – 0.0%(d)
Banco Bilbao Vizcaya Argentaria SA (expiring 10/13/14)(a)	13,294	1,327
Banco Popular Espanol SA (expiring 10/13/14)(a)	4,019	56

		1,383

TOTAL RIGHTS (Cost $1,410)		2,107

SHORT TERM INVESTMENT – 0.9%
United States – 0.9%
State Street Institutional Liquid Reserves Fund 0.09%(e)(f)(g) (Cost $438,310)	438,310	438,310

TOTAL INVESTMENTS(h)† – 100.3% (Cost $48,045,588(i))		46,448,932
Other Assets in Excess of Liabilities – (0.3)%		(136,331)

NET ASSETS – 100.0%		$46,312,601

(a)	Non-income producing security

(b)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $49,138 or 0.11% of net assets as of September 30, 2014.

(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(d)	Amount shown represents less than 0.05% of net assets.

(e)	Affiliated Fund managed by SSgA Funds Management, Inc. See table that follows for more information.

(f)	The rate shown is the annualized seven-day yield at period end.

(g)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

(h)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

(i)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2014 was $152,440 and $1,749,096, respectively, resulting in net unrealized depreciation of investments of $1,596,656.

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities are valued by the independent pricing services using evaluations from their internal pricing models. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions (partnership limited by shares)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2014*

Industry	Percent of Net Assets
Banks	16.8%
Oil, Gas & Consumable Fuels	8.6%
Pharmaceuticals	7.3%
Insurance	5.1%
Metals & Mining	4.1%
Food Products	3.4%
Automobiles	3.4%
Diversified Telecommunication Services	2.7%
Chemicals	2.7%
Wireless Telecommunication Services	2.6%
Beverages	2.3%
Food & Staples Retailing	2.0%
Real Estate Management & Development	2.0%
Industrial Conglomerates	1.9%
Machinery	1.8%
Capital Markets	1.6%
Technology Hardware, Storage & Peripherals	1.6%
Electric Utilities	1.5%
Semiconductors & Semiconductor Equipment	1.5%
Media	1.4%
Road & Rail	1.2%
Electronic Equipment, Instruments & Components	1.2%
Real Estate Investment Trusts (REITs)	1.2%
Diversified Financial Services	1.2%
Tobacco	1.2%
Textiles, Apparel & Luxury Goods	1.1%
Multi-Utilities	1.1%
Electrical Equipment	0.9%
Auto Components	0.9%
Trading Companies & Distributors	0.9%
Hotels, Restaurants & Leisure	0.8%
Specialty Retail	0.8%
Aerospace & Defense	0.8%
Household Products	0.8%
Construction & Engineering	0.7%
IT Services	0.7%
Software	0.7%
Internet Software & Services	0.6%
Household Durables	0.6%
Construction Materials	0.6%
Health Care Providers & Services	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Transportation Infrastructure	0.5%
Multiline Retail	0.5%
Gas Utilities	0.5%
Personal Products	0.5%
Health Care Equipment & Supplies	0.4%
Building Products	0.4%
Communications Equipment	0.4%
Professional Services	0.4%
Commercial Services & Supplies	0.3%
Energy Equipment & Services	0.3%
Air Freight & Logistics	0.3%
Biotechnology	0.2%
Marine	0.2%
Airlines	0.2%
Diversified Consumer Services	0.2%
Leisure Products	0.1%
Containers & Packaging	0.1%
Water Utilities	0.1%
Paper & Forest Products	0.1%
Life Sciences Tools & Services	0.1%
Internet & Catalog Retail	0.1%
Consumer Finance	0.0%
Health Care Technology	0.0%
Short Term Investment	0.9%
Other Assets & Liabilities	(0.3)%

TOTAL	100.0%

*	Industry breakdown is expressed as a percentage of net assets and may change over time.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments:
Common Stocks	$46,008,515	$–	$–	$46,008,515
Rights	2,107	–	–	2,107
Money Market Fund	438,310	–	–	438,310

Total Investments	46,448,932	–	–	46,448,932
Other Assets:
Futures contracts	(14,099)	–	–	(14,099)

Total Assets	$46,434,833	$–	$–	$46,434,833

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the period ended September 30, 2014, there were no transfers between levels.

Derivatives

Futures: The Portfolio may enter into financial futures contracts in lieu of investing directly in the stocks making up the MSCI ACWI ex-USA Index or to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities.

The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Depreciation
Mini MSCI EAFE Index Futures Contracts (long) Expiration Date 12/2014	5	$470,135	$(10,210)
Mini MSCI Emerging Markets Index Futures Contracts (long) Expiration Date 12/2014	2	104,159	(3,889)

Total unrealized depreciation on open futures contracts purchased			$(14,099)

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at September 30, 2014:

Asset Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$(14,099)	$(14,099)

(1)	Portfolio of Investments: Unrealized depreciation of futures contracts.

The average notional value of futures outstanding during the period ended September 30, 2014, was $560,195.

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA Funds Management, Inc. The Portfolio invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending September 30, 2014 were as follows:

Security Description	Number of shares held at 12/31/13	Shares purchased for the period ended 09/30/14	Shares sold for the period ended 09/30/14	Number of shares held at 09/30/14	Value at 09/30/14	Income earned for the period ended 09/30/14	Realized gain/loss on shares sold
State Street Institutional Liquid Reserves Fund	–	10,151,754	9,713,444	438,310	$438,310	$–	$–

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The portfolio of investments for the Aggregate Bond Index Portfolio follows.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments

September 30, 2014 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value
CORPORATE BONDS – 38.4%
Aerospace & Defense – 0.7%
Honeywell International, Inc.	5.300%	03/01/2018	$25,000	$27,921
L-3 Communications Corp.	4.950%	02/15/2021	25,000	26,970
Lockheed Martin Corp.	2.125%	09/15/2016	25,000	25,501
Northrop Grumman Corp.	4.750%	06/01/2043	25,000	25,733
Raytheon Co.	3.125%	10/15/2020	25,000	25,517
The Boeing Co.	0.950%	05/15/2018	25,000	24,258
United Technologies Corp.	1.800%	06/01/2017	25,000	25,361
United Technologies Corp.	6.125%	02/01/2019	25,000	29,067

				210,328

Air Freight & Logistics – 0.2%
FedEx Corp.	4.000%	01/15/2024	25,000	25,805
United Parcel Service, Inc.	2.450%	10/01/2022	25,000	24,066

				49,871

Airlines – 0.1%
American Airlines 2014-1 Pass Through Trust Class A	3.700%	04/01/2028	25,000	25,063

Auto Components – 0.2%
Johnson Controls, Inc.	1.400%	11/02/2017	25,000	24,769
Johnson Controls, Inc.	3.625%	07/02/2024	25,000	24,728
Johnson Controls, Inc.	4.950%	07/02/2064	25,000	24,521

				74,018

Banks – 4.2%
Abbey National Treasury Services PLC	3.050%	08/23/2018	25,000	25,873
Bank of Montreal	1.450%	04/09/2018	25,000	24,618
Bank of Nova Scotia	1.300%	07/21/2017	50,000	49,743
BB&T Corp.	2.250%	02/01/2019	25,000	25,070
BNP Paribas SA	1.375%	03/17/2017	25,000	24,902
BNP Paribas SA	5.000%	01/15/2021	25,000	27,681
Branch Banking & Trust Co.	1.450%	10/03/2016	25,000	25,172
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	01/11/2021	50,000	54,654
Credit Suisse	6.000%	02/15/2018	25,000	28,036
Deutsche Bank AG	1.350%	05/30/2017	25,000	24,813
Deutsche Bank AG	2.500%	02/13/2019	25,000	25,133
Fifth Third Bancorp	2.300%	03/01/2019	50,000	49,728
HSBC Holdings PLC	5.100%	04/05/2021	50,000	56,141

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value
CORPORATE BONDS – (continued)
Banks – (continued)
International Finance Corp.	1.000%	04/24/2017	$50,000	$50,025
International Finance Corp.	1.750%	09/16/2019	25,000	24,848
KeyCorp	2.300%	12/13/2018	25,000	25,107
KFW	0.500%	04/19/2016	75,000	75,043
KFW	1.000%	06/11/2018	25,000	24,557
KFW	4.500%	07/16/2018	75,000	83,147
KFW	1.875%	04/01/2019	25,000	25,131
KFW	2.625%	01/25/2022	50,000	50,890
Landwirtschaftliche Rentenbank	1.000%	04/04/2018	50,000	49,302
Lloyds Bank PLC	4.875%	01/21/2016	25,000	26,308
PNC Funding Corp.	3.300%	03/08/2022	50,000	50,264
Royal Bank of Canada	1.500%	01/16/2018	50,000	49,648
SunTrust Banks, Inc.	2.350%	11/01/2018	25,000	25,047
The Toronto-Dominion Bank	1.125%	05/02/2017	25,000	24,840
US Bancorp	2.200%	04/25/2019	25,000	24,989
Wells Fargo & Co.(a)	3.676%	06/15/2016	50,000	52,338
Wells Fargo & Co.	2.150%	01/15/2019	25,000	24,867
Wells Fargo & Co.	4.125%	08/15/2023	25,000	25,628
Wells Fargo & Co.	5.606%	01/15/2044	50,000	56,256
Westpac Banking Corp.	2.250%	01/17/2019	25,000	25,101

				1,234,900

Beverages – 1.0%
Anheuser-Busch InBev Finance, Inc.	1.125%	01/27/2017	25,000	24,935
Anheuser-Busch InBev Finance, Inc.	2.150%	02/01/2019	25,000	24,866
Anheuser-Busch InBev Finance, Inc.	3.700%	02/01/2024	25,000	25,179
Diageo Capital PLC	1.500%	05/11/2017	25,000	25,123
Diageo Capital PLC	2.625%	04/29/2023	25,000	23,696
Dr. Pepper Snapple Group, Inc.	2.000%	01/15/2020	25,000	24,106
PepsiCo, Inc.	2.500%	05/10/2016	25,000	25,703
PepsiCo, Inc.	0.950%	02/22/2017	25,000	24,878
PepsiCo, Inc.	3.600%	03/01/2024	25,000	25,473
The Coca-Cola Co.	1.150%	04/01/2018	25,000	24,618
The Coca-Cola Co.	1.650%	11/01/2018	25,000	24,833
The Coca-Cola Co.	3.200%	11/01/2023	25,000	24,983

				298,393

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value
CORPORATE BONDS – (continued)
Biotechnology – 0.3%
Amgen, Inc.	3.625%	05/22/2024	$50,000	$49,462
Celgene Corp.	3.625%	05/15/2024	25,000	24,632
Gilead Sciences, Inc.	4.400%	12/01/2021	25,000	27,157

				101,251

Capital Markets – 1.7%
Blackrock, Inc.	3.500%	03/18/2024	25,000	25,143
Morgan Stanley	1.750%	02/25/2016	50,000	50,459
Morgan Stanley	2.125%	04/25/2018	25,000	24,910
Morgan Stanley	2.375%	07/23/2019	50,000	49,225
Morgan Stanley	3.750%	02/25/2023	50,000	49,967
Svensk Exportkredit AB	1.750%	05/30/2017	25,000	25,428
TD Ameritrade Holding Corp.	5.600%	12/01/2019	25,000	28,890
The Bank of New York Mellon Corp.	0.700%	10/23/2015	25,000	25,040
The Bank of New York Mellon Corp.	2.200%	03/04/2019	25,000	24,947
The Goldman Sachs Group, Inc.	2.900%	07/19/2018	50,000	50,846
The Goldman Sachs Group, Inc.	2.625%	01/31/2019	50,000	49,907
The Goldman Sachs Group, Inc.	4.000%	03/03/2024	50,000	50,121
The Goldman Sachs Group, Inc.	4.800%	07/08/2044	50,000	49,957

				504,840

Chemicals – 0.8%
CF Industries, Inc.	3.450%	06/01/2023	25,000	24,397
E.I. du Pont de Nemours & Co.	6.000%	07/15/2018	25,000	28,709
E.I. du Pont de Nemours & Co.	3.625%	01/15/2021	25,000	26,168
E.I. du Pont de Nemours & Co.	4.150%	02/15/2043	25,000	23,585
Ecolab, Inc.	4.350%	12/08/2021	25,000	26,950
Lubrizol Corp.	8.875%	02/01/2019	25,000	31,470
Monsanto Co.	4.700%	07/15/2064	25,000	24,830
The Dow Chemical Co.	4.250%	11/15/2020	25,000	26,671
The Dow Chemical Co.	3.000%	11/15/2022	25,000	24,056

				236,836

Commercial Services & Supplies – 0.1%
Waste Management, Inc.	3.500%	05/15/2024	25,000	24,820

Communications Equipment – 0.3%
Cisco Systems, Inc.	5.500%	02/22/2016	25,000	26,678
Cisco Systems, Inc.	2.125%	03/01/2019	25,000	24,973
Cisco Systems, Inc.	3.625%	03/04/2024	25,000	25,615

				77,266

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value
CORPORATE BONDS – (continued)
Consumer Finance – 0.4%
Capital One Financial Corp.	6.750%	09/15/2017	$25,000	$28,540
Caterpillar Financial Services Corp.	1.000%	03/03/2017	25,000	24,888
Caterpillar Financial Services Corp.	3.750%	11/24/2023	25,000	26,024
John Deere Capital Corp.	1.050%	12/15/2016	25,000	25,002

				104,454

Diversified Financial Services – 3.7%
American Express Credit Corp.	2.125%	03/18/2019	50,000	49,567
Bank of America Corp.	1.250%	01/11/2016	25,000	25,077
Bank of America Corp.	6.500%	08/01/2016	75,000	81,845
Bank of America Corp.	2.600%	01/15/2019	50,000	49,737
Bank of America Corp.	2.650%	04/01/2019	50,000	49,831
Bank of America Corp.	4.125%	01/22/2024	25,000	25,398
Bank of America Corp.	4.000%	04/01/2024	50,000	50,478
Citigroup, Inc.	1.250%	01/15/2016	50,000	50,187
Citigroup, Inc.	1.550%	08/14/2017	50,000	49,710
Citigroup, Inc.	3.750%	06/16/2024	25,000	24,901
Citigroup, Inc.	5.300%	05/06/2044	50,000	51,789
General Electric Capital Corp.	1.000%	01/08/2016	25,000	25,099
General Electric Capital Corp.	1.500%	07/12/2016	25,000	25,270
General Electric Capital Corp.	2.300%	01/14/2019	25,000	25,244
General Electric Capital Corp.	5.300%	02/11/2021	25,000	28,200
General Electric Capital Corp.	3.450%	05/15/2024	50,000	50,244
General Electric Capital Corp.	5.875%	01/14/2038	50,000	60,138
HSBC Finance Corp.	6.676%	01/15/2021	25,000	29,355
JPMorgan Chase & Co.	1.100%	10/15/2015	50,000	50,162
JPMorgan Chase & Co.	1.350%	02/15/2017	50,000	49,817
JPMorgan Chase & Co.	2.350%	01/28/2019	50,000	49,896
JPMorgan Chase & Co.	3.875%	02/01/2024	50,000	50,649
JPMorgan Chase & Co.	4.850%	02/01/2044	25,000	26,185
Nomura Holdings, Inc.	2.000%	09/13/2016	25,000	25,231
The Royal Bank of Scotland PLC	4.375%	03/16/2016	25,000	26,167
Toyota Motor Credit Corp.	0.800%	05/17/2016	25,000	25,026
Toyota Motor Credit Corp.	2.100%	01/17/2019	50,000	50,080

				1,105,283

Diversified Telecommunication Services – 1.0%
Verizon Communications, Inc.	2.500%	09/15/2016	25,000	25,642
Verizon Communications, Inc.	2.550%	06/17/2019	50,000	50,175
Verizon Communications, Inc.	5.150%	09/15/2023	50,000	55,168
Verizon Communications, Inc.	6.400%	09/15/2033	25,000	30,453

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value
CORPORATE BONDS – (continued)
Diversified Telecommunication Services – (continued)
Verizon Communications, Inc.	6.400%	02/15/2038	$25,000	$30,202
Verizon Communications, Inc.	6.900%	04/15/2038	25,000	31,959
Verizon Communications, Inc.	6.550%	09/15/2043	50,000	62,012

				285,611

Electric Utilities – 2.5%
Appalachian Power Co.	4.400%	05/15/2044	25,000	24,856
Baltimore Gas & Electric Co.	6.350%	10/01/2036	50,000	64,445
Berkshire Hathaway Energy Co.	1.100%	05/15/2017	50,000	49,579
Berkshire Hathaway Finance Corp.	1.600%	05/15/2017	25,000	25,252
Consolidated Edison Co. of New York, Inc.	6.200%	06/15/2036	25,000	31,636
Dominion Gas Holdings LLC	4.800%	11/01/2043	25,000	26,302
Duke Energy Carolinas LLC	4.250%	12/15/2041	50,000	50,759
Duke Energy Corp.	1.625%	08/15/2017	50,000	50,164
Florida Power & Light Co.	3.250%	06/01/2024	25,000	25,180
Hydro Quebec	1.375%	06/19/2017	50,000	50,306
NiSource Finance Corp.	6.800%	01/15/2019	25,000	29,256
Pacific Gas & Electric Co.	3.250%	06/15/2023	50,000	49,554
Pacific Gas & Electric Co.	6.050%	03/01/2034	50,000	61,400
Public Service Co. of Colorado	3.200%	11/15/2020	25,000	25,872
Public Service Electric & Gas Co.	3.650%	09/01/2042	50,000	46,317
Southern California Edison Co.	3.900%	03/15/2043	50,000	47,482
Southern California Gas Co.	3.150%	09/15/2024	25,000	25,044
The Southern Co.	1.950%	09/01/2016	25,000	25,461
Virginia Electric and Power Co.	3.450%	02/15/2024	50,000	50,552

				759,417

Electrical Equipment – 0.1%
Emerson Electric Co.	2.625%	02/15/2023	25,000	24,078

Energy Equipment & Services – 0.2%
Halliburton Co.	7.450%	09/15/2039	25,000	35,485
Weatherford International, Ltd.	4.500%	04/15/2022	25,000	26,092

				61,577

Food & Staples Retailing – 0.5%
The Kroger Co.	3.850%	08/01/2023	25,000	25,442
Wal-Mart Stores, Inc.	1.125%	04/11/2018	25,000	24,526
Wal-Mart Stores, Inc.	1.950%	12/15/2018	25,000	25,049
Wal-Mart Stores, Inc.	5.250%	09/01/2035	25,000	28,800

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value
CORPORATE BONDS – (continued)
Food & Staples Retailing – (continued)
Wal-Mart Stores, Inc.	4.000%	04/11/2043	$25,000	$24,112
Walgreen Co.	3.100%	09/15/2022	25,000	24,127

				152,056

Food Products – 0.7%
Archer-Daniels-Midland Co.	5.765%	03/01/2041	25,000	30,499
ConAgra Foods, Inc.	1.900%	01/25/2018	25,000	24,840
Kellogg Co.	4.150%	11/15/2019	25,000	26,846
Kraft Foods Group, Inc.	6.125%	08/23/2018	25,000	28,562
Mondelez International, Inc.	6.125%	08/23/2018	25,000	28,562
Mondelez International, Inc.	4.000%	02/01/2024	25,000	25,557
Tyson Foods, Inc.	4.500%	06/15/2022	25,000	26,445

				191,311

Gas Utilities – 0.1%
AGL Capital Corp.	5.250%	08/15/2019	25,000	27,602

Health Care Equipment & Supplies – 0.3%
Baxter International, Inc.	3.200%	06/15/2023	25,000	24,609
Boston Scientific Corp.	2.650%	10/01/2018	25,000	25,132
Medtronic, Inc.	1.375%	04/01/2018	25,000	24,607
Stryker Corp.	2.000%	09/30/2016	25,000	25,525

				99,873

Health Care Providers & Services – 0.7%
Aetna, Inc.	2.200%	03/15/2019	25,000	24,758
Aetna, Inc.	4.125%	11/15/2042	25,000	23,117
Cardinal Health, Inc.	1.700%	03/15/2018	25,000	24,668
CIGNA Corp.	5.375%	02/15/2042	50,000	55,076
Howard Hughes Medical Institute	3.500%	09/01/2023	25,000	25,600
Memorial Sloan-Kettering Cancer Center	4.125%	07/01/2052	25,000	24,162
Quest Diagnostics, Inc.	2.700%	04/01/2019	25,000	24,863

				202,244

Hotels, Restaurants & Leisure – 0.2%
McDonald’s Corp.	5.800%	10/15/2017	25,000	28,120
McDonalds Corp.	1.875%	05/29/2019	25,000	24,696
Starwood Hotels & Resorts Worldwide, Inc.	3.750%	03/15/2025	25,000	24,725

				77,541

Household Products – 0.2%
Colgate-Palmolive Co.	1.750%	03/15/2019	25,000	24,734
The Procter & Gamble Co.	1.450%	08/15/2016	25,000	25,303

				50,037

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value
CORPORATE BONDS – (continued)
Industrial Conglomerates – 0.2%
General Electric Co.	2.700%	10/09/2022	$25,000	$24,314

General Electric Co.	4.125%	10/09/2042	25,000	24,591

				48,905

Insurance – 1.3%
ACE INA Holdings, Inc.	4.150%	03/13/2043	25,000	24,487
Allstate Corp.(a)	5.750%	08/15/2053	25,000	26,375
American International Group, Inc.	2.300%	07/16/2019	25,000	24,797
American International Group, Inc.	4.875%	06/01/2022	50,000	55,085
American International Group, Inc.	4.500%	07/16/2044	25,000	24,777
Berkshire Hathaway, Inc.	3.000%	02/11/2023	25,000	24,710
Marsh & McLennan Cos., Inc.	2.550%	10/15/2018	25,000	25,301
MetLife, Inc.	1.756%	12/15/2017	25,000	25,001
MetLife, Inc.	4.368%	09/15/2023	50,000	53,350
Prudential Financial, Inc.	3.500%	05/15/2024	50,000	49,360
The Hartford Financial Services Group, Inc.	5.125%	04/15/2022	25,000	27,884
The Travelers Cos., Inc.	6.250%	06/15/2037	25,000	32,127

				393,254

Internet Software & Services – 0.2%
Amazon.com, Inc.	2.500%	11/29/2022	25,000	23,547
eBay, Inc.	3.450%	08/01/2024	25,000	24,653
Google, Inc.	2.125%	05/19/2016	25,000	25,595

				73,795

IT Services – 0.2%
Fiserv, Inc.	3.125%	06/15/2016	25,000	25,824
Xerox Corp.	2.950%	03/15/2017	25,000	25,878

				51,702

Leisure Products – 0.1%
Mattel, Inc.	2.350%	05/06/2019	25,000	24,837

Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc.	4.150%	02/01/2024	25,000	25,844

Machinery – 0.5%
Deere & Co.	2.600%	06/08/2022	25,000	24,270
Eaton Corp.	1.500%	11/02/2017	25,000	24,844
Illinois Tool Works, Inc.	1.950%	03/01/2019	25,000	24,811
Ingersoll-Rand Global Holding Co., Ltd.	6.875%	08/15/2018	25,000	29,233
Stanley Black & Decker, Inc.(a)	5.750%	12/15/2053	50,000	53,750

				156,908

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value
CORPORATE BONDS – (continued)
Media – 1.7%
21st Century Fox America, Inc.	4.000%	10/01/2023	$25,000	$25,843
21st Century Fox America, Inc.	5.400%	10/01/2043	25,000	27,356
CBS Corp.	2.300%	08/15/2019	25,000	24,613
Comcast Corp.	3.600%	03/01/2024	25,000	25,443
Comcast Corp.	4.650%	07/15/2042	25,000	25,974
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	2.400%	03/15/2017	25,000	25,554
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	4.450%	04/01/2024	25,000	25,984
Discovery Communications LLC	3.250%	04/01/2023	25,000	24,259
NBCUniversal Media LLC	2.875%	04/01/2016	25,000	25,781
NBCUniversal Media LLC	5.150%	04/30/2020	50,000	56,692
The Walt Disney Co.	1.100%	12/01/2017	25,000	24,709
Thomson Reuters Corp.	3.850%	09/29/2024	25,000	24,941
Time Warner Cable, Inc.	6.750%	07/01/2018	25,000	29,091
Time Warner Cable, Inc.	4.000%	09/01/2021	25,000	26,333
Time Warner Cable, Inc.	5.500%	09/01/2041	25,000	27,986
Time Warner, Inc.	3.550%	06/01/2024	25,000	24,540
Time Warner, Inc.	4.650%	06/01/2044	25,000	24,235
Viacom, Inc.	2.200%	04/01/2019	25,000	24,703
Viacom, Inc.	4.875%	06/15/2043	25,000	24,580

				518,617

Metals & Mining – 0.8%
Barrick Gold Corp.	5.250%	04/01/2042	25,000	23,009
Barrick North America Finance LLC	4.400%	05/30/2021	25,000	25,420
BHP Billiton Finance USA, Ltd.	4.125%	02/24/2042	25,000	24,007
Freeport-McMoRan, Inc.	2.375%	03/15/2018	25,000	25,020
Freeport-McMoRan, Inc.	3.550%	03/01/2022	25,000	24,427
Newmont Mining Corp.	3.500%	03/15/2022	25,000	23,118
Nucor Corp.	4.000%	08/01/2023	25,000	25,679
Rio Tinto Finance USA PLC	2.250%	12/14/2018	25,000	25,048
Rio Tinto Finance USA PLC	3.500%	03/22/2022	25,000	25,397
Vale Overseas, Ltd.	8.250%	01/17/2034	25,000	31,626

				252,751

Multi-National – 2.2%
African Development Bank	0.875%	05/15/2017	25,000	24,907
Asian Development Bank	1.750%	09/11/2018	50,000	50,333
Council of Europe Development Bank	1.125%	05/31/2018	25,000	24,667
European Bank for Reconstruction & Development	1.000%	09/17/2018	50,000	48,873
European Bank for Reconstruction & Development	1.625%	11/15/2018	25,000	24,950
European Investment Bank	0.625%	04/15/2016	75,000	75,186

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value
CORPORATE BONDS – (continued)
Multi-National – (continued)
European Investment Bank	0.875%	04/18/2017	$50,000	$49,881
European Investment Bank	1.875%	03/15/2019	25,000	25,102
European Investment Bank	1.750%	06/17/2019	25,000	24,883
European Investment Bank	2.500%	04/15/2021	50,000	50,731
European Investment Bank	2.125%	10/15/2021	25,000	24,632
Inter-American Development Bank	0.625%	09/12/2016	25,000	24,989
Inter-American Development Bank	1.375%	10/18/2016	50,000	50,685
Inter-American Development Bank	2.125%	11/09/2020	25,000	24,945
International Bank for Reconstruction & Development	0.375%	11/16/2015	50,000	50,011
International Bank for Reconstruction & Development	0.750%	12/15/2016	25,000	24,999
International Bank for Reconstruction & Development	1.875%	03/15/2019	25,000	25,141
International Bank for Reconstruction & Development	2.125%	11/01/2020	25,000	24,980

				649,895

Multi-Utilities – 0.2%
Midamerican Funding LLC	6.927%	03/01/2029	50,000	64,261

Multiline Retail – 0.3%
Kohl’s Corp.	6.875%	12/15/2037	25,000	30,584
Macy’s Retail Holdings, Inc.	3.625%	06/01/2024	25,000	24,531
Target Corp.	2.300%	06/26/2019	25,000	24,966

				80,081

Oil, Gas & Consumable Fuels – 4.3%
Anadarko Petroleum Corp.	6.200%	03/15/2040	25,000	29,882
Apache Corp.	3.250%	04/15/2022	25,000	24,936
Baker Hughes, Inc.	3.200%	08/15/2021	25,000	25,527
BP Capital Markets PLC	1.375%	05/10/2018	25,000	24,492
BP Capital Markets PLC	2.237%	05/10/2019	25,000	24,822
BP Capital Markets PLC	3.814%	02/10/2024	25,000	25,364
Canadian Natural Resources, Ltd.	3.450%	11/15/2021	25,000	25,292
Chevron Corp.	3.191%	06/24/2023	25,000	25,189
ConocoPhillips	5.750%	02/01/2019	25,000	28,670
DCP Midstream Operating L.P.	2.500%	12/01/2017	25,000	25,434
Devon Energy Corp.	1.200%	12/15/2016	25,000	24,947
Devon Energy Corp.	3.250%	05/15/2022	25,000	24,818
Ecopetrol SA	7.375%	09/18/2043	50,000	60,250
Enbridge Energy Partners L.P.	4.200%	09/15/2021	25,000	26,178
Energy Transfer Partners L.P.	5.150%	02/01/2043	25,000	24,079
Ensco PLC	3.250%	03/15/2016	25,000	25,797
Enterprise Products Operating LLC	6.500%	01/31/2019	25,000	29,202
Hess Corp.	5.600%	02/15/2041	25,000	28,033

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value
CORPORATE BONDS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Kinder Morgan Energy Partners L.P.	3.500%	03/01/2021	$25,000	$24,724
Kinder Morgan Energy Partners L.P.	5.400%	09/01/2044	25,000	24,761
Marathon Oil Corp.	2.800%	11/01/2022	25,000	23,881
Marathon Petroleum Corp.	3.625%	09/15/2024	25,000	24,540
Noble Energy, Inc.	5.250%	11/15/2043	25,000	26,317
Occidental Petroleum Corp.	4.100%	02/01/2021	25,000	26,881
ONEOK Partners L.P.	3.375%	10/01/2022	25,000	24,343
Petrobras Global Finance BV	3.250%	03/17/2017	25,000	25,398
Petrobras Global Finance BV	6.250%	03/17/2024	25,000	26,164
Petrobras International Finance Co.	5.875%	03/01/2018	50,000	53,874
Petroleos Mexicanos	3.500%	07/18/2018	25,000	25,813
Petroleos Mexicanos	3.500%	01/30/2023	25,000	23,938
Petroleos Mexicanos(b)	6.375%	01/23/2045	50,000	56,438
Plains All American Pipeline L.P. / PAA Finance Corp.	3.600%	11/01/2024	25,000	24,668
Shell International Finance BV	0.900%	11/15/2016	25,000	24,996
Shell International Finance BV	4.300%	09/22/2019	25,000	27,386
Shell International Finance BV	5.500%	03/25/2040	25,000	29,509
Spectra Energy Partners L.P.	2.950%	09/25/2018	25,000	25,621
Statoil ASA	1.950%	11/08/2018	25,000	24,999
Statoil ASA	3.700%	03/01/2024	25,000	25,847
Total Capital International SA	0.750%	01/25/2016	11,000	11,013
Total Capital International SA	3.750%	04/10/2024	25,000	25,668
Total Capital International SA	2.125%	08/10/2018	25,000	25,217
TransCanada PipeLines, Ltd.	7.625%	01/15/2039	25,000	35,039
TransCanada PipeLines, Ltd.(a)	6.350%	05/15/2067	25,000	25,500
Transocean, Inc.	3.800%	10/15/2022	25,000	22,911
Valero Energy Corp.	6.125%	02/01/2020	25,000	28,782
Williams Partners L.P.	5.250%	03/15/2020	25,000	27,704

				1,274,844

Paper & Forest Products – 0.2%
Georgia-Pacific LLC	7.750%	11/15/2029	25,000	34,316
International Paper Co.	3.650%	06/15/2024	25,000	24,303

				58,619

Personal Products – 0.1%
The Estee Lauder Cos., Inc.	3.700%	08/15/2042	25,000	22,746

Pharmaceuticals – 1.5%
AbbVie, Inc.	1.750%	11/06/2017	25,000	24,919
Actavis, Inc.	1.875%	10/01/2017	25,000	24,796
AstraZeneca PLC	4.000%	09/18/2042	25,000	23,191

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value
CORPORATE BONDS – (continued)
Pharmaceuticals – (continued)
Bristol-Myers Squibb Co.	1.750%	03/01/2019	$25,000	$24,549
Eli Lilly & Co.	5.550%	03/15/2037	25,000	29,854
Express Scripts Holding Co.	2.250%	06/15/2019	25,000	24,636
GlaxoSmithKline Capital, Inc.	4.200%	03/18/2043	25,000	24,371
Johnson & Johnson	5.550%	08/15/2017	25,000	28,108
Johnson & Johnson	3.375%	12/05/2023	25,000	25,932
McKesson Corp.	2.284%	03/15/2019	25,000	24,794
Merck & Co., Inc.	2.400%	09/15/2022	25,000	23,982
Merck & Co., Inc.	6.500%	12/01/2033	25,000	33,491
Novartis Capital Corp.	3.400%	05/06/2024	25,000	25,227
Novartis Securities Investment, Ltd.	5.125%	02/10/2019	25,000	28,066
Pfizer, Inc.	3.400%	05/15/2024	25,000	24,982
Teva Pharmaceutical Finance IV LLC	2.250%	03/18/2020	25,000	24,307
Wyeth LLC	6.000%	02/15/2036	25,000	30,880

				446,085

Real Estate Investment Trusts (REITs) – 0.8%
American Tower Corp.	3.400%	02/15/2019	25,000	25,478
American Tower Corp.	3.500%	01/31/2023	25,000	24,020
AvalonBay Communities, Inc.	2.950%	09/15/2022	25,000	24,343
Boston Properties L.P.	3.850%	02/01/2023	25,000	25,508
DDR Corp.	3.500%	01/15/2021	25,000	24,839
Duke Realty L.P.	3.875%	02/15/2021	25,000	25,639
HCP, Inc.	2.625%	02/01/2020	25,000	24,747
Simon Property Group L.P.	2.150%	09/15/2017	25,000	25,378
Tanger Properties L.P.	3.875%	12/01/2023	25,000	25,218
Ventas Realty L.P.	1.550%	09/26/2016	25,000	25,153

				250,323

Road & Rail – 0.4%
Burlington Northern Santa Fe LLC	3.750%	04/01/2024	25,000	25,474
Burlington Northern Santa Fe LLC	4.550%	09/01/2044	25,000	24,978
CSX Corp.	3.400%	08/01/2024	25,000	24,898
Norfolk Southern Corp.	3.000%	04/01/2022	25,000	24,687
Union Pacific Corp.	4.750%	12/15/2043	25,000	26,693

				126,730

Semiconductors & Semiconductor Equipment – 0.3%
Intel Corp.	1.950%	10/01/2016	25,000	25,526
Intel Corp.	3.300%	10/01/2021	25,000	25,695
Texas Instruments, Inc.	2.750%	03/12/2021	25,000	25,110

				76,331

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value
CORPORATE BONDS – (continued)
Software – 0.4%
Microsoft Corp.	1.000%	05/01/2018	$25,000	$24,522
Microsoft Corp.	3.625%	12/15/2023	25,000	26,002
Oracle Corp.	2.375%	01/15/2019	25,000	25,259
Oracle Corp.	2.250%	10/08/2019	25,000	24,906
Oracle Corp.	4.500%	07/08/2044	25,000	25,263

				125,952

Specialty Retail – 0.5%
Costco Wholesale Corp.	1.125%	12/15/2017	25,000	24,717
CVS Health Corp.	4.000%	12/05/2023	25,000	26,090
Home Depot, Inc. (The)	2.250%	09/10/2018	25,000	25,342
Home Depot, Inc. (The)	3.750%	02/15/2024	25,000	25,943
Lowe’s Cos., Inc.	4.250%	09/15/2044	25,000	24,644
Starbucks Corp.	3.850%	10/01/2023	25,000	26,022

				152,758

Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc.	1.050%	05/05/2017	25,000	24,919
Apple, Inc.	2.850%	05/06/2021	25,000	25,068
Apple, Inc.	3.850%	05/04/2043	25,000	23,139
EMC Corp.	1.875%	06/01/2018	25,000	24,819
Hewlett-Packard Co.	5.400%	03/01/2017	25,000	27,238
Hewlett-Packard Co.	2.750%	01/14/2019	25,000	25,353
Hewlett-Packard Co.	4.050%	09/15/2022	25,000	25,844
International Business Machines Corp.	5.875%	11/29/2032	25,000	30,990

				207,370

Tobacco – 0.3%
Altria Group, Inc.	4.000%	01/31/2024	25,000	25,549
Philip Morris International, Inc.	4.500%	03/26/2020	25,000	27,440
Philip Morris International, Inc.	4.125%	03/04/2043	25,000	23,638

				76,627

Wireless Telecommunication Services – 0.9%
AT&T, Inc.	0.900%	02/12/2016	25,000	24,991
AT&T, Inc.	2.300%	03/11/2019	25,000	24,989
AT&T, Inc.	3.900%	03/11/2024	25,000	25,351
AT&T, Inc.	4.800%	06/15/2044	50,000	49,102
Orange SA	2.750%	02/06/2019	25,000	25,410
Telefonica Europe BV	8.250%	09/15/2030	25,000	33,775
Vodafone Group PLC	1.500%	02/19/2018	25,000	24,568

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value
CORPORATE BONDS – (continued)
Wireless Telecommunication Services – (continued)
Vodafone Group PLC	2.950%	02/19/2023	$25,000	$23,592
Vodafone Group PLC	4.375%	02/19/2043	25,000	22,660

				254,438

TOTAL CORPORATE BONDS (Cost $11,426,900)				11,392,343

FOREIGN GOVERNMENT OBLIGATIONS – 3.4%
Brazilian Government International Bond	5.875%	01/15/2019	100,000	112,500
Canada Government International Bond	1.625%	02/27/2019	50,000	49,865
Export Development Canada	1.250%	10/26/2016	25,000	25,283
Mexico Government International Bond	6.050%	01/11/2040	30,000	35,400
Mexico Government International Bond MTN	3.500%	01/21/2021	50,000	51,000
Mexico Government International Bond MTN	4.750%	03/08/2044	50,000	49,625
Oesterreichische Kontrollbank AG	1.625%	03/12/2019	25,000	24,855
Poland Government International Bond	5.000%	03/23/2022	50,000	54,936
Province of British Columbia Canada	2.650%	09/22/2021	50,000	50,739
Province of Manitoba Canada	1.125%	06/01/2018	25,000	24,649
Province of Nova Scotia Canada	5.125%	01/26/2017	25,000	27,323
Province of Ontario Canada	1.100%	10/25/2017	50,000	49,663
Province of Ontario Canada	4.400%	04/14/2020	50,000	55,495
Province of Ontario Canada	2.500%	09/10/2021	25,000	24,782
Province of Quebec Canada	2.750%	08/25/2021	50,000	50,413
Province of Quebec Canada	2.625%	02/13/2023	50,000	49,033
South Africa Government International Bond	6.875%	05/27/2019	100,000	113,406
Turkey Government International Bond	6.750%	04/03/2018	100,000	110,721
Turkey Government International Bond	6.875%	03/17/2036	50,000	57,373

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,023,530)				1,017,061

U.S. GOVERNMENT AGENCY MBS TBA – 42.7%
Fannie Mae TBA(c)	3.000%	10/01/2029	300,000	308,953
Fannie Mae TBA(c)	3.500%	10/01/2029	500,000	525,547
Fannie Mae TBA(c)	4.000%	10/01/2029	250,000	264,219
Fannie Mae TBA(c)	3.000%	10/01/2044	1,250,000	1,232,422
Fannie Mae TBA(c)	3.500%	10/01/2044	1,500,000	1,533,516
Fannie Mae TBA(c)	4.000%	10/01/2044	1,000,000	1,054,062
Fannie Mae TBA(c)	4.500%	10/01/2044	1,000,000	1,079,062
Fannie Mae TBA(c)	5.500%	10/01/2044	500,000	557,031
Freddie Mac TBA(c)	2.500%	10/01/2029	500,000	502,891
Freddie Mac TBA(c)	3.500%	10/01/2029	650,000	681,992
Freddie Mac TBA(c)	4.000%	10/01/2044	1,000,000	1,052,812

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value
U.S. GOVERNMENT AGENCY MBS TBA – (continued)
Freddie Mac TBA(c)	5.000%	10/01/2044	$750,000	$826,641
Government National Mortgage Association TBA(c)	3.000%	10/01/2044	600,000	603,938
Government National Mortgage Association TBA(c)	3.500%	10/01/2044	850,000	879,086
Government National Mortgage Association TBA(c)	4.000%	10/01/2044	750,000	795,703
Government National Mortgage Association TBA(c)	4.500%	10/01/2044	500,000	542,422
Government National Mortgage Association TBA(c)	5.000%	10/01/2044	200,000	220,281

TOTAL U.S. GOVERNMENT AGENCY MBS TBA (Cost $12,621,965)				12,660,578

U.S. GOVERNMENT AGENCY OBLIGATIONS – 6.0%
Fannie Mae	0.750%	03/04/2016	75,000	75,183
Fannie Mae	0.500%	03/30/2016	25,000	25,028
Fannie Mae	0.625%	08/26/2016	25,000	25,015
Fannie Mae	1.250%	09/28/2016	75,000	75,866
Fannie Mae	0.750%	04/20/2017	75,000	74,622
Fannie Mae	2.000%	09/26/2017	75,000	76,531
Fannie Mae	0.875%	10/26/2017	75,000	74,249
Fannie Mae	1.750%	09/12/2019	75,000	74,365
Fannie Mae	2.940%	07/25/2021	140,000	142,232
Fannie Mae(a)	2.463%	03/25/2023	48,830	47,549
Fannie Mae	2.625%	09/06/2024	25,000	24,576
Fannie Mae	7.250%	05/15/2030	75,000	112,130
Federal Home Loan Bank	2.000%	09/09/2016	75,000	76,916
Federal Home Loan Bank	0.850%	02/27/2017	50,000	49,916
Federal Home Loan Bank	0.875%	05/24/2017	75,000	74,788
Federal Home Loan Bank	1.875%	03/08/2019	50,000	50,326
Federal Home Loan Bank	2.250%	06/11/2021	75,000	74,401
Federal Home Loan Mortgage Corp.	0.700%	09/27/2016	75,000	74,969
Federal Home Loan Mortgage Corp.	0.875%	02/22/2017	75,000	74,977
Federal Home Loan Mortgage Corp.	0.875%	03/07/2018	75,000	73,703
Federal Home Loan Mortgage Corp.	1.250%	10/02/2019	75,000	72,565
Federal Home Loan Mortgage Corp.	6.750%	09/15/2029	75,000	106,483
Freddie Mac	0.700%	09/29/2016	50,000	49,976
Freddie Mac	1.000%	04/07/2017	50,000	49,930
Freddie Mac	3.111%	02/25/2023	100,000	101,912

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost 1,756,614)				1,758,208

U.S. TREASURY OBLIGATIONS – 49.7%
U.S. Treasury Bond(d)	5.250%	11/15/2028	500,000	643,520
U.S. Treasury Bond(d)	4.500%	02/15/2036	50,000	61,728
U.S. Treasury Bond(d)	4.375%	02/15/2038	500,000	606,970
U.S. Treasury Bond(d)	4.250%	11/15/2040	500,000	600,555

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – (continued)
U.S. Treasury Bond(d)	3.000%	05/15/2042	$400,000	$386,272
U.S. Treasury Bond(d)	2.750%	11/15/2042	100,000	91,482
U.S. Treasury Bond(d)	3.125%	08/15/2044	250,000	245,967
U.S. Treasury Note(d)	0.250%	12/15/2015	1,000,000	1,000,350
U.S. Treasury Note(d)	0.375%	03/15/2016	750,000	750,390
U.S. Treasury Note(d)	0.500%	06/15/2016	1,000,000	1,000,900
U.S. Treasury Note(d)	3.000%	08/31/2016	1,000,000	1,046,250
U.S. Treasury Note(d)	0.500%	09/30/2016	200,000	199,656
U.S. Treasury Note(d)	0.625%	10/15/2016	500,000	499,790
U.S. Treasury Note(d)	1.000%	03/31/2017	750,000	752,258
U.S. Treasury Note(d)	0.500%	07/31/2017	750,000	738,630
U.S. Treasury Note(d)	1.000%	09/15/2017	150,000	149,748
U.S. Treasury Note(d)	2.625%	01/31/2018	750,000	783,075
U.S. Treasury Note(d)	2.625%	04/30/2018	750,000	782,895
U.S. Treasury Note(d)	4.000%	08/15/2018	500,000	547,790
U.S. Treasury Note(d)	1.375%	02/28/2019	500,000	493,675
U.S. Treasury Note(d)	1.625%	08/31/2019	200,000	198,636
U.S. Treasury Note(d)	1.000%	11/30/2019	750,000	718,650
U.S. Treasury Note(d)	2.125%	08/31/2020	750,000	753,937
U.S. Treasury Note(d)	2.000%	05/31/2021	750,000	741,240
U.S. Treasury Note(d)	2.000%	08/31/2021	200,000	197,262
U.S. Treasury Note(d)	2.000%	02/15/2023	500,000	485,170
U.S. Treasury Note(d)	2.375%	08/15/2024	250,000	247,090

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,676,214)				14,723,886

ASSET BACKED SECURITIES – 0.7%
Credit Card Receivables – 0.7%
Citibank Credit Card Issuance Trust	5.350%	02/07/2020	100,000	111,782
Citibank Credit Card Issuance Trust	2.880%	01/23/2023	100,000	101,688

TOTAL ASSET BACKED SECURITIES (Cost $213,539)				213,470

MUNICIPAL BONDS & NOTES – 0.1%
California – 0.1%
Los Angeles Unified School District	5.750%	07/01/2034	25,000	30,372

TOTAL MUNICIPAL BONDS & NOTES (Cost $30,327)				30,372

SHORT TERM INVESTMENTS – 42.3%
Money Market Fund – 42.3%
State Street Institutional Liquid Reserves Fund 0.09%(e)(f)(g) (Cost $12,539,442)			12,539,442	12,539,442

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value
TOTAL INVESTMENTS(h)† – 183.3% (Cost $54,288,531(i))				$54,335,360
Other Assets & Liabilities – (83.3)%				(24,685,403)

NET ASSETS – 100.0%				$29,649,957

(a)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2014

(b)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $56,438 or 0.19% of net assets as of September 30, 2014.

(d)	Security, or a portion of the security has been designated as collateral for TBA securities.

(e)	The rate shown is the annualized seven-day yield at period end.

(f)	Affiliated Fund managed by SSgA Fund Management, Inc. See table that follows for more information.

(g)	Value is determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

(h)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(i)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2014 was $99,739 and $52,910, respectively, resulting in net unrealized appreciation of investments of $46,829.

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities are valued by the independent pricing service using evaluation from their internal pricing models. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

TBA = To Be Announced

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

State Street Aggregate Bond Index Portfolio

Portfolio of Investments — (continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets: Investments:
Corporate Bonds	$–	$11,367,436	$–	$11,367,436
Foreign Government Obligations	–	1,041,968	–	1,041,968
U.S. Government Agency MBS TBA	–	12,660,578	–	12,660,578
U.S. Government Agency Obligations	–	1,758,208	–	1,758,208
U.S. Treasury Obligations	–	14,723,886	–	14,723,886
Asset Backed Securities	–	213,470	–	213,470
Municipal Bonds & Notes	–	30,372	–	30,372
Money Market Fund	12,539,442	–	–	12,539,442

Total Investments	$12,539,442	$41,795,918	$–	$54,335,360

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the nine months ended September 30, 2014, there were no transfers between levels.

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA Funds Management, Inc. The Portfolio invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending September 30, 2014 were as follows:

Security Description	Number of shares held at 12/31/13	Shares Purchased for the period ended 09/30/14	Shares sold for the period ended 09/30/14	Number of shares held at 09/30/14	Value at 09/30/14	Income earned for the period ended 09/30/14	Realized gain/loss on shares sold
State Street Institutional Liquid Reserves Fund	–	13,792,464	1,253,022	12,539,442	$12,539,442	$–	$–

STATE STREET INSTITUTIONAL INVESTMENT TRUST

TARGET RETIREMENT FUNDS

State Street Target Retirement Fund

State Street Target Retirement 2015 Fund

State Street Target Retirement 2020 Fund

State Street Target Retirement 2025 Fund

State Street Target Retirement 2030 Fund

State Street Target Retirement 2035 Fund

State Street Target Retirement 2040 Fund

State Street Target Retirement 2045 Fund

State Street Target Retirement 2050 Fund

State Street Target Retirement 2055 Fund

State Street Target Retirement 2060 Fund

State Street Target Retirement Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.8%
Domestic Equity – 19.9%
SPDR Russell Small Cap Completeness ETF	473	$39,109
State Street Equity 500 Index II Portfolio(b)	20,501	209,313

		248,422

Domestic Fixed Income – 64.8%
SPDR Barclays 1-10 Year TIPS ETF	11,538	225,147
SPDR Barclays High Yield Bond ETF	2,182	87,702
SPDR Barclays Short Term Corporate Bond ETF	1,629	50,016
SPDR Barclays Short Term Treasury ETF	6,556	197,686
State Street Aggregate Bond Index Portfolio	24,950	250,000

		810,551

International Equity – 10.1%
State Street Global Equity ex-U.S. Index Portfolio(b)	13,069	126,250

		126,250

Real Estate – 5.0%
SPDR Dow Jones Global Real Estate ETF	1,405	62,303

		62,303

TOTAL INVESTMENTS(c)† – 99.8% (Cost $1,247,526)		1,247,526
Other Assets in Excess of Liabilities – 0.2%		2,474

NET ASSETS – 100.0%		$1,250,000

(a)	Affiliated Funds managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

†	Security Valuation: Each Fund’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in exchange traded products and other mutual funds are valued at the net asset value per share. Fixed income securities are valued day by the independent pricing services using evaluations from their internal pricing models. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. Each Fund may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

1

State Street Target Retirement 2015 Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.7%
Domestic Equity – 27.8%
SPDR Russell Small Cap Completeness ETF	964	$79,707
State Street Equity 500 Index II Portfolio(b)	39,842	406,788

		486,495

Domestic Fixed Income – 51.6%
SPDR Barclays 1-10 Year TIPS ETF	16,042	313,036
SPDR Barclays High Yield Bond ETF	3,000	120,580
SPDR Barclays Long Term Treasury ETF	64	4,329
SPDR Barclays Short Term Corporate Bond ETF	214	6,570
SPDR Barclays Short Term Treasury ETF	729	21,982
State Street Aggregate Bond Index Portfolio	43,663	437,500

		903,997

International Equity – 15.4%
State Street Global Equity ex-U.S. Index Portfolio(b)	27,922	269,727

		269,727

Real Estate – 4.9%
SPDR Dow Jones Global Real Estate ETF	1,918	85,051

		85,051

TOTAL INVESTMENTS(c)† – 99.7% (Cost $1,745,270)		1,745,270
Other Assets in Excess of Liabilities – 0.3%		4,730

NET ASSETS – 100.0%		$1,750,000

(a)	Affiliated Funds managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

†	Security Valuation: Each Fund’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in exchange traded products and other mutual funds are valued at the net asset value per share. Fixed income securities are valued day by the independent pricing services using evaluations from their internal pricing models. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. Each Fund may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

2

State Street Target Retirement 2020 Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.7%
Domestic Equity – 36.5%
SPDR Russell Small Cap Completeness ETF	2,108	$174,297
State Street Equity 500 Index II Portfolio(b)	72,380	739,000

		913,297

Domestic Fixed Income – 39.1%
SPDR Barclays High Yield Bond ETF	3,740	150,324
SPDR Barclays Long Term Treasury ETF	1,842	124,583
SPDR Barclays TIPS ETF	4,308	240,315
State Street Aggregate Bond Index Portfolio	46,158	462,500

		977,722

International Equity – 21.7%
State Street Global Equity ex-U.S. Index Portfolio(b)	56,064	541,575

		541,575

Real Estate – 2.4%
SPDR Dow Jones Global Real Estate ETF	1,335	59,199

		59,199

TOTAL INVESTMENTS(c)† – 99.7% (Cost $2,491,793)		2,491,793
Other Assets in Excess of Liabilities – 0.3%		8,207

NET ASSETS – 100.0%		$2,500,000

(a)	Affiliated Funds managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

†	Security Valuation: Each Fund’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in exchange traded products and other mutual funds are valued at the net asset value per share. Fixed income securities are valued day by the independent pricing services using evaluations from their internal pricing models. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. Each Fund may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

3

State Street Target Retirement 2025 Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.7%
Domestic Equity – 43.3%
SPDR Russell Small Cap Completeness ETF	2,272	$187,858
State Street Equity 500 Index II Portfolio(b)	66,327	677,200

		865,058

Domestic Fixed Income – 29.8%
SPDR Barclays High Yield Bond ETF	1,970	79,181
SPDR Barclays Long Term Treasury ETF	2,873	194,314
SPDR Barclays TIPS ETF	1,003	55,951
State Street Aggregate Bond Index Portfolio	26,697	267,500

		596,946

International Equity – 26.6%
State Street Global Equity ex-U.S. Index Portfolio(b)	54,969	531,000

		531,000

TOTAL INVESTMENTS(c)† – 99.7% (Cost $1,993,004)		1,993,004
Other Assets in Excess of Liabilities – 0.3%		6,996

NET ASSETS – 100.0%		$2,000,000

(a)	Affiliated Funds managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

†	Security Valuation: Each Fund’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in exchange traded products and other mutual funds are valued at the net asset value per share. Fixed income securities are valued day by the independent pricing services using evaluations from their internal pricing models. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. Each Fund may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

4

State Street Target Retirement 2030 Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.6%
Domestic Equity – 47.7%
SPDR Russell Small Cap Completeness ETF	2,778	$229,696
State Street Equity 500 Index II Portfolio(b)	71,013	725,040

		954,736

Domestic Fixed Income – 22.3%
SPDR Barclays High Yield Bond ETF	493	19,815
SPDR Barclays Long Term Treasury ETF	2,873	194,314
SPDR Barclays TIPS ETF	228	12,719
State Street Aggregate Bond Index Portfolio	21,956	220,000

		446,848

International Equity – 29.6%
State Street Global Equity ex-U.S. Index Portfolio(b)	61,180	591,000

		591,000

TOTAL INVESTMENTS(c)† – 99.6% (Cost $1,992,584)		1,992,584
Other Assets in Excess of Liabilities – 0.4%		7,416

NET ASSETS – 100.0%		$2,000,000

(a)	Affiliated Funds managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

†	Security Valuation: Each Fund’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in exchange traded products and other mutual funds are valued at the net asset value per share. Fixed income securities are valued day by the independent pricing services using evaluations from their internal pricing models. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. Each Fund may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

5

State Street Target Retirement 2035 Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.6%
Domestic Equity – 51.2%
SPDR Russell Small Cap Completeness ETF	2,492	$206,048
State Street Equity 500 Index II Portfolio(b)	55,102	562,590

		768,638

Domestic Fixed Income – 16.5%
SPDR Barclays Long Term Treasury ETF	2,155	145,753
State Street Aggregate Bond Index Portfolio	10,105	101,250

		247,003

International Equity – 31.9%
State Street Global Equity ex-U.S. Index Portfolio(b)	49,534	478,500

		478,500

TOTAL INVESTMENTS(c)† – 99.6% (Cost $1,494,141)		1,494,141
Other Assets in Excess of Liabilities – 0.4%		5,859

NET ASSETS – 100.0%		$1,500,000

(a)	Affiliated Funds managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

†	Security Valuation: Each Fund’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in exchange traded products and other mutual funds are valued at the net asset value per share. Fixed income securities are valued day by the independent pricing services using evaluations from their internal pricing models. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. Each Fund may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

6

State Street Target Retirement 2040 Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.6%
Domestic Equity – 54.2%
SPDR Russell Small Cap Completeness ETF	2,925	$241,850
State Street Equity 500 Index II Portfolio(b)	55,980	571,560

		813,410

Domestic Fixed Income – 11.5%
SPDR Barclays Long Term Treasury ETF	2,155	145,753
State Street Aggregate Bond Index Portfolio	2,620	26,250

		172,003

International Equity – 33.9%
State Street Global Equity ex-U.S. Index Portfolio(b)	52,640	508,500

		508,500

TOTAL INVESTMENTS(c)† – 99.6% (Cost $1,493,913)		1,493,913
Other Assets in Excess of Liabilities – 0.4%		6,087

NET ASSETS – 100.0%		$1,500,000

(a)	Affiliated Funds managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

†	Security Valuation: Each Fund’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in exchange traded products and other mutual funds are valued at the net asset value per share. Fixed income securities are valued day by the independent pricing services using evaluations from their internal pricing models. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. Each Fund may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

7

State Street Target Retirement 2045 Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.6%
Domestic Equity – 55.3%
SPDR Russell Small Cap Completeness ETF	2,050	$169,502
State Street Equity 500 Index II Portfolio(b)	37,533	383,210

		552,712

Domestic Fixed Income – 9.7%
SPDR Barclays Long Term Treasury ETF	1,437	97,191

		97,191

International Equity – 34.6%
State Street Global Equity ex-U.S. Index Portfolio(b)	35,818	346,000

		346,000

TOTAL INVESTMENTS(c)† – 99.6% (Cost $995,903)		995,903
Other Assets in Excess of Liabilities – 0.4%		4,097

NET ASSETS – 100.0%		$1,000,000

(a)	Affiliated Funds managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

†	Security Valuation: Each Fund’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in exchange traded products and other mutual funds are valued at the net asset value per share. Fixed income securities are valued day by the independent pricing services using evaluations from their internal pricing models. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. Each Fund may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

8

State Street Target Retirement 2050 Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.6%
Domestic Equity – 55.3%
SPDR Russell Small Cap Completeness ETF	1,025	$84,751
State Street Equity 500 Index II Portfolio(b)	18,766	191,605

		276,356

Domestic Fixed Income – 9.7%
SPDR Barclays Long Term Treasury ETF	718	48,562

		48,562

International Equity – 34.6%
State Street Global Equity ex-U.S. Index Portfolio(b)	17,909	173,000

		173,000

TOTAL INVESTMENTS(c)† – 99.6% (Cost $497,918)		497,918
Other Assets in Excess of Liabilities – 0.4%		2,082

NET ASSETS – 100.0%		$500,000

(a)	Affiliated Funds managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

†	Security Valuation: Each Fund’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in exchange traded products and other mutual funds are valued at the net asset value per share. Fixed income securities are valued day by the independent pricing services using evaluations from their internal pricing models. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. Each Fund may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

9

State Street Target Retirement 2055 Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.6%
Domestic Equity – 55.3%
SPDR Russell Small Cap Completeness ETF	1,025	$84,751
State Street Equity 500 Index II Portfolio(b)	18,766	191,605

		276,356

Domestic Fixed Income – 9.7%
SPDR Barclays Long Term Treasury ETF	718	48,562

		48,562

International Equity – 34.6%
State Street Global Equity ex-U.S. Index Portfolio(b)	17,909	173,000

		173,000

TOTAL INVESTMENTS(c)† – 99.6% (Cost $497,918)		497,918
Other Assets in Excess of Liabilities – 0.4%		2,082

NET ASSETS – 100.0%		$500,000

(a)	Affiliated Funds managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

†	Security Valuation: Each Fund’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in exchange traded products and other mutual funds are valued at the net asset value per share. Fixed income securities are valued day by the independent pricing services using evaluations from their internal pricing models. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. Each Fund may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

10

State Street Target Retirement 2060 Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.6%
Domestic Equity – 55.3%
SPDR Russell Small Cap Completeness ETF	1,025	$84,751
State Street Equity 500 Index II Portfolio(b)	18,766	191,605

		276,356

Domestic Fixed Income – 9.7%
SPDR Barclays Long Term Treasury ETF	718	48,562

		48,562

International Equity – 34.6%
State Street Global Equity ex-U.S. Index Portfolio(b)	17,909	173,000

		173,000

TOTAL INVESTMENTS(c)† – 99.6% (Cost $497,918)		497,918
Other Assets in Excess of Liabilities – 0.4%		2,082

NET ASSETS – 100.0%		$500,000

(a)	Affiliated Funds managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

†	Security Valuation: Each Fund’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in exchange traded products and other mutual funds are valued at the net asset value per share. Fixed income securities are valued day by the independent pricing services using evaluations from their internal pricing models. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. Each Fund may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

11

State Street Institutional Investment Trust

Notes to Portfolios of Investments — Target Retirement Funds

September 30, 2014 (Unaudited)

Security Valuation

The Funds have adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of each Fund’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2014, in valuing the each Fund;’s assets carried at fair value:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
State Street Target Retirement Fund	$1,247,526	$–	$–	$1,247,526
State Street Target Retirement 2015 Fund	1,745,270	–	–	1,745,270
State Street Target Retirement 2020 Fund	2,491,793	–	–	2,491,793
State Street Target Retirement 2025 Fund	1,993,004	–	–	1,993,004
State Street Target Retirement 2030 Fund	1,992,584	–	–	1,992,584
State Street Target Retirement 2035 Fund	1,494,141	–	–	1,494,141
State Street Target Retirement 2040 Fund	1,493,913	–	–	1,493,913
State Street Target Retirement 2045 Fund	995,903	–	–	995,903
State Street Target Retirement 2050 Fund	497,918	–	–	497,918
State Street Target Retirement 2055 Fund	497,918	–	–	497,918
State Street Target Retirement 2060 Fund	497,918	–	–	497,918

There were no transfers between levels for the period ended September 30, 2014.

12

State Street Institutional Investment Trust

Notes to Portfolios of Investments — Target Retirement Funds — (continued)

September 30, 2014 (Unaudited)

Transactions with Affiliates

Each Fund may invest in underlying Funds affiliated with the Adviser. Amounts related to investments in affiliated underlying Funds at September 30, 2014, and for the period then ended are:

State Street Target Retirement Fund	Number of Shares Held at 12/31/13	Value at 12/31/13	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	–	$–	$39,109	473	$–	–	473	$39,109	$–	$–
State Street Equity 500 Index II Portfolio	–	–	209,313	20,501	–	–	20,501	209,313	–	–
SPDR Barclays 1-10 Year TIPS ETF	–	–	225,147	11,538	–	–	11,538	225,147	–	–
SPDR Barclays High Yield Bond ETF	–	–	87,702	2,182	–	–	2,182	87,702	–	–
SPDR Barclays Short Term Corporate Bond ETF	–	–	50,016	1,629	–	–	1,629	50,016	–	–
SPDR Barclays Short Term Treasury ETF	–	–	197,686	6,556	–	–	6,556	197,686	–	–
State Street Aggregate Bond Index Portfolio	–	–	250,000	24,950	–	–	24,950	250,000	–	–
State Street Global Equity ex-U.S. Index Portfolio	–	–	12,625	13,069	–	–	13,069	126,250	–	–
SPDR Dow Jones Global Real Estate ETF	–	–	62,303	1,405	–	–	1,405	62,303	–	–

State Street Target Retirement 2015 Fund	Number of Shares Held at 12/31/13	Value at 12/31/13	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	–	$–	$79,707	964	$–	–	964	$79,707	$–	$–
State Street Equity 500 Index II Portfolio	–	–	406,788	39,842	–	–	39,842	406,788	–	–
SPDR Barclays 1-10 Year TIPS ETF	–	–	313,036	16,042	–	–	16,042	313,036	–	–
SPDR Barclays High Yield Bond ETF	–	–	120,580	3,000	–	–	3,000	120,580	–	–
SPDR Barclays Long Term Treasury ETF	–	–	4,329	64	–	–	64	4,329	–	–
SPDR Barclays Short Term Corporate Bond ETF	–	–	6,570	214	–	–	214	6,570	–	–
SPDR Barclays Short Term Treasury ETF	–	–	21,982	729	–	–	729	21,982	–	–
State Street Aggregate Bond Index Portfolio	–	–	437,500	43,663	–	–	43,663	437,500	–	–
State Street Global Equity ex-U.S. Index Portfolio	–	–	269,727	27,922	–	–	27,922	269,727	–	–
SPDR Dow Jones Global Real Estate ETF	–	–	85,051	1,918	–	–	1,918	85,051	–	–

13

State Street Institutional Investment Trust

Notes to Portfolios of Investments — Target Retirement Funds — (continued)

September 30, 2014 (Unaudited)

State Street Target Retirement 2020 Fund	Number of Shares Held at 12/31/13	Value at 12/31/13	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	–	$–	$174,297	2,108	$–	–	2,108	$174,297	$–	$–
State Street Equity 500 Index II Portfolio	–	–	739,000	72,380	–	–	72,380	739,000	–	–
SPDR Barclays High Yield Bond ETF	–	–	150,324	3,740	–	–	3,740	150,324	–	–
SPDR Barclays Long Term Treasury ETF	–	–	124,583	1,842	–	–	1,842	124,583	–	–
SPDR Barclays TIPS ETF	–	–	240,315	4,308	–	–	4,308	240,315	–	–
State Street Aggregate Bond Index Portfolio	–	–	462,500	46,158	–	–	46,158	462,500	–	–
State Street Global Equity ex-U.S. Index Portfolio	–	–	541,575	56,064	–	–	56,064	541,575	–	–
SPDR Dow Jones Global Real Estate ETF	–	–	59,199	1,335	–	–	1,335	59,199	–	–

State Street Target Retirement 2025 Fund	Number of Shares Held at 12/31/13	Value at 12/31/13	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	–	$–	$187,858	2,272	$–	–	2,272	$187,858	$–	$–
State Street Equity 500 Index II Portfolio	–	–	677,200	66,327	–	–	66,327	677,200	–	–
SPDR Barclays High Yield Bond ETF	–	–	79,181	1,970	–	–	1,970	79,181	–	–
SPDR Barclays Long Term Treasury ETF	–	–	194,314	2,873	–	–	2,873	194,314	–	–
SPDR Barclays TIPS ETF	–	–	55,951	1,003	–	–	1,003	55,951	–	–
State Street Aggregate Bond Index Portfolio	–	–	267,500	26,697	–	–	26,697	267,500	–	–
State Street Global Equity ex-U.S. Index Portfolio	–	–	531,000	54,969	–	–	54,969	531,000	–	–

State Street Target Retirement 2030 Fund	Number of Shares Held at 12/31/13	Value at 12/31/13	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	–	$–	$229,696	2,778	$–	–	2,778	$229,696	$–	$–
State Street Equity 500 Index II Portfolio	–	–	725,040	71,013	–	–	71,013	725,040	–	–
SPDR Barclays High Yield Bond ETF	–	–	19,815	493	–	–	493	19,815	–	–
SPDR Barclays Long Term Treasury ETF	–	–	194,314	2,873	–	–	2,873	194,314	–	–
SPDR Barclays TIPS ETF	–	–	12,719	228	–	–	228	12,719	–	–
State Street Aggregate Bond Index Portfolio	–	–	220,000	21,956	–	–	21,956	220,000	–	–
State Street Global Equity ex-U.S. Index Portfolio	–	–	591,000	61,180	–	–	61,180	591,000	–	–

14

State Street Institutional Investment Trust

Notes to Portfolios of Investments — Target Retirement Funds — (continued)

September 30, 2014 (Unaudited)

State Street Target Retirement 2035 Fund	Number of Shares Held at 12/31/13	Value at 12/31/13	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	–	$–	$206,048	2,492	$–	–	2,492	$206,048	$–	$–
State Street Equity 500 Index II Portfolio	–	–	562,590	55,102	–	–	55,102	562,590	–	–
SPDR Barclays Long Term Treasury ETF	–	–	145,753	2,155	–	–	2,155	145,753	–	–
State Street Aggregate Bond Index Portfolio	–	–	101,250	10,105	–	–	10,105	101,250	–	–
State Street Global Equity ex-U.S. Index Portfolio	–	–	478,500	49,534	–	–	49,534	478,500	–	–

State Street Target Retirement 2040 Fund	Number of Shares Held at 12/31/13	Value at 12/31/13	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	–	$–	$241,850	2,925	$–	–	2,925	$241,850	$–	$–
State Street Equity 500 Index II Portfolio	–	–	571,560	55,980	–	–	55,980	571,560	–	–
SPDR Barclays Long Term Treasury ETF	–	–	145,753	2,155	–	–	2,155	145,753	–	–
State Street Aggregate Bond Index Portfolio	–	–	26,250	2,620	–	–	2,620	26,250	–	–
State Street Global Equity ex-U.S. Index Portfolio	–	–	508,500	52,640	–	–	52,640	508,500	–	–

State Street Target Retirement 2045 Fund	Number of Shares Held at 12/31/13	Value at 12/31/13	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	–	$–	$169,502	2,050	$–	–	2,050	$169,502	$–	$–
State Street Equity 500 Index II Portfolio	–	–	383,210	37,533	–	–	37,533	383,210	–	–
SPDR Barclays Long Term Treasury ETF	–	–	97,191	1,437	–	–	1,437	97,191	–	–
State Street Global Equity ex-U.S. Index Portfolio	–	–	346,000	35,818	–	–	35,818	346,000	–	–

State Street Target Retirement 2050 Fund	Number of Shares Held at 12/31/13	Value at 12/31/13	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	–	$–	$84,751	1,025	$–	–	1,025	$84,751	$–	$–
State Street Equity 500 Index II Portfolio	–	–	191,605	18,766	–	–	18,766	191,605	–	–
SPDR Barclays Long Term Treasury ETF	–	–	48,562	718	–	–	718	48,562	–	–
State Street Global Equity ex-U.S. Index Portfolio	–	–	173,000	17,909	–	–	17,909	173,000	–	–

15

State Street Institutional Investment Trust

Notes to Portfolios of Investments — Target Retirement Funds — (continued)

September 30, 2014 (Unaudited)

State Street Target Retirement 2055 Fund	Number of Shares Held at 12/31/13	Value at 12/31/13	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	–	$–	$84,751	1,025	$–	–	1,025	$84,751	$–	$–
State Street Equity 500 Index II Portfolio	–	–	191,605	18,766	–	–	18,766	191,605	–	–
SPDR Barclays Long Term Treasury ETF	–	–	48,562	718	–	–	718	48,562	–	–
State Street Global Equity ex-U.S. Index Portfolio	–	–	173,000	17,909	–	–	17,909	173,000	–	–

State Street Target Retirement 2060 Fund	Number of Shares Held at 12/31/13	Value at 12/31/13	Purchased		Sold		Number of Shares Held at 9/30/14	Value at 9/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	–	$–	$84,751	1,025	$–	–	1,025	$84,751	$–	$–
State Street Equity 500 Index II Portfolio	–	–	191,605	18,766	–	–	18,766	191,605	–	–
SPDR Barclays Long Term Treasury ETF	–	–	48,562	718	–	–	718	48,562	–	–
State Street Global Equity ex-U.S. Index Portfolio	–	–	173,000	17,909	–	–	17,909	173,000	–	–

4. Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at September 30, 2014, was as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$1,247,526	$–	$–	$–
State Street Target Retirement 2015 Fund	1,745,270	–	–	–
State Street Target Retirement 2020 Fund	2,491,793	–	–	–
State Street Target Retirement 2025 Fund	1,993,004	–	–	–
State Street Target Retirement 2030 Fund	1,992,584	–	–	–
State Street Target Retirement 2035 Fund	1,494,141	–	–	–
State Street Target Retirement 2040 Fund	1,493,913	–	–	–
State Street Target Retirement 2045 Fund	995,903	–	–	–
State Street Target Retirement 2050 Fund	497,918	–	–	–
State Street Target Retirement 2055 Fund	497,918	–	–	–
State Street Target Retirement 2060 Fund	497,918	–	–	–

16

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Investment Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham President

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham President (Principal Executive Officer)

Date:	November 25, 2014

By:	/s/ Laura F. Dell
Laura F. Dell Treasurer (Principal Financial Officer)

Date:	November 25, 2014